Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Feb. 08, 2013
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CYT
Entity Registrant Name	CYTEC INDUSTRIES INC/DE/
Entity Central Index Key	0000912513
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		44,825,249

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 179.3	$ 415.8
Trade accounts receivable, less allowance for doubtful accounts of $4.7 and $1.3 in 2012 and 2011, respectively	263.6	184.2
Other accounts receivable	39.1	28.3
Inventories	267.2	186.5
Deferred income taxes	37.8	34.9
Other current assets	18.9	13.4
Current assets held for sale	410.8	424.7
Total current assets	1,216.7	1,287.8
Investment in associated companies	1.7
Plants, equipment and facilities, at cost	1,310.4	1,109.8
Less: accumulated depreciation	(475.1)	(385.1)
Net plant investment	835.3	724.7
Acquisition intangibles, net of accumulated amortization of $43.9 and $34.7 in 2012 and 2011, respectively	183.7	12.2
Goodwill	525.3	314.5
Deferred income taxes	8.9	16.3
Other assets	88.7	87.1
Non-current assets held for sale	1,061.8	1,094.1
Total assets	3,922.1	3,536.7
Current liabilities
Accounts payable	176.4	118.9
Short-term borrowings	3	3.5
Current maturities of long-term debt	136.1
Accrued expenses	174	126.1
Income taxes payable	51.4	20.8
Deferred income taxes	0.6	0.6
Current liabilities held for sale	265.9	252
Total current liabilities	807.4	521.9
Long-term debt	567.4	635.9
Pension and other postretirement benefit liabilities	275.5	277
Other noncurrent liabilities	198.3	208.3
Deferred income taxes	70.9	41.2
Non-current liabilities held for sale	198.3	159.1
Stockholders' equity
Preferred stock, 20,000,000 shares authorized; none issued and outstanding
Common stock, $.01 par value per share, 150,000,000 shares authorized; issued 49,618,861 in 2012 and 49,586,198 in 2011	0.5	0.5
Additional paid-in capital	465.6	461.2
Retained earnings	1,641.3	1,476.4
Accumulated other comprehensive loss	(65.1)	(66.5)
Treasury stock, at cost, 4,672,700 shares in 2012 and 4,077,360 shares in 2011	(243.3)	(185)
Total Cytec Industries Inc. stockholders' equity	1,799	1,686.6
Noncontrolling interests	5.3	6.7
Total equity	1,804.3	1,693.3
Total liabilities and stockholders' equity	$ 3,922.1	$ 3,536.7

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable, allowance for doubtful accounts	$ 4.7	$ 1.3
Acquisition intangibles, accumulated amortization	$ 43.9	$ 34.7
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	49,618,861	49,586,198
Treasury stock, shares	4,672,700	4,077,360

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 1,708.1		$ 1,415.9		$ 1,223.4
Manufacturing cost of sales	1,181.5		992.2		861.6
Selling and technical services	147.8		127.2		113.4
Research and process development	52.9		45		38.1
Administrative and general	136.6		96.1		93.6
Amortization of acquisition intangibles	9		3.2		3.2
Net (loss) gain on sale of assets	(16.7)		3.3
Earnings from operations	163.6		155.5		113.5
Other expense, net	(1.7)		(5.1)		(5.9)
Net loss on early extinguishment of debt	(0.2)		(0.3)		(0.8)
Equity in earnings of associated companies	(0.2)
Interest expense, net	30.1		35.8		33.2
Earnings from continuing operations before income taxes	131.4		114.3		73.6
Income tax provision	37.3		28.3		6.6
Earnings from continuing operations	94.1		86		67
Earnings from operations of discontinued business, net of tax	112.6		90.3		108.1
Net (loss) gain on sale of discontinued operations, net of tax	(16.6)		34.6
Earnings from discontinued operations, net of tax	96		124.9		108.1
Net earnings	190.1		210.9		175.1
Less: Net earnings attributable to noncontrolling interests	(2.1)		(3.1)		(2.8)
Net earnings attributable to Cytec Industries Inc.	$ 188		$ 207.8		$ 172.3
Basic earnings per common share
Continuing operations	$ 2.04		$ 1.78		$ 1.36
Discontinued operations	$ 2.04		$ 2.51		$ 2.13
Basic earnings per common share	$ 4.08	[1]	$ 4.29	[1]	$ 3.49
Diluted earnings per common share
Continuing operations	$ 2.01		$ 1.75		$ 1.35
Discontinued operations	$ 2.01		$ 2.49		$ 2.11
Diluted earnings per common share	$ 4.02	[1]	$ 4.24	[1]	$ 3.46
Dividends per common share	$ 0.5		$ 0.5		$ 0.05

[1]	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income including noncontrolling interest	$ 190.1	$ 210.9	$ 175.1
Other comprehensive income (loss), net of tax
Pension liability adjustment	(27.9)	(15.7)	(21.8)
Unrealized net gain on derivative instruments		0.4	1.6
Translation adjustments	28.8	(36.7)	(9.6)
Total other comprehensive income (loss), net of tax	0.9	(52)	(29.8)
Comprehensive income including noncontrolling interest	191	158.9	145.3
Less: Comprehensive income attributable to noncontrolling interest	(1.6)	(3.2)	(3.4)
Comprehensive income attributable to Cytec Industries Inc.	$ 189.4	$ 155.7	$ 141.9

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities
Net earnings	$ 190.1	$ 210.9	$ 175.1
Earnings from discontinued operations	(96)	(124.9)	(108.1)
Earnings from continuing operations	94.1	86	67
Noncash items included in earnings from continuing operations:
Depreciation	58.6	45	37.4
Amortization	14.1	8.7	9
Share-based compensation	11.3	11.1	10.2
Deferred income taxes	(29.8)	8.1	(8.7)
Gain on sale of assets		(3.3)	(2.3)
Non-cash loss on disposal of assets	16.7		0
Loss on early extinguishment of debt	0.2	0.3	0.8
Unrealized (gain) loss on derivative instruments	(4.5)	2.1	(0.8)
Other	0.1		0.3
Changes in operating assets and liabilities (excluding effects of divestiture):
Trade accounts receivable	(9)	(44.2)	(26)
Other receivables	12.4	5.7	(4.9)
Inventories	(17.6)	(29.3)	(17)
Other assets	0.5	(3.2)	(4.2)
Accounts payable	(1.7)	26.9	29.1
Accrued expenses	23.3	(11)	25.6
Income taxes payable	27.5	(4.2)	4
Other liabilities	(28.5)	(37.1)	(58.7)
Net cash provided by operating activities of continuing operations	167.7	61.6	60.8
Net cash provided by operating activities of discontinued operations	146	150.2	218
Net cash provided by operating activities	313.7	211.8	278.8
Cash flows provided by (used in) investing activities:
Additions to plants, equipment and facilities	(145.3)	(78.9)	(81.5)
Acquisition of businesses, net of cash received	(449.3)
Net proceeds received on sale of assets		3.4	0.3
Net cash used in investing activities of continuing operations	(594.6)	(75.5)	(81.2)
Net cash provided by (used in) investing activities of discontinued operations	84.7	117.8	(44.3)
Net cash (used in) provided by investing activities	(509.9)	42.3	(125.5)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt	318.1
Payments on long-term debt	(268.4)	(5.9)	(34.3)
Change in short-term borrowings	(0.5)	(2.8)	(4.9)
Cash dividends	(25.9)	(27.1)	(3.8)
Proceeds from the exercise of stock options	28	8.1	20.5
Purchase of treasury stock	(99.9)	(196.1)	0
Excess tax benefits from share-based payment arrangements	5.9	1.5	2.9
Net cash settlement of cross currency swaps			(14)
Other	(1.3)	10.8	0
Net cash used in financing activities	(44)	(211.5)	(33.6)
Effect of currency rate changes on cash and cash equivalents	3.7	(10.1)	1.9
(Decrease) increase in cash and cash equivalents	(236.5)	32.5	121.6
Cash and cash equivalents, beginning of period	415.8	383.3	261.7
Cash and cash equivalents, end of period	$ 179.3	$ 415.8	$ 383.3

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Pension Plans [Member]	Unrealized Net (Losses) Gains On Cash Flow Hedges [Member]	Cumulative Translation Adjustments [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 1,563.1	$ 0.5	$ 451	$ 1,123.2	$ (163.2)	$ (2)	$ 181.2	$ (31.8)	$ 4.2
Net earnings	175.1			172.3					2.8
Other comprehensive income:
Pension liability adjustment, net of taxes	(21.8)				(21.8)
Unrealized net gain on derivative instruments, net of taxes	1.6					1.6
Translation adjustments	(9.6)						(10.2)		0.6
Comprehensive income including noncontrolling interest	145.3								3.4
Dividends-noncontrolling interests	(1.3)								(1.3)
Dividends:
Common stock outstanding	(2.5)			(2.5)
Deferred and unvested common stock
Share-based compensation	10.2		7.7					2.5
Exercise of stock options	20.5		(8.8)					29.3
Excess tax benefit on stock options	1.6		1.6
Balance at Dec. 31, 2010	1,736.9	0.5	451.5	1,293	(185)	(0.4)	171	0	6.3
Net earnings	210.9			207.8					3.1
Other comprehensive income:
Pension liability adjustment, net of taxes	(15.7)				(15.7)
Unrealized net gain on derivative instruments, net of taxes	0.4					0.4
Translation adjustments	(36.7)						(36.8)		0.1
Comprehensive income including noncontrolling interest	158.9								3.2
Dividends-noncontrolling interests	(2.8)								(2.8)
Dividends:
Common stock outstanding	(24.3)			(24.3)
Deferred and unvested common stock			0.1	(0.1)
Share-based compensation	11.1		10.1					1
Exercise of stock options	8.1		(2)					10.1
Purchase of treasury stock	(196.1)							(196.1)
Excess tax benefit on stock options	1.5		1.5
Balance at Dec. 31, 2011	1,693.3	0.5	461.2	1,476.4	(200.7)	0	134.2	(185)	6.7
Net earnings	190.1			188					2.1
Other comprehensive income:
Pension liability adjustment, net of taxes	(27.9)				(27.9)
Translation adjustments	28.8						29.3		(0.5)
Comprehensive income including noncontrolling interest	191								1.6
Dividends-noncontrolling interests	(3)								(3)
Dividends:
Common stock outstanding	(22.9)			(22.9)
Deferred and unvested common stock			0.2	(0.2)
Share-based compensation	11.3		9.5					1.8
Exercise of stock options	28		(11.8)					39.8
Purchase of treasury stock	(99.9)							(99.9)
Equity award modification reclass to liability	0.6		0.6
Excess tax benefit on stock options	5.9		5.9
Balance at Dec. 31, 2012	$ 1,804.3	$ 0.5	$ 465.6	$ 1,641.3	$ (228.6)	$ 0	$ 163.5	$ (243.3)	$ 5.3

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2011 Unrealized Net (Losses) Gains On Cash Flow Hedges [Member]
Pension liability adjustment, tax	$ 24.7	$ 11.9	$ 6.5
Unrealized net gain (loss) on derivative instruments, tax	$ 1			$ 0.2

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Nature of Business and Consolidation Policy: We are a global specialty materials and chemicals company focused on developing, manufacturing and selling value-added products. Our products serve a diverse range of end markets including aerospace and industrial materials, mining and plastics. We use our technology and application development expertise to create chemical and material solutions that are formulated to perform specific and important functions for our customers. We operate on a global basis with 49% of our 2012 revenues in North America, 30% in Europe, Middle East, and Africa, 13% in Asia-Pacific and 8% in Latin America. We have manufacturing and research facilities located in 15 countries excluding Coating Resins. When including our Coating Resins facilities the total increases to 19 countries. The consolidated financial statements include the accounts of Cytec Industries Inc. and our subsidiaries on a consolidated basis. The footnotes relate to continuing operations except where noted otherwise. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associated companies that we do not control, but for which we have the ability to exercise significant influence on operating and financial policy.

B. Inventories: Inventories are stated at the lower of cost or market. We determine cost using the first-in, first-out method.

C. Currency Translation: Operations in our international subsidiaries are recorded in local currencies which are also the functional currencies for financial reporting purposes. The results of operations for our international subsidiaries are translated from local currencies into U.S. dollars (“USD”) using the average currency rate during each period which approximates the results that would be obtained using actual currency rates on the dates of individual transactions. Assets and liabilities are translated using currency rates at the end of the period with translation adjustments recorded in accumulated translation adjustments and recognized as a component of accumulated other comprehensive income (“OCI”). Gains and losses on foreign currency transactions, which represent the translation of transactions denominated in currencies other than the functional currency of the impacted legal entity, are recorded as incurred in other expense, net.

D. Depreciation: Depreciation is provided on a straight line basis over the estimated useful lives of the assets. When these assets are retired or disposed of, the net book value of assets are removed from the consolidated balance sheet and the net gain or loss is included in the determination of earnings from operations. Effective January 1, 2012, we changed our method of depreciation for the majority of our North American fixed assets from straight line composite depreciation to straight line by individual asset. We believe that the straight line depreciation method for individual assets is preferable to the composite method because it is a more precise method of allocating historical cost and results in a consistent depreciation policy for all of our locations. We also revised our estimates of useful lives. See Note 9 for further discussion regarding our changes in depreciation and the effective date of our changes. When depreciable assets under the straight line composite method were sold or otherwise retired from service, unless a major change in the composition of an asset class had occurred, their costs plus demolition costs less amounts realized on sale or salvage were charged or credited to the accumulated depreciation account.

Expenditures for maintenance and repairs are charged to current operating expenses. Acquisitions, additions and betterments, either to provide necessary capacity, improve the efficiency of production units, modernize or replace older facilities or to install equipment for protection of the environment, are capitalized. We capitalize interest costs incurred during the period of construction of plants and equipment.

E. Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of: Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income. Assets to be disposed of are reported at the lower of the carrying amount or fair value less the costs to sell.

F. Goodwill and Intangible Assets: We have defined our reportable segments as our reporting units for our goodwill accounting. We test goodwill for impairment on an annual basis as of October 1st and more often if events occur or circumstances change that would likely reduce the fair value of a reporting unit to an amount below its carrying value. When necessary, we record charges for goodwill impairments for the amount by which the implied fair value of goodwill is less than its carrying value.

For our 2012 goodwill impairment test, we applied the provision of Accounting Standards Update (“ASU”) No. 2011-08, Intangibles – Goodwill and Other, issued by the Financial Accounting Standards Board (“FASB”), that allows us to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (i.e. – greater than 50% probability) that the fair value of the reporting unit is less than its carrying amount. If, after assessing the totality of the facts and circumstances, we determine it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test, described below, is unnecessary. If we determined otherwise, we would be required to perform the two-step goodwill impairment test. For our qualitative assessment of the reporting unit, we consider all relevant facts and circumstances, including the excess fair value from the most recent fair value calculation; circumstances that could cause significant changes to the most recent carrying value calculation; the overall financial performance of the reporting unit compared to previous projections; the estimated financial performance projected in the near and long term, such as EBITDA and cash flows; industry and market conditions, including overall market-multiple metrics, competitive environment and demand for our products; overall macroeconomic conditions including our ability to access capital; and changes in management, key personnel or strategy for the reporting unit. More weight is placed on events or circumstances that most affect a reporting unit’s fair value or carrying amount of its net assets.

If we determined that we were required to perform the two-step goodwill impairment test, it begins by comparing the reporting unit’s fair value to its carrying value. We initially use a market multiple approach (1A) to estimate a range of fair values by reporting unit, and then use a discounted cash flow approach (1B) if the market multiple approach indicates that a potential impairment might exist to refine and reaffirm the results of the first test. Due to the cyclical nature of our reporting units, market multiple values are determined utilizing a three-year average of EBITDA. The three-year period is comprised of the prior year, current year and one year of projected amounts. If the reporting unit’s estimated fair value at the low end of the range is close to, in our judgment, or below the reporting unit’s carrying value, we refine the calculation using discounted cash flows to calculate a point estimate of the reporting unit’s fair value, as opposed to a range. If the discounted cash flow approach yields a fair value estimate less than the reporting unit’s carrying value, we would proceed to step two of the impairment test which is used to measure the amount of the impairment loss. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of this second step would then be compared to the carrying amount of the goodwill and an impairment charge would be recorded for the difference.

Intangible assets are amortized on a straight line basis over their respective estimated useful lives. Intangible assets with determinable useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income.

G. Cash and Cash Equivalents: Securities with maturities of three months or less when purchased are considered to be cash equivalents.

H. Financial Instruments: Certain financial instruments are recorded at cost which approximates fair value such as cash and cash equivalents, receivables, certain other assets, accounts payable, and certain other liabilities. Fair values are determined through a combination of management estimates and information obtained from third parties using the latest available market data. Long-term debt is carried at amortized cost.

I. Derivative Instruments and Hedging Activities: We use derivative instruments in accordance with our established policies to manage exposure to fluctuations in currency rates, interest rates, and, at times, certain commodity costs. We do not hold or issue derivative financial instruments for trading or speculative purposes. We enter into financial instrument transactions with either major financial institutions or highly-rated counterparties and make reasonable attempts to diversify transactions among counterparties, thereby limiting exposure to credit-related and performance-related risks.

Foreign Currency Risk: We use currency forward contracts and have used cross currency swaps to manage our exposure to fluctuations in currency rates on third party and intercompany transactions denominated in currencies other than the functional currency of the legal entity. We hedge such exposures with currency forward contracts and, until recently, cross currency swaps denominated in the same currency and with similar terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value or cash flows of the hedged item or transaction. All derivative contracts used to manage foreign currency risk are measured at fair value and reported as assets or liabilities on the balance sheet. Changes in fair value are reported in earnings or deferred, depending on the nature and effectiveness of the hedging relationship. Ineffectiveness, if any, in a hedging relationship is recognized immediately into earnings. If the hedging relationship is not highly effective in generating offsetting cash flows or changes in fair value, we recognize the change in the fair value of the currency forward contract in other expense, net.

Commodity Price Risk: From time to time and through June 2011, we have used natural gas forward purchase contracts to hedge a portion of our utility requirements at certain of our North American manufacturing facilities. When used, these forward contracts, which were highly effective at achieving offsetting cash flows of the underlying natural gas purchases, were designated as cash flow hedges and were reported on the consolidated balance sheets at fair value, with the effective portion of the hedged item included in accumulated other comprehensive income/(loss) on an after-tax basis. Gains and losses were reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affected earnings. If the derivative was no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other expense, net. Any ineffectiveness was recognized in other expense, net in the current period. If the hedging relationship was terminated, we continued to defer the related gain or loss in accumulated other comprehensive income and included it as a component of the cost of the underlying hedged item. If the forecasted transaction was no longer likely to occur, we recognized the related gain or loss in other expense, net in that period. We did not terminate any hedges during 2011 and 2010. All hedged transactions that were forecasted to occur in 2011 and 2010 occurred as forecasted, and we did not hedge any new items in 2012. Ineffectiveness during these years was insignificant. The fair values of all of these instruments were based on a readily available published index for commodity prices.

J. Environmental and Other Contingent Liabilities: Accruals for environmental remediation, maintenance and operating costs directly related to remediation, and other contingent liabilities are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Accruals for environmental liabilities and other contingent liabilities are recorded as other liabilities with amounts expected to be paid out in the next twelve months classified as accrued expenses at undiscounted amounts.

Insurance/Self-Insurance

It is our practice to conduct an analysis of our self-insured and insured contingent liabilities annually and whenever circumstances change significantly. Included in these liabilities are workers’ compensation, product liability and toxic tort claims.

Probable insurance recoveries for past and future indemnity costs are recorded in other receivables, to the extent collection is reasonably assured within the next twelve months, and longer term receivables are included in other assets at our best estimate of the ultimate expected receipts at undiscounted amounts. Defense and processing costs are expensed as incurred. Probable insurance recoveries for defense and processing costs are recognized only as actual costs are incurred.

Asset Retirement Obligations

We recognize the fair value of the liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability we recognize a gain or loss on settlement.

K. Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. If repatriation of the undistributed income of our international subsidiaries and associated companies is anticipated then income taxes are provided for such earnings.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities. We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income.

L. Postretirement Benefits: Costs of postretirement benefits are recognized as employees render the services necessary to earn the related benefits. We recognize an asset or liability for the overfunded or underfunded status of postretirement plans that we sponsor. Additionally, we record all unrecognized prior service costs and credits, unrecognized actuarial gains and losses and any unrecognized transition obligations or assets in accumulated other comprehensive income. Such amounts are reclassified into earnings as components of net periodic benefit cost/income pursuant to the recognition and amortization provisions of the current applicable accounting literature. Finally, we measure plan assets and benefit obligations as of the date of the employer’s statement of financial position.

M. Revenue Recognition: We recognize revenue when persuasive evidence of an arrangement exists, the selling price is fixed or determinable, collection is reasonably assured and title and risk of loss has passed to our customers. Customer rebates are estimated and recognized as a reduction of sales as such rebates are being earned.

N. Stock-Based Compensation: We recognize our share-based compensation cost in an amount equal to the fair value of share-based payments and estimate a forfeiture rate for all share-based awards. We monitor share option exercise and employee termination patterns to estimate forfeiture rates within the valuation model.

O. Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions. These estimates or assumptions affect the reported amounts and disclosures. For example, estimates are used when accounting for allowance for doubtful accounts, inventory valuations, useful lives of tangible and intangible assets, recoverability of goodwill, accrued expenses, environmental and other contingent liabilities, pension and other postretirement benefits, income tax valuation allowances and assumptions utilized in determining share-based compensation. Actual results could differ from these estimates. Accounting estimates require the use of judgment regarding uncertain future events and their related effects and, accordingly, may change as additional information is obtained.

P. Recently Adopted Accounting Pronouncements: In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of fair value measurement, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements. On January 1, 2012, we adopted these amendments on a prospective basis and there was no impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, which requires entities to present items of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive, statements of net income and other comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 was subsequently amended by ASU No. 2011-12, which deferred the requirement for companies to present reclassification adjustments for each component of accumulated other comprehensive income in both other comprehensive income and net income on the face of the financial statements. On January 1, 2012, we adopted the effective portions of ASU No. 2011-05, which are reflected in these financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS

2. ACQUISITIONS

Acquisition of Umeco plc

On July 20, 2012, we completed the acquisition of all of the outstanding shares of Umeco plc (“Umeco”), an international provider of composite and process materials, in an all-cash transaction at a cost of approximately $423.8. To fund the transaction, we used approximately $170.0 from the draw-down of our existing $400.0 revolving credit facility (the “Revolving Credit Facility”) with the balance funded by cash on hand. The acquisition is intended to strengthen our position as a leading manufacturer of composite materials, while offering significant opportunities for growth and value creation, particularly in industrial composites and process materials. The acquired Umeco business is partly reported in the Aerospace Materials segment, but mostly reported in the Industrial Materials segment. Net sales from Umeco related to Industrial Materials and Aerospace Materials in 2012 were $124.7 and $25.3, respectively.

The acquisition is accounted for under the acquisition method of accounting in accordance with the FASB’s Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. As such, the Umeco assets acquired and liabilities assumed are recorded at their acquisition-date fair values. Acquisition-related transaction costs are not included as a component of consideration transferred, but are accounted for as an expense in the period in which the costs are incurred. Any excess of the acquisition consideration over the fair value of assets acquired and liabilities assumed is allocated to goodwill.

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date. We are in the process of finalizing the valuation of certain assets acquired and liabilities assumed; thus, the amounts below are subject to change until finalized.

Cash	$3.0
Trade receivables	65.2
Inventories	58.2
Other current assets	26.1
Plants, equipment and facilities	67.9
Amortizable intangible assets	175.2
Goodwill	184.4
Deferred tax assets	0.4
Other non-current assets	5.3
Deferred tax liabilities	(52.5)
Other current and non-current liabilities	(109.4)

Total acquisition consideration allocation	$423.8

Goodwill recorded in connection with this acquisition was approximately $184.4 which represents the significant opportunities for growth and value creation by expanding our presence in the industrial composites sector, as well as the expected synergies from combining the acquired business with our existing business. Goodwill was assigned in part to the Aerospace Materials and Industrial Materials segments, as shown in Note 10. For tax purposes, the estimated amount of goodwill deductible for tax purposes over a 5 year period is $7.1. The estimated goodwill non-deductible for tax purposes is approximately $177.3.

The following information provides details about the estimated step-up in fair value and/or the estimated fair value at the acquisition date for some key balance sheet items.

Inventories

As of the effective date of the acquisition, inventory is required to be measured at fair value. Raw materials and work in process are valued at book value which is assumed to be a reasonable proxy for fair value. The fair values for finished goods inventory were determined based on estimated selling prices less the sum of (a) costs of selling and (b) a reasonable profit allowance for the selling effort. The estimated net step-up in fair value for finished goods was $5.6.

Deferred taxes

In connection with the acquisition of Umeco, we acquired the stock of Umeco and therefore inherited the historical tax basis of its assets and liabilities, as well as its other tax attributes. As a result, we established deferred tax assets and liabilities with respect to the step-up to fair value of assets and liabilities for book purposes. We also inherited various tax uncertainties and valuation allowances, which were adjusted to reflect our judgments and estimates regarding the ultimate resolution of the items and consideration of the combined company activities. Any adjustments to our estimate of assets acquired and liabilities assumed may result in a change to our deferred tax assets and liabilities.

Property and equipment

As of the effective date of the acquisition, property and equipment are required to be measured at fair value. It is assumed that all property and equipment will be used in a manner that represents the highest and best use of those assets. The fair value of land assets was primarily determined through use of the market approach, while the fair value of land improvements and personal property (machinery and equipment and fixed assets – other) was primarily determined through use of the cost approach and corroborated with an income approach when appropriate. Our fair value adjustment to property and equipment has been made by obtaining an understanding of the nature, amount and type of Umeco property and equipment as of July 20, 2012. The estimated step-up in fair value for property and equipment was $4.9. The estimated step-up in fair value is preliminary and subject to change as we finalize assumptions.

Intangible assets include the following:

	Estimated Fair Value	Remaining Useful Lives (Years)
Customer relationships	$141.9	16
Technology—Structural Materials: Aerospace & Defense	$14.3	21
Technology—Structural Materials: Other industries	$9.2	6
Trademarks and trade names	$9.8	8

It is assumed that all intangible assets will be used in a manner that represents the highest and best use of those assets. The preliminary fair value of intangible assets was determined primarily using income approaches. This included the multi-period excess earnings valuation method for customer relationships and the relief-from-royalty valuation method for trademarks and trade names, and technology assets. Some of the more significant assumptions used in the development of intangible asset values, as applicable, include the amount and timing of projected future cash flows (including net sales, cost of sales, marketing, administrative and development expenses and working capital); the discount rate selected to measure the risks inherent in the future cash flows; the assessment of the asset’s life cycle and the competitive trends impacting the asset; and royalty rates. The fair values of the intangible assets included above are preliminary and subject to change.

The fair value of the assets acquired includes trade receivables of $65.2, virtually all of which are expected to be collected.

The purchase price allocation for the Umeco acquisition is preliminary and will be finalized upon collection of additional information regarding the fair values of assets acquired and liabilities assumed. The primary areas of the preliminary purchase price allocation that are not yet finalized include fair values of certain tangible assets and liabilities assumed, identifiable intangible assets, certain legal matters, income and non-income based taxes, and residual goodwill. For the year ended December 31, 2012, we recognized expenses for acquisition related costs of approximately $8.4. These costs are included in the Consolidated Statements of Income for the period ended December 31, 2012 under “Administrative and general.” From the acquisition date through December 31, 2012, we recorded net sales of $150.0 for the Umeco businesses, and corresponding net operating earnings of $1.0, which includes the expensing of the aforementioned net step-up in fair value for purchased finished goods of $5.6.

The assets and liabilities arising from contingencies recognized as of the acquisition date are not significant to the consolidated financial statements.

Pro Forma Financial Information (Unaudited)

The results of operations of Umeco have been included in the consolidated statements of operations since the acquisition date of July 20, 2012. The following table reflects the unaudited pro forma consolidated results of operations as if the acquisition had taken place on January 1, 2011:

Years Ended December 31	2012	2011
Net revenue	$1,896.2	$1,784.2
Net income attributable to Cytec	$112.1	$98.5
Diluted earnings per share from continuing operations	$2.40	$2.01

These amounts have been calculated after applying Cytec’s accounting policies and adjusting the results of Umeco to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment, and intangible assets had been applied from January 1, 2011 with the consequential tax effects.

For the year ended December 31, 2012, material non-recurring pro forma adjustments include the removal of costs related to the acquisition of Umeco of $20.2 including $11.8 of transaction related costs included in legacy Umeco’s consolidated statement of operations for the year ended December 31, 2012.

The unaudited pro forma information does not include any adjustments for any restructuring activities, operating efficiencies or cost savings.

Acquisition of manufacturing assets of Star Orechem International Private Limited

On March 30, 2012, we acquired the manufacturing assets of Star Orechem International Private Limited (SOIL), in Nagpur, Central India, in a cash transaction. We are in the process of completing and upgrading the capabilities of the acquired plant to meet appropriate safety and operating standards. Our expectation is that this work will be completed and we will begin production of our mining chemical products in the first half of 2014. The results of operations of the acquired business have been included in our In Process Separation segment since April 1, 2012. The acquisition was funded from our cash on hand and has been accounted for as an acquisition of a business. Based on the condition of the acquired assets and the estimated costs to complete necessary upgrades, we have revised our preliminary estimate of the remaining net amount payable to SOIL under the purchase contract from $7.5 to $1.0, resulting in a purchase price of $30.2.

The following table summarizes the final assigned fair values of the assets acquired and liabilities assumed as of March 30, 2012:

Inventories	$1.1
Other current assets	0.4
Plants, equipment and facility	6.5
Identifiable intangibles	1.2
Goodwill	20.8
Other, net	0.2

Total purchase price	$30.2

The goodwill recorded in connection with this acquisition is largely attributable to the capacity and potential for future strategic growth. None of the goodwill recognized is expected to be deductible for income tax purposes.

The amount allocated to intangibles represents the fair value of non-compete agreements, which were determined based on an independent appraisal. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 fair value measurement.

There were no material revenues or earnings related to SOIL included in our consolidated statement of income for the year ended December 31, 2012.

DISCONTINUED OPERATIONS AND OTHER DIVESTITURES	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS AND OTHER DIVESTITURES

3. DISCONTINUED OPERATIONS AND OTHER DIVESTITURES

Discontinued operations

Coating Resins

In the second quarter of 2012, we committed to a plan to sell the assets and liabilities of our Coating Resins business. In conjunction with the plan, on May 11, 2012, we announced our agreement to sell our pressure sensitive adhesives (“PSA”) product line of the Coating Resins segment to Henkel AG & Co. (“Henkel”) for approximately $105.0, including working capital of approximately $15.0. As of June 30, 2012, we had met all the criteria for discontinued operations, and as a result, the results of operations of the former Coating Resins segment, including PSA, are reported as discontinued operations. The total assets and liabilities that are included as held-for-sale in our consolidated balance sheets as of December 31, 2012 are approximately $1,472.6 and $464.2, respectively, and exclude those related to the PSA product line, which were sold in July 2012, as noted below. The results of operations of the former Coating Resins segment are reported as discontinued operations, and are therefore excluded from both continuing operations and segment results for all periods presented. The results of the PSA product line are included in discontinued operations up through its sale on July 31, 2012. All previously reported financial information has been revised to conform to the current presentation.

On July 31, 2012, we completed the sale of the PSA product line to Henkel under the terms noted above, subject to post-closing working capital adjustments. We received cash consideration of $112.8 from the sale. We recorded an after-tax gain on the sale of $8.6, which is included in Net (loss) gain on sale of discontinued operations, net of tax in the consolidated statements of income.

On October 9, 2012, we entered into a definitive agreement to divest our remaining Coating Resins business to Advent International, a global private equity firm for $1,032.0 plus assumed liabilities of $118.0 bringing the total value to $1,150.0. The sale is expected to close following the satisfaction of regulatory requirements and other customary closing conditions. As a result, we recorded cumulative after-tax charges of $25.2 in 2012 to adjust our carrying value of the disposal group to its fair value less cost to sell, based on the terms of the definitive agreement. The charges are included in Net (loss) gain on sale of discontinued operations, net of tax in the consolidated statements of income.

Building Block Chemicals

On February 28, 2011, we completed the sale of substantially all of the assets and certain liabilities of our Building Block Chemicals business (the “Business”) to Cornerstone Chemical Company, an affiliate of HIG Capital, LLC (the “Purchaser”), pursuant to an Asset Purchase Agreement (“the Agreement”) dated January 28, 2011, between the Company and the Purchaser. The total consideration received from the sale was $175.7, including cash consideration of $160.7 that we received at closing and a promissory note for $15.0, due in six years and bearing interest at 7.0% annually. A cash payment of $6.6 was made to the Purchaser in July 2011 as final settlement of the agreed working capital transferred, resulting in net realized consideration of $169.1. The assets sold include our Fortier plant located in Westwego, Louisiana, personal property, inventory, accounts receivable, contract rights and certain other assets that are used in or relate to the Business, all as further specified in the Agreement. Liabilities assumed by the Purchaser include accounts payable, contract liabilities, and certain environmental and product liabilities, and certain other liabilities that relate to the Business and are as specified in the Agreement. Certain liabilities relating to the Business were retained by us, including certain environmental, pension and post-retirement healthcare liabilities. In 2011, we recorded an after-tax gain on the sale of $34.6, which is included in Net (loss) gain on sale of discontinued operations, net of tax in the accompanying consolidated statements of income. The results of operations of the former Building Block Chemicals segment are reported as discontinued operations, and are therefore excluded from both continuing operations and segment results for all periods presented related to our former Coating Resins (“Coatings”) and Building Block Chemicals (“BBC”) segments. The following table displays summarized activity in our condensed consolidated statements of operations for discontinued operations during the years ended December 31, 2012, 2011, and 2010.

Years ended December 31,	2012		2011			2010
	Coatings	Total	Coatings	BBC	Total	Coatings	BBC	Total
Net sales	$1,487.4	$1,487.4	$1,657.1	$96.2	$1,753.3	$1,524.9	$599.7	$2,124.6

Earnings from operations of discontinued businesses before income taxes(1)(3)	$183.3	$183.3	$118.9	$10.0	$128.9	$121.8	$44.3	$166.1
Income tax expense on operations(2)(3)	(70.7)	(70.7)	(36.5)	(2.1)	(38.6)	(44.0)	(14.0)	(58.0)
Gain on sale of discontinued operations	21.3	21.3	0.0	55.3	55.3	0.0	0.0	0.0
Income tax expense on gain on sale	(12.7)	(12.7)	0.0	(20.7)	(20.7)	0.0	0.0	0.0
Adjust to fair value, less cost to sell	(28.7)	(28.7)	0.0	0.0	0.0	0.0	0.0	0.0
Income tax benefit on adjustment	3.5	3.5	0.0	0.0	0.0	0.0	0.0	0.0

Earnings from discontinued operations, net of tax	$96.0	$96.0	$82.4	$42.5	$124.9	$77.8	$30.3	$108.1

(1)	Included in earnings of discontinued operations before income tax expenses for the year ended December 31, 2012 were expenses of $23.4 related to the Coating Resins sale process. For the years ending December 31, 2012, 2011, and 2010, includes net restructuring charges of $1.6, $20.8, and $3.2, respectively, and environmental charges (credits) of $1.7, ($4.5), ad $4.7, respectively.
(2)	Income tax expense on discontinued operations for the year ended December 31, 2012 includes a $7.6 of tax expense on estimated unrepatriated earnings of international subsidiaries from the anticipated sale of Coating Resins.
(3)	The assets and liabilities of the Coating Resins Segment were reclassified to held-for-sale effective June 30, 2012. Accordingly, depreciation and amortization were no longer recorded on these assets beginning July 1, 2012.

Assets and liabilities held for sale

The assets and liabilities of the former Coating Resins segment, including the PSA product line, are reported as assets and liabilities held for sale as of December 31, 2011. The PSA product line was divested during the third quarter of 2012. The following table displays a summary of the assets and liabilities held for sale as of December 31, 2012 and 2011.

December 31,	2012	2011
Assets
Trade accounts receivable, net	$192.5	$212.4
Inventories, net	196.1	187.8
Other current assets	22.2	24.5
Plants, equipment and facilities, net	432.7	389.8
Acquisition intangibles, net	252.9	291.2
Goodwill, net	323.1	361.2
Other assets	53.1	51.9

	$1,472.6	$1,518.8

December 31,	2012	2011
Liabilities
Accounts payable	$164.5	$162.7
Accrued liabilities	100.8	88.1
Pension and other postretirement benefits	88.0	60.4
Deferred income taxes	51.8	37.1
Other liabilities	59.1	62.8

	$464.2	$411.1

Net assets held for sale	$1,008.4	$1,107.7

Other divestitures

On September 30, 2011, we sold our Stamford, Connecticut research and development facility for $11.0 cash. The transaction included the leaseback of certain portions of the facility for a 7 year period, with an option to extend the lease for an additional 3 years. As part of the agreement, we were responsible for the remediation of certain environmental matters at the site and therefore, as a result of the environmental remediation obligation, we were precluded from recognizing the sale until the remediation was completed. On the date of the transaction, the carrying value of the facility exceeded the proceeds received by $21.5. However, since the facility supports the operations of multiple asset groupings that have sufficient undiscounted cash flows to support the in-use value of the facility, no impairment charge was recorded at that time. Therefore, in the fourth quarter of 2011, we adjusted the estimated remaining useful life of the facility to the 7 year initial lease period and began accelerating the depreciation over that period. In the fourth quarter of 2012, we completed remediation and recognized the sale. As a result, we recorded a pre-tax loss of $16.7 in 2012 for the remaining excess carrying value, which is included in net (loss) gain on sale of assets in the consolidated statement of income.

During the first quarter of 2011, we sold a former manufacturing plant in Bogota, Colombia for which we recorded a net gain of $3.3, which is recorded in Net (loss) gain on sale of assets in the accompanying consolidated statement of income for 2011.

During the first quarter of 2010, we sold our real estate at an inactive site for $2.5 of which $0.5 was received in cash and $2.0 represents a promissory note due from the purchaser on or before January 15, 2015. The net gain of $2.3 from this sale is recorded in other expense, net in the accompanying consolidated statements of income.

RESTRUCTURING OF OPERATIONS	12 Months Ended
Dec. 31, 2012
RESTRUCTURING OF OPERATIONS

4. RESTRUCTURING OF OPERATIONS

In accordance with our accounting policy, restructuring costs are included in our corporate unallocated operating results for segment reporting purposes, which is consistent with management’s view of its businesses. Aggregate pre-tax restructuring charges (credits) included in the consolidated statements of income were recorded by line item as follows:

	2012	2011	2010
Manufacturing cost of sales	$3.5	$0.9	$5.3
Selling and technical services	3.1	—	(0.1)
Research and process development	0.5	—	(0.1)
Administrative and general	14.1	(0.1)	(0.6)

Total	$21.2	$0.8	$4.5

Details of our 2012 restructuring initiatives are as follows:

In the third quarter of 2012, we approved plans to realign the supporting structures of our Aerospace Materials and Industrial Materials segments as we take advantage of synergies from the acquisition of Umeco. These plans resulted in a restructuring charge of $6.6 related to the severance costs and other benefits of 28 positions. The initiatives are expected to be substantially completed in 2013 and paid by the end of 2015.

In the second quarter of 2012, we launched initiatives in our corporate functions across sales, marketing, manufacturing, supply chain, research and development, and administrative functions to mitigate continuing costs following the anticipated sale of Coating Resins. These initiatives resulted in charges related to severance and employee benefits of $14.7 associated with the elimination of 177 positions. These initiatives are expected to be substantially completed and paid by the end of by 2014.

The remaining reserve relating to the 2012 restructuring initiatives at December 31, 2012 is $13.2.

Details of our 2010 restructuring initiatives are as follows:

In May 2010, we approved plans to exit the production of certain phosphorus derivative products at our Mt. Pleasant, Tennessee facility. These plans resulted in a restructuring charge of $5.5 in 2010, of which $0.4 related to the severance of 10 positions, $1.7 related to asset write-offs, and $3.4 related to decommissioning activities, all of which related to our In Process Separation segment. During 2011, we recorded an additional restructuring charge of $1.1 related to these plans.

During 2012 we recorded a net favorable adjustment of $0.2. All costs have been paid in full as of June 30, 2012.

Details of our 2009 restructuring initiatives are as follows:

In 2009, we initiated restructuring actions across all segments and corporate functions. These actions were taken in response to the downturn in the global economy, which especially impacted the automotive, construction and general industrial markets that we serve, and led to a significant reduction in our sales and operating profitability. The following summarizes the details of the restructuring initiatives launched in 2009, which resulted in $13.6 of restructuring charges for the year ended December 31, 2009.

In 2009, we launched restructuring initiatives at several of our In Process Separation and Additive Technologies manufacturing locations, which resulted in restructuring charges totaling $4.0 associated with severance and other employee benefits. The manufacturing locations impacted by these initiatives included:

•	Conversion of our manufacturing facility in Antofagasta, Chile into a blending and distribution facility to support the Mining business and elimination of manufacturing functions at the site.

•	Closure of our manufacturing facility in Bogota, Colombia.

The above manufacturing restructuring initiatives included the elimination of 43 positions. During 2010 we recorded an additional restructuring charge of $0.2.

We launched restructuring initiatives across our Aerospace Materials and Industrial Materials segments in response to inventory destocking by parts manufacturers that supply large commercial aircraft manufacturers as well as a sharper than expected decline in business and regional jet production rates. These initiatives resulted in $3.6 of restructuring expenses for severance and employee benefits related to the elimination of 230 positions; during 2010 we recorded a net favorable adjustment of $0.4.

We launched several initiatives throughout 2009 in our In Process Separation and Additive Technologies segments and corporate functions across sales, marketing, manufacturing, supply chain, research and development, and administrative functions, including our initiative to establish a shared services center. These initiatives resulted in $6.0 of charges related to severance and employee benefits associated with the elimination of 208 positions; during 2010 we recorded net favorable adjustments of $0.8. During 2011, we recorded net favorable adjustments of $0.3 and an additional restructuring charge of $0.1 in 2012 related to our 2009 restructuring initiatives.

All of the aforementioned initiatives were substantially complete. The remaining reserve at December 31, 2012 of $0.1 relating to 2009 restructuring initiatives is expected to be paid through 2014.

Restructuring Initiatives:	2009	2010		2011	2012	Total
Balance December 31, 2009	$4.6	$0.0		$0.0	$0.0	$4.6

2010 charges (credits)	(1.0)	5.5		0.0	0.0	4.5
Non-cash items	(0.1)	(1.7	)(1)	0.0	0.0	(1.8)
Cash payments	(2.0)	(2.3)		0.0	0.0	(4.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2010	$1.5	$1.5		$0.0	$0.0	$3.0

2011 charges (credits)	(0.3)	1.1		0.0	0.0	0.8
Non-cash items	0.0	0.0		0.0	0.0	0.0
Cash payments	(1.0)	(2.3)		0.0	0.0	(3.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2011	$0.2	$0.3		$0.0	$0.0	$0.5

2012 charges (credits)	0.1	(0.2)		0.0	21.3	21.2
Non-cash items	0.0	0.0		0.0	(0.1)	(0.1)
Cash payments	(0.2)	(0.1)		0.0	(8.3)	(8.6)
Currency translation adjustments	0.0	0.0		0.0	0.3	0.3

Balance December 31, 2012	$0.1	$0.0		$0.0	$13.2	$13.3

(1)	Represents write-offs of related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION

5. SHARE-BASED COMPENSATION

The fair value of each option or stock-settled share appreciation right, (“SARS”) award is estimated on the date of grant using a binomial-lattice option valuation model. Stock-settled SARS are economically valued the same as stock options. The binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. In addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The weighted average assumptions for the years ended December 31, 2012, 2011, and 2010 are noted in the following table:

	2012	2011	2010
Expected life (years)	6.2	6.2	6.1
Expected volatility	41.9%	40.0%	43.3%
Expected dividend yield	1.01%	1.04%	0.19%
Risk-free interest rate	2.11%	3.36%	3.75%
Weighted-average fair value per option	$19.91	$20.83	$16.73

The expected life of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Expected volatilities are based on the combination of implied market volatility and our historical volatility. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. As share-based compensation recognized in the consolidated statement of income is based on awards ultimately expected to vest, we incorporate the probability of pre-vesting forfeiture in determining the number of expected vested options. The forfeiture rate is based on the historical forfeiture experience and prospective actuarial analysis.

Stock Award and Incentive Plan:

The 1993 Stock Award and Incentive Plan, as amended on January 31, 2012, (the “1993 Plan” or “Amended Plan”) provides for grants of a variety of awards, such as stock options (including incentive stock options and nonqualified stock options), non-vested stock (including performance stock), SARS (including those settled with common shares), and deferred stock awards and dividend equivalents. At December 31, 2012, there were approximately 5,900,000 shares reserved for issuance under the 1993 Plan, inclusive of 3,100,000 shares reserved for issuance for all outstanding share-based compensation grants.

Stock options and stock-settled SARS

We have utilized the stock option component of the 1993 Plan to provide for the granting of nonqualified stock options and stock-settled SARS with an exercise price at 100% of the market price on the date of the grant. Options and stock-settled SARS are generally exercisable in installments of one-third per year commencing one year after the date of grant and annually thereafter, with contract lives of generally 10 years from the date of grant.

A summary of stock options and stock-settled SARS activity for the year ended December 31, 2012 is presented below:

Options and Stock-Settled SARS Activity:(1)	Number of Units	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	3,305,399	$42.71
Granted	470,809	50.33
Exercised	(1,033,941)	36.81
Forfeited	(69,537)	47.47

Outstanding at December 31, 2012	2,672,730	$46.22	5.7	$60.4

Exercisable at December 31, 2012	1,849,254	$45.22	4.5	$43.7

(1)	Options and stock-settled SARS in the table above include awards to all recipients, including those who are part of discontinued businesses.

During the year ended December 31, 2012, we granted 470,809 stock options. The weighted-average grant-date fair value of stock options and the stock-settled SARS granted during the years ended December 31, 2012, 2011, and 2010, was $19.91, $20.83, and $16.73 per share, respectively. Total pre-tax compensation cost related to stock option and stock-settled SARS was $7.6, $6.9, and $7.2 during the years ended December 31, 2012, 2011, and 2010, respectively. The total intrinsic value of stock options and stock-settled SARS exercised during the years ended December 31, 2012, 2011, and 2010 was $26.3, $7.9, and $12.3 respectively. Treasury shares and newly issued shares have been utilized for stock option and stock-settled SARS exercises. The total fair value of stock options and stock-settled SARS vested during the years ended December 31, 2012, 2011, and 2010 was approximately $6.6, $6.8, and $7.6 respectively.

As of December 31, 2012, there was approximately $6.6 of total unrecognized compensation cost related to stock options and stock-settled SARS. That cost is expected to be recognized over a weighted-average period of 1.2 years as the majority of our awards vest over three years.

Total tax benefits realized from share-based awards was $8.0, $2.7, and $4.4 for the years ended December 31, 2012, 2011, and 2010, respectively. Cash received from stock options exercised was $28.0, $8.1, and $20.5 for the years ended December 31, 2012, 2011, and 2010, respectively.

Cash-settled SARS

Our 1993 Plan also provides for the granting of cash-settled SARS, which were granted during 2004 and 2005. Cash-settled SARS are liability-classified awards. Intrinsic value and cash used to settle cash-settled SARS was $0.8, $0.1, and $0.1 for the years ended December 31, 2012, 2011, and 2010, respectively. Cash-settled SARS are exercisable in installments of one-third per year commencing one year after the date of grant and annually thereafter, with contractual lives of ten years from the date of grant. The total amount of before-tax expense/ (income) recognized for cash-settled SARS was $1.2, $(1.2), and $1.1 for the years ended December 31, 2012, 2011, and 2010, respectively. The liability related to our cash-settled SARS was $1.7 and $1.3 at December 31, 2012 and 2011, respectively.

Non-vested stock, non-vested stock units and performance stock

As provided under the 1993 Plan, we have also issued non-vested stock, non-vested stock units and performance stock. Non-vested stock and stock units are subject to certain restrictions on ownership and transferability that lapse upon vesting. Performance stock payouts are based on the attainment of certain financial performance objectives and may vary depending on the degree to which the performance objectives are met. We did not grant any performance stock in 2012, 2011, and 2010. During 2008, we granted performance stock awards for 47,927 shares (assuming par payout) to nine employees, which related to the 2010 performance period. Of these awards, 8,092 vested for which we recorded an expense of $0.4 in 2010. All of the shares were distributed in January 2011.

A summary of non-vested stock and non-vested stock units for the year ended December 31, 2012 is presented below:

Non-vested Stock and Stock Units:(1)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Nonvested at January 1, 2012	180,930	$40.40
Granted	77,822	50.79
Vested	(45,463)	18.67
Forfeited	(9,432)	46.84

Nonvested at December 31, 2012	203,857	$47.75

(1)	Non-vested stock and stock units in the table above include awards to all recipients, including those who are part of discontinued businesses.

During 2012, we granted 67,139 non-vested stock units to employees and 10,683 shares of non-vested stock to nine directors, which generally vest on the third anniversary of the date of grant. The weighted average fair value of the non-vested stock and non-vested stock units on the date of grant was $50.79 per share which was equal to the closing market price of our stock on the date of the grant. The total amount of share-based compensation expense recognized for non-vested stock and non-vested stock units was $3.4, $2.4, and $2.1 for the years ended December 31, 2012, 2011, and 2010, respectively. As of December 31, 2012, there was $3.0 of total unrecognized compensation cost related to non-vested stock and stock units. That cost is expected to be recognized over a weighted-average period of 1.7 years.

Compensation cost related to all share based compensation arrangements capitalized in inventory as of December 31, 2012 and 2011 was approximately $0.4 and $0.3, respectively.

For awards granted prior to January 1, 2012, in the event of a “change in control” (as defined in the Amended Plan), unless specifically provided to the contrary in an award agreement or grant letter establishing an award, (i) any award carrying a right to exercise that was not previously exercisable and vested will become fully exercisable and vested, (ii) the restrictions, deferral limitations, payment conditions and forfeiture applicable to any other award, including non-employee directors’ awards, granted under the amended Plan will lapse, and such awards will be deemed fully vested, and (iii) any performance conditions imposed with respect to awards (other than annual cash incentives) shall be deemed to be fully achieved. For awards granted on or after January 1, 2012, if after a “change in control” (as defined in the Amended Plan) the recipient’s employment or independent contractor relationship is terminated by the Company within two (2) years after the change of control without cause, or by such recipient for “good reason” (as defined in the Amended Plan) unless specifically provided to the contrary in an award agreement or grant letter establishing an award, (i) any award carrying a right to exercise that was not previously exercisable and vested will become fully exercisable and vested, (ii) the restrictions, deferral limitations, payment conditions and forfeiture applicable to any other award granted under the Amended Plan will lapse, and such awards will be deemed fully vested, and (iii) any performance conditions imposed with respect to awards (other than annual cash incentives) shall be deemed to be fully achieved.

As of December 31, 2012 and 2011, our Additional paid-in capital pool (“APIC Pool”) which represents excess tax benefits available to absorb potential future tax deficiencies was $77.2 and $71.7, respectively.

In the second quarter of 2012, in an effort to retain key employees of the Coatings Resins business who could be impacted by the potential sale of Coating Resins, we agreed that if any such individual’s employment with Cytec is terminated as a result of a sale of Coating Resins, we would pay such employee an amount equal to the intrinsic value of any unvested stock options and restricted stock units based on the closing price of Cytec stock on the date of the sale. As of June 30, 2012, when we determined we had met all the criteria for discontinued operations, we determined that these certain unvested stock options and restricted stock units that had been accounted for as equity awards should be reclassified to be accounted for as liability awards.

Accordingly, we recorded a liability of $2.9 for these awards at June 30, 2012 by reclassifying $1.7 of previously recognized expense out of Additional paid-in capital and recognized $1.2 of additional expense. In the second half of 2012, an additional $3.7 of expense was recognized related to these awards. During the fourth quarter new facts and circumstances regarding the timing of the close of the Coating Resins sale indicated that a portion of the awards previously reclassified to liability awards would vest prior to closing and were reclassified back to equity awards. Accordingly, we reclassified $2.3 from the liability to Additional paid-in capital. The expense recorded for these liability awards was recognized in Earnings from operations of discontinued business, net of tax on the Consolidated Statement of Income.

At December 31, 2012, 88,611 shares of options and 25,015 restricted stock units, which are included as outstanding in the above tables, are being accounted for as liability awards. At December 31, 2012 the liability related to these awards was $4.1.

EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE (EPS)

6. EARNINGS PER SHARE (EPS)

Basic earnings per common share excludes dilution and is computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding (which includes shares outstanding, less performance and non-vested shares for which vesting criteria have not been met) plus deferred stock awards, weighted for the period outstanding. Diluted earnings per common share is computed by dividing net earnings available to common stockholders by the sum of the weighted-average number of common shares outstanding for the period adjusted (i.e., increased) for all additional common shares that would have been outstanding if potentially dilutive common shares had been issued and any proceeds of the issuance had been used to repurchase common stock at the average market price during the period. Under this method, an increase in the fair market value of the Company’s stock can result in a greater dilutive effect from potentially dilutive common shares. The proceeds are assumed to be the sum of the amount to be paid to the Company upon exercise of options, the amount of compensation cost attributed to future services and not yet recognized, and the amount of income taxes that would be credited to or deducted from capital upon exercise.

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2012, 2011, and 2010 (in thousands, except net earnings in millions and per share amounts):

Years Ended December 31,	2012	2011	2010
Numerator:
Earnings from continuing operations	$94.1	$86.0	$67.0
Earnings from discontinued operations, net of tax	93.9	121.8	105.3

Net earnings attributable to Cytec Industries Inc.	$188.0	$207.8	$172.3

Denominator:
Weighted average shares outstanding	46,034	48,449	49,339
Effect of dilutive shares:
Options and stock-settled SARS	623	466	472
Non-vested shares and units	129	88	54

Diluted average shares outstanding	46,786	49,003	49,865

Basic earnings per common share:
Earnings from continuing operations	$2.04	$1.78	$1.36
Earnings from discontinued operations	2.04	2.51	2.13

Net earnings per common share attributable to Cytec Industries Inc.	$4.08	$4.29	$3.49

Diluted earnings per common share:
Earnings from continuing operations	$2.01	$1.75	$1.35
Earnings from discontinued operations	2.01	2.49	2.11

Net earnings per common share attributable to Cytec Industries Inc.	$4.02	$4.24	$3.46

The following table sets forth the anti-dilutive shares/units excluded from the above calculations because their inclusion would have had an anti-dilutive effect on earnings per share (in thousands):

Years ended December 31,	2012	2011	2010
Options	250	852	285
Stock-settled SARS	0	1,138	862
Non-vested shares and units	0	0	0

Total	250	1,990	1,147

DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES

7. DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES

Foreign Currency Derivative and Hedging Activities

Currency forward contracts

We periodically enter into currency forward contracts primarily to hedge currency fluctuations of transactions denominated in currencies other than the functional currency of the respective entity. At December 31, 2012, the principal transactions hedged involved accounts receivable and accounts payable. When hedging currency exposures, our practice is to economically hedge such exposures with forward contracts denominated in the same currency and with similar critical terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value, cash flows or future earnings of the hedged item or transaction. The fair values of forward contracts are calculated each period. These forward contracts are not defined as hedging instruments and therefore, all changes in fair values are reported in other income (expense), net.

At December 31, 2012, net contractual amounts of forward contracts outstanding translated into USD totals $438.9. Of this total, $214.6 was attributed to the exposure in forward selling/purchase of USD, and $162.2 and $62.1 were attributable to the exposure in forward selling/purchase of Euros and pound sterling, respectively, translated into USD equivalent amounts. The net favorable (unfavorable) fair values of currency contracts, based on forward exchange rates at December 31, 2012 and 2011 were $1.7 and ($2.4), respectively.

At December 31, 2012 and 2011, the currency and net notional amounts of forward contracts outstanding translated into USD equivalent amounts were as follows:

December 31, 2012	Buy
Sell	U.S. Dollar	Euro	Canadian Dollar	Australian Dollar	Thai Baht	Chilean Peso	Mexican Peso	Malaysian Ringgit	Colombian Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$73.3	$66.9	0.0	$8.7	$20.2	$17.3	$3.0	$1.0	$0.1	0.0
Euro	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	$1.6
Pound Sterling	0.0	$152.9	0.0	$46.6	$15.5	0.0	0.0	0.0	0.0	0.0	0.0
Chinese Yuan	$20.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Brazilian Real	$3.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Japanese Yen	$0.3	$7.7	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

December 31, 2011	Buy
Sell	U.S. Dollar	Euro	Chilean Peso	Canadian Dollar	Australian Dollar	Thai Baht	Mexican Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$48.3	$21.8	$21.7	$18.0	$15.0	$11.5	$5.5	$0.9
Brazilian Real	$8.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$51.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Others	0.0	$0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Cash flow hedges

In the fourth quarter of 2011, we entered into a contract for the construction of certain manufacturing equipment, the payments of which were denominated in Swiss francs (CHF), and totaled approximately 7.3 CHF. These CHF payments exposed us to exchange rate fluctuations between CHF and USD. To hedge this risk, we entered into forward contracts to buy CHF and sell USD at agreed upon rates. To protect our consolidated earnings against the risk of foreign currency-related fluctuation associated with the forecasted CHF payments for the equipment, we designated the currency forward to buy CHF and sell USD on the forward’s maturity date (the “hedging instrument”) as a cash flow hedge of the foreign currency risks associated with our capitalization of the first, previously unhedged, forecasted CHF-denominated invoices. At hedge inception, we expected that the hedging relationship would be highly effective at achieving offsetting changes in cash flows attributable to the risk being hedged because the key features and terms (i.e., the currency, notional amount, and timing) for the forward and the respective hedged transactions closely match at inception.

The contracts settled in the first and third quarters of 2012, and there was no hedge ineffectiveness. Approximately $0.1 was recorded in accumulated other comprehensive income at settlement, which was reclassified into earnings in the fourth quarter of 2012 due to the immaterial nature of the amount.

Cross currency swaps

We have used cross currency swaps to hedge the changes in the cash flows of certain Euro denominated intercompany loans receivable (“Euro loans”) held by U.S. entities and to hedge a portion of our net investment in Cytec Surface Specialties SA/NV (our largest Euro functional currency subsidiary).

The swaps were originally designated as cash flow hedges of the changes in value of the future Euro interest and principal receipts that resulted from changes in the USD to Euro exchange rates on certain Euro denominated intercompany loans receivable we have with one of our subsidiaries. Since the loans and underlying investment were denominated in Euros, we had foreign exchange exposure to the Euro/USD exchange rate changes. We hedged these foreign exchange exposures by using cross currency swaps with notional amounts of €207.9 ($250.0), which were expected to settle on October 1, 2015 (“ten year swaps”). At the initial principal exchange, we paid $250.0 and received €207.9 from counterparties. At the final exchange of the ten year swaps, originally expected to be October 1, 2015, we were to pay €207.9 and receive $250.0.

The swaps had fixed interest rates on both legs. We paid 4.52% interest per annum on the Euro notional amount and we received 6.0% interest per annum on the USD notional amount. The interest payment dates (April 1 and October 1) and Euro rates coincided with the Euro loans.

The swaps fixed the USD equivalent cash flows of the Euro loans and eliminated foreign exchange variability, since the notional amounts of the swaps equaled that of the loans, and all cash flow dates and interest rates coincided between the swaps and the loans; therefore no ineffectiveness was expected or occurred.

In September 2010, we de-designated our ten year swaps as hedging instruments due to the early settlement of a €41.6 portion of these swaps by one of our counterparties effective October 1, 2010. As a result of this termination, we executed a new cross currency swap effective October 1, 2010 to maintain the total notional amount of the ten year swaps at €207.9. With respect to this replacement swap, we paid 4.52% per annum on the Euro notional amount and received 5.80% per annum on the USD notional amount on each April 1 and October 1, through the maturity date of the swap, which was also expected to be on October 1, 2015. We concurrently designated all the ten year swaps as a net investment hedge of the value of one of our U.S. subsidiaries’ net investment in our Belgium-based subsidiary, Cytec Surface Specialties SA/NV, against the risk of adverse foreign exchange movements in the USD value of the Euro. Since the critical terms of the ten year swaps match the critical terms of the net investment in Cytec Surface Specialties SA/NV, the ten year swaps were highly effective in offsetting the changes in the value of the net investment attributable to the change in USD value of the Euro.

In July 2012, we terminated all of our outstanding cross currency swaps to take advantage of the declining value of the Euro and to prepare for the anticipated divestiture of Coating Resins. The final payment of approximately $1.8 to settle the swaps was based on the fair value of the swaps at the time of termination.

All cross currency swaps were recorded at fair value as either assets or liabilities. Each period we recorded the change in the fair value of the ten year swaps in accumulated other comprehensive income. For the ten year swaps, prior to its de-designation as cash flow hedges in September 2010, we reclassified an amount out of accumulated other comprehensive income to the income statement to offset the foreign currency gain or loss on the remeasurement to USD of the Euro intercompany loans. The amount of such reclassification depended on changes in the USD/ Euro exchange rate occurring during the period.

For cross currency swaps designated as a hedge of our net investment in Cytec Surface Specialties SA/NV, the fair value of the ten year swaps was calculated each period with changes in fair value reported in foreign currency translation adjustments within accumulated other comprehensive income (loss), net of tax. Such amounts reclassified to translation adjustments will remain in other comprehensive income (loss) until the complete or substantially complete liquidation of our investment in Cytec Surface Specialties SA/NV. We monitored the counterparty credit risk and the continued probability of the hedged cash flows as to amount and timing.

At December 31, 2011, the unfavorable fair value of the ten year cross currency swaps was $13.2.

Commodity Derivative and Hedging Activities

We purchase natural gas for utility consumption at our manufacturing facilities and therefore, our overall profitability and operating cash flows are exposed to the variability in the market price. At times, to partially eliminate this variability, we used natural gas forward purchase contracts to hedge a portion of our utility requirements at certain of our North American manufacturing facilities through June 2011. These forward contracts, which were highly effective at achieving offsetting cash flows of the underlying natural gas purchases, had been designated as cash flow hedges of our forecasted natural gas purchases and reported on the consolidated balance sheets at fair value in other assets/liabilities, with the effective portion of the fair value of the forward contract included in accumulated other comprehensive income/ (loss) on an after-tax basis. Any ineffectiveness, which represented the amount by which the cumulative change in the cash flows of the forward contract was not completely offset by the cumulative change in the cash flows of the hedged transaction, was recognized in other income (expense), net in the current period. During the years ended December 31, 2011 and 2010, there were no significant gains or losses reported in earnings for ineffectiveness, and we did not hedge any new items in 2012. Gains and losses were reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affected earnings. If the derivative was no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other income (expense), net. If the hedging relationship was terminated and the originally hedged transaction remained probable of occurring, the unrealized gain or loss associated with forward contracts remained in accumulated other comprehensive income and was recognized in earnings as a component of cost of sales in the period the originally hedged natural gas purchase affected earnings. If the forecasted transaction was no longer probable of occurring, we recognized the related gain or loss in other expense, net in that period.

In conjunction with the divestiture of the former Building Block Chemicals segment in the first quarter of 2011, we terminated our natural gas hedge contracts and, since June 2011, we no longer hold any natural gas forwards.

At December 31, 2012, we did not have derivative instruments that contained credit-related-risk contingent features or provisions that would trigger immediate settlement or require us to post collateral to our counterparties. Also as of December 31, 2012, we did not have any significant concentration of credit risk arising from our derivative instruments.

The following tables summarize the impact of derivative instruments on our consolidated balance sheets and consolidated statements of income:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Cross currency swaps	Other current assets	$—	Other current assets	$0.3	Other noncurrent liabilities	$—	Other noncurrent liabilities	$13.5
Foreign currency forwards					Accrued expenses	—	Accrued expenses	0.1

Total derivatives designated as hedging instruments:		$—		$0.3		$—		$13.6

Derivatives not designated as hedging instruments:
Foreign currency forwards	Other current assets	3.2	Other current assets	0.3	Accrued expenses	1.5	Accrued expenses	2.7

Total derivatives not designated as hedging instruments:		$3.2		$0.3		$1.5		$2.7

Total derivatives		$3.2		$0.6		$1.5		$16.3

The following tables summarize the amounts and locations of our hedging derivatives’ gains or (losses) recognized for the years ended December 31, 2012 and 2011:

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Natural gas forwards	$0.0	$0.0	Manufacturing cost of sales	$0.0	$(2.1)		$0.0	$0.0
Foreign currency forwards	—	(0.1)	Other expense, net	(0.1)	0.0		—	0.0

Total	$—	$(0.1)		$(0.1)	$(2.1)		$—	$—

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Net Investment Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Cross currency swaps	$7.8	$3.3		$—	$—		$—	$—

The following table summarizes the amount and location of gains or (losses) recognized in income for our derivatives not designated as hedges for the years ended December 31, 2012, and 2011:

Derivatives not Designated as Hedging Instruments:	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2012	2011
Foreign currency forwards	Other expense, net	$0.2	$(4.1)

Total		$0.2	$(4.1)

Fair Value Measurements

We have certain assets and liabilities that are carried at fair value on a recurring basis in the financial statements, for which we determine the appropriate level in the fair value hierarchy for each fair value measurement. The fair value hierarchy prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or liability, into three levels. It gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The level in the fair value hierarchy within which a fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, interest rates, exchange rates, and yield curves observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability.

All of our derivatives are valued based on Level 2 inputs. Our currency forwards are valued based on readily available published indices for currency exchange rates.

A summary of the fair value measurements for each major category of derivatives at December 31, 2012 is outlined in the table below:

Description	Significant Other Observable Inputs (Level 2)
Currency forwards	$1.7

Total	$1.7

As of December 31, 2012, we did not have any non-financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated financial statements for which a fair value measurement was required for the year ended December 31, 2012.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES

8. INVENTORIES

Inventories consisted of the following:

December 31,	2012	2011
Finished goods	$175.4	$121.9
Work in progress	12.0	6.8
Raw materials and supplies	79.8	57.8

Total inventories	$267.2	$186.5

PLANTS, EQUIPMENT AND FACILITIES	12 Months Ended
Dec. 31, 2012
PLANTS, EQUIPMENT AND FACILITIES

9. PLANTS, EQUIPMENT AND FACILITIES

December 31,	2012	2011
Land and land improvements	$25.2	$21.0
Buildings	188.9	196.3
Machinery and equipment	795.0	671.0
Construction in progress	301.3	221.5

Plants, equipment and facilities, at cost	$1,310.4	$1,109.8

Change in Depreciation Method and Useful Lives

Effective January 1, 2012, we changed our method of depreciation for the majority of our North American fixed assets from straight line composite depreciation to straight line by individual asset.

Historically, we had used the composite depreciation method for the Plants, Equipment and Facilities at the majority of our North American facilities. Under this method, all similar assets across these locations were combined into common pools and depreciated under composite depreciation rates. Recent business divestitures and sales of assets had significantly reduced our composite asset base, and during 2011, we performed a full physical inventory of fixed assets at our composite locations. As part of this analysis, where appropriate, we made changes to certain asset records in our fixed assets system effective January 1, 2012 to segregate individual assets that had been installed together and had previously been combined into one item. We also reviewed the estimated useful lives of our assets at this more specific level.

We believe that the straight line depreciation method for individual assets is preferable to the composite method because it is a more precise method of allocating historical cost and results in a consistent depreciation policy for all of our locations.

As a result, the useful lives of our assets are now generally estimated to range from 5 to 30 years for equipment and from 10 to 38 years for buildings. This change in the method of depreciation is considered a change in accounting estimate inseparable from a change in accounting principle, and resulted in changes to our depreciation expense prospectively from the effective date.

For the year ended December 31, 2012, the changes described above resulted in an increase over our historical depreciation expense of approximately $4.4 before taxes, or approximately $2.9 after taxes, which represents a decrease of $0.06 to our basic and diluted earnings per share for the period.

The average composite depreciation rates utilized in the U.S. and Canada, expressed as a percentage of the average depreciable property in service, were 4.7% in 2011 and 4.5% in 2010. Gross cost of the assets depreciated under the composite method in the U.S. and Canada totaled $854.1 as of December 31, 2011, with $189.0 included in non-current assets held for sale at December 31, 2011, and the remainder included in plants, equipment and facilities, at cost.

Following are the depreciable lives for our assets under the composite and straight line methods:

	2012	Prior To 2012
Category	Straight Line Depreciation	Composite Depreciation	Straight Line Depreciation
Buildings	10-38 years	31 years	20-33 years
Machinery and equipment	5-30 years	5-18 years	3-15 years

GOODWILL AND OTHER ACQUISITION INTANGIBLES	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER ACQUISITION INTANGIBLES

10. GOODWILL AND OTHER ACQUISITION INTANGIBLES

Following are the changes in goodwill by segment.

	Aerospace Materials	Industrial Materials	In Process Separation	Additive Technologies	Total
Balance, December 31, 2010:
Goodwill	$219.7	$14.5	$54.7	$27.8	$316.7
Currency exchange:	(0.2)	—	(2.0)	—	(2.2)

Balance, December 31, 2011:
Goodwill	219.5	14.5	52.7	27.8	314.5
2012 Acquisitions	17.0	167.4	20.8	—	205.2
Currency exchange:	0.6	4.9	0.1	—	5.6

Balance, December 31, 2012:
Goodwill	$237.1	$186.8	$73.6	$27.8	$525.3

In conjunction with our segment realignment we completed a goodwill impairment test in the first quarter of 2012 and concluded that there was no impairment. In the fourth quarters of 2012, 2011, and 2010, we completed our required annual impairment test and also concluded that there was no impairment.

Other acquisition intangibles consisted of the following major classes:

	Weighted Average Useful Life (years)	Gross Carrying Value		Accumulated Amortization		Net Carrying Value
December 31,	2012	2012	2011	2012	2011	2012	2011
Technology-based	14.5	$48.6	$23.0	$(20.6)	$(17.7)	$28.0	$5.3
Marketing-related	10.0	15.1	5.0	(5.2)	(4.3)	9.9	0.7
Customer-related	15.8	163.9	18.9	(18.1)	(12.7)	145.8	6.2

Total		$227.6	$46.9	$(43.9)	$(34.7)	$183.7	$12.2

Amortization of acquisition intangibles for the years ended December 31, 2012, 2011, and 2010 was $9.0, $3.2, and $3.2, respectively. Assuming no change in the gross carrying amount of acquisition intangibles and that the 2012 average exchange rates remain constant, the estimated future amortization expense for the next five years is as follows:

	2013	2014	2015	2016	2017
Intangibles Amortization Expense	$15.2	$14.8	$14.7	$14.5	$13.5

DEBT	12 Months Ended
Dec. 31, 2012
DEBT

11. DEBT

Long-term debt, including the current portion, consisted of the following:

	December 31,
	2012		2011
	Face	Carrying Value	Face	Carrying Value
Five-Year Revolving Credit Line Due June 2016	$62.0	$62.0	$0.0	$0.0
4.6% Notes Due July 1, 2013	135.2	135.3	135.2	135.4
6.0% Notes Due October 1, 2015	249.6	249.4	250.0	249.8
8.95% Notes Due July 1, 2017	249.4	249.0	250.0	249.5
Other	8.9	7.8	1.2	1.2

Total Debt	$705.1	$703.5	$636.4	$635.9
Less: current portion	(136.0)	(136.1)	—	—

Long-term Debt, Total	$569.1	$567.4	$636.4	$635.9

All of the outstanding notes are unsecured and may be repaid in whole or in part, at our option at any time subject to a prepayment adjustment.

During 2012, we repurchased portions of our 6% notes due Oct 1, 2015 with a total carrying value of $0.4 for a total purchase price of $0.5 including accrued interest, resulting in a loss of less than $0.1. During 2012, we also repurchased portions of our 8.95% notes due July 1, 2017 with a total carrying value of $0.6 for a total purchase price of $0.8 including accrued interest, resulting in a loss of $0.2. During 2011, we repurchased portions of our 4.6% notes due July 1, 2013, with a total carrying value of $5.5 for a total purchase price of $5.9 including accrued interest, resulting in a loss of $0.3. During 2010, we repurchased portions of our 4.6% notes due July 1, 2013, with a total carrying value of $16.5 for a total purchase price of $17.3 including accrued interest, resulting in a loss of $0.8. The net losses from our 2012, 2011, and 2010 debt repurchases are included in net loss on early extinguishment of debt in the accompanying consolidated statements of income.

On June 21, 2011, we amended and restated our existing Five Year Credit Agreement (the “Agreement”). The material terms and conditions of the Agreement remain substantially similar to the prior agreement except as set forth below. As the result of the amendment and restatement, the maximum amount we may borrow under the Agreement continues to be $400.0, but now includes a $25.0 swing line and the term of the Agreement was extended to June 21, 2016. Subject to the consent of the lenders, we have the ability under certain circumstances to extend the term of the Agreement through June 21, 2019, and to increase the maximum amount we may borrow under the Agreement up to $500.0.

In the second quarter of 2012, we had a net draw down of $170.0 from our Revolving Credit Facility for the purposes of funding the Umeco transaction and share repurchases, of which $62.0 remained outstanding as of December 31, 2012. At December 31, 2012, $338.0 was available for borrowing under the Revolving Credit Facility. We are required to comply with certain customary financial covenants under the facility: (i) the ratio of consolidated total debt to consolidated earnings before interest, taxes, depreciation and amortization (“EBITDA”), and (ii) the ratio of consolidated EBITDA to consolidated interest expense. We are in compliance with these covenants and expect to be in compliance for the foreseeable future.

At December 31, 2012 and 2011, the fair value of our long-term debt, including the current portion, was $787.9 and $715.4, respectively. The fair value is based on a discounted cash flow analysis which incorporates the contractual terms of the notes and observable market-based inputs that include time value, interest rate curves, and credit spreads.

The weighted average interest rate on all of our debt was 6.2% for 2012 and 6.9% for 2011. The weighted-average interest rate on short-term borrowings outstanding, which consisted of the current portion of non-U.S. credit facilities, as of December 31, 2012 and 2011 was 0.8% for each period.

At December 31, 2012 and 2011, we had approximately $36.6 and $55.2, respectively, of non-U.S. credit facilities which are renewable annually. There were outstanding borrowings of $4.4 and $3.5 under these facilities at December 31, 2012 and 2011, respectively.

Cash payments during the years ended December 31, 2012, 2011, and 2010, included interest of $43.5, $42.4, and $35.2, respectively. Included in interest expense, net, in the accompanying Consolidated Statements of Income for the years ended December 31, 2012, 2011, and 2010, was interest income of $3.8, $4.6, and $5.8, respectively. Capitalized interest for the years ended 2012 and 2011 was $11.8 and $4.6, respectively.

Maturities of long-term debt for the next five years and thereafter are as follows:

	2013	2014	2015	2016	2017	Thereafter	Total
Long-term debt	$136.1	$0.4	$249.4	$62.6	$249.0	$6.0	$703.5

ENVIRONMENTAL, CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2012
ENVIRONMENTAL, CONTINGENCIES AND COMMITMENTS

12. ENVIRONMENTAL, CONTINGENCIES AND COMMITMENTS

Environmental and Related Matters

We are subject to substantial costs arising out of environmental laws and regulations, which include obligations to remove or limit the effects on the environment of the disposal or release of certain wastes or substances at various sites or to pay compensation to others for doing so.

Our most significant environmental liabilities relate to remediation and regulatory closure obligations at manufacturing sites now or formerly owned by us. We are also involved in legal proceedings directed at the cleanup of various other sites, including a number of federal or state Superfund sites. Because the laws pertaining to Superfund sites generally impose retroactive, strict, joint and several liability, a governmental plaintiff could seek to recover all remediation costs at any such site from any of the potentially responsible parties (“PRPs”) for such site, including us, despite the involvement of other PRPs. In some cases, we are one of several hundred identified PRPs, while in others we are the only one or one of only a few. Generally, where there are a number of financially solvent PRPs, liability has been apportioned, or we believe, based on our experience with such matters, that liability will be apportioned based on the type and amount of waste disposed by each PRP at such disposal site and the number of financially solvent PRPs. In many cases, the nature of future environmental expenditures cannot be quantified with accuracy. In addition, from time to time in the ordinary course of our business, we are informed of, and receive inquiries with respect to, additional sites that may be environmentally impaired and for which we may be responsible.

In February 2013, we received a notice from Wyeth Holdings Corp (our “Indemnitee”) that Maxus Energy is alleging that our Indemnitee is responsible for environmental contamination arising from certain oil and gas operations in Louisiana to the extent of our Indemnitee’s working interests in those operations and leases. Maxus Energy is one of seven defendants in a lawsuit scheduled for trial in March 2013 seeking damages for environmental contamination arising from those operations. The notification stated that the plaintiffs are seeking aggregate damages in excess of $200.0 from all the defendants in this case, including Maxus Energy. We have no information at this time as to whether or not our Indemnitee had any working interest in any of these operations or otherwise whether we have any exposure related to this matter.

As of December 31, 2012 and 2011, the aggregate environmental related accruals were $68.1 and $69.4, respectively, of which $9.7 and $6.9 was included in accrued expenses with the remainder of $58.4 and $62.5 included in other noncurrent liabilities, respectively. Environmental remediation spending, for the years ended December 31, 2012, 2011, and 2010, was $3.9, 3.9, and $4.6, respectively.

Our process is to review our environmental remediation accruals quarterly and based on new information, we may from time to time adjust our environmental related accruals. Overall, our adjustments resulted in a net increase of $1.6 in our environmental accruals for the year ended December 31, 2012.

Our environmental related accruals can change substantially due to such factors as additional information on the nature or extent of contamination, methods of remediation required, changes in the apportionment of costs among responsible parties, and other actions by governmental agencies or private parties, or if we are named in a new matter and determine that an accrual needs to be provided, or if we determine that we are not liable and no longer require an accrual.

The environmental accruals of our recent acquisition of Umeco have been included in the aggregate environmental related accruals related to continuing operations.

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation is recognized in the period in which the liability is incurred and becomes determinable with an offsetting increase in the carrying amount of the related long-lived asset. The recognition of an asset retirement obligation at fair value requires that management make numerous estimates, assumptions and judgments regarding such factors as the estimated probabilities, amounts and timing of settlements, the credit-adjusted risk-free rate to be used, inflation rates, market risk-premium, and changes in environmental, regulatory, and legal environments. In periods subsequent to initial measurement of the liability, we must recognize period-to-period changes in the liability resulting from the passage of time and revisions such as the timing or the amount of the original estimate of undiscounted cash flows. Over time, the liability is accreted to its future value, and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we either settle the obligation for its recorded amount or incur a gain or loss.

A summary of the changes in the asset retirement obligation for the years ended December 31, 2012 and 2011 is presented below:

Asset retirement obligation as of December 31, 2010	$20.0

Liabilities incurred	—
Liabilities settled	(0.5)
Accretion expense	1.2
Revision in estimated cash flows	0.1
Currency exchange	(0.1)

Asset retirement obligation as of December 31, 2011	$20.7

Liabilities incurred	—
Liabilities settled	(1.5)
Accretion expense	1.0
Revision in estimated cash flows	(4.4)
Currency exchange	0.1

Asset retirement obligation as of December 31, 2012	$15.9

Our long-lived assets subject to asset retirement obligations are primarily related to asbestos abatement and Resource Conservation and Recovery Act (“RCRA”) closures at certain manufacturing and research facilities. As of December 31, 2012, 19 of our sites have been identified with regulatory closure obligations. Assets subject to asset retirement obligations are primarily manufacturing and research facilities, related equipment, and storage tanks. We are also obligated to return certain land to its original condition upon vacating.

There are no sites with a regulatory closure obligation for which a liability has not been estimated and recorded.

At December 31, 2012, there were no assets legally restricted for purposes of settling asset retirement obligations. The asset retirement obligation liability has been recorded as other noncurrent liabilities in the accompanying consolidated balance sheets.

Other Contingencies

We are the subject of numerous lawsuits and claims incidental to the conduct of our or certain of our predecessors’ businesses, including lawsuits and claims relating to product liability and personal injury, including asbestos, environmental, contractual, employment and intellectual property matters.

As of December 31, 2012 and 2011, the aggregate self-insured and insured contingent liability was $49.8 and $53.0, respectively, and the related insurance recovery receivable was $20.7 and $22.1, respectively. The asbestos liability included in the above amounts at December 31, 2012 and 2011 was $39.3 and $42.4, respectively, and the related insurance receivable was $20.4 and $21.8, respectively. A net deferred tax benefit has been recognized for those claims for which full insurance recovery is not expected.

Asbestos

We, like many other industrial companies, have been named as one of hundreds of defendants in a number of lawsuits filed in the U.S. by persons alleging bodily injury from asbestos. The claimants allege exposure to asbestos at facilities that we own or formerly owned or from products that we formerly manufactured for specialized applications. Most of these cases involve numerous defendants, sometimes as many as several hundred. Historically, most of the closed asbestos claims against us have been dismissed without any indemnity payment by us; however, we can make no assurances that this pattern will continue.

The following table presents information about asbestos claims activity:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100

Number of claimants at end of period	8,000	8,000

Numbers in the foregoing table are rounded to the nearest hundred and are based on information as received by us which may lag actual court filing dates by several months or more. Claims are recorded as closed when a claimant is dismissed or severed from a case. Claims are opened whenever a new claim is brought, including from a claimant previously dismissed or severed from another case.

Our asbestos related contingent liabilities and related insurance receivables are based on an actuarial study performed by a third party, which is updated every three years. During the third quarter of 2012, we completed an actuarial study of our asbestos related contingent liabilities and related insurance receivables, which updated our last study prepared in the third quarter of 2009. The study is based on, among other things, the incidence and nature of historical claims data through June 30, 2012, the incidence of malignancy claims, the severity of indemnity payments for malignancy and non-malignancy claims, dismissal rates by claim type, estimated future claim frequency, settlement values and reserves, and expected average insurance recovery rates by claim type.

As a result of our findings, we recorded a decrease of $2.1 to our self-insured and insured contingent liabilities for indemnity costs for pending and anticipated probable future claims and recorded a decrease of $1.0 related to receivables for probable insurance recoveries for these pending and future claims. The reserve decrease is attributable to lower projected claim filings offset by more severe malignancy rates and settlement value projections. The decrease in the receivables is a result of the lower gross liability and a shift in the types of future claims expected. Overall, we expect to recover approximately 48% of our future indemnity costs. We have completed Coverage In Place Agreements with most of our larger insurance carriers.

The ultimate liability and related insurance recovery for all pending and anticipated future claims cannot be determined with certainty due to the difficulty of forecasting the numerous variables that can affect the amount of the liability and insurance recovery. These variables include but are not limited to: (i) significant changes in the number of future claims; (ii) significant changes in the average cost of resolving claims; (iii) changes in the nature of claims received; (iv) changes in the laws applicable to these claims; and (v) financial viability of co-defendants and insurers.

Lead Pigment

Over the past 15 years we have been named as defendants in more than fifty cases in the U.S. in which plaintiffs assert claims for personal injury, property damage, and other claims for relief relating to one or more kinds of lead pigment that were used as an ingredient decades ago in paint for use in buildings. Seven cases remain outstanding. The different suits were brought by government entities and/or individual plaintiffs, on behalf of themselves and others. The suits variously sought compensatory and punitive damages and/or injunctive relief, including funds for the cost of monitoring, detecting and removing lead based paint from buildings and for medical monitoring; for personal injuries allegedly caused by ingestion of lead based paint; and plaintiffs’ attorneys’ fees. We settled one of these cases in 2005 for an immaterial amount in order to avoid litigation costs. In all of the others, we prevailed in court or were dismissed as a defendant. We believe that the seven remaining suits against us are without merit, and we are vigorously defending them.

We currently are one of several defendants in eight personal injury lead ingestion cases, consisting of 172 plaintiffs venued in federal and state courts in Milwaukee, Wisconsin. One of the eight cases consists of 164 claimants, each alleging personal injury as a result of the ingestion of white lead carbonate in paint. The remaining seven cases consist of less than 10 total plaintiffs. We believe that the eight personal injury suits against us are without merit. The eight personal injury cases are currently stayed pending a decision by the United States Court of Appeals for the Seventh Circuit regarding whether the application of the risk contribution doctrine for lead ingestion cases in Wisconsin violates the defendants’, including the Company’s, constitutional rights.

In July 2005, in a case in which we were one of several defendants, the Supreme Court of Wisconsin held that Wisconsin’s risk contribution doctrine applies to bodily injury cases against manufacturers of white lead pigment. Under this doctrine, manufacturers of white lead pigment may be liable for injuries caused by white lead pigment based on their past market shares, unless they can prove they are not responsible for the white lead pigment which caused the injury in question. Seven of the eight personal injury cases, including the personal injury case consisting of 164 plaintiffs, were filed before January 2011, when the Wisconsin legislature passed legislation that will make it substantially more difficult to bring lead suits in the future. In July 2009, the Wisconsin Supreme Court, in the case styled Ruben Godoy et al v. E.I. DuPont de Nemours et al., upheld a lower court’s decision dismissing the plaintiff’s strict liability and negligent defect causes of action for white lead carbonate. The decision in this case, together with our non-existent or diminutive market share, reinforces our belief that we have no liability in any of the Wisconsin cases, and accordingly, we have not recorded a loss contingency.

We have access to a substantial amount of primary and excess general liability insurance for public nuisance and believe these policies are available to cover a significant portion of both our defense costs and indemnity costs, if any, for lead pigment related public nuisance claims. We have agreements with two of our insurers to date which provide that they will pay for approximately fifty percent (50%) of our defense costs associated with lead pigment related public nuisance claims.

Other

Periodically, we enter into settlement discussions for lawsuits or claims for which we have meritorious defenses and for which an unfavorable outcome against us is not probable. In such instances, no loss contingency is recorded since a loss is not probable and it is our policy to expense defense costs as incurred. Typically, we consider these types of settlements in fairly limited circumstances usually related to the avoidance of future defense costs and/or the elimination of any risk of an unfavorable outcome. Such settlements, if any, are recorded when it is probable a liability has been incurred, typically upon entering into a settlement agreement.

While it is not feasible to predict the outcome of all pending environmental matters, lawsuits and claims, it is reasonably possible that there will be a necessity for future provisions for costs for environmental matters and for other contingent liabilities that we believe, will not have a material adverse effect on our consolidated financial position, but could be material to our consolidated results of operations or cash flows in any one accounting period. We cannot estimate any additional amount of loss or range of loss in excess of the recorded amounts. Moreover, many of these liabilities are paid over an extended period, and the timing of such payments cannot be predicted with any certainty.

From time to time, we are also included in legal proceedings as a plaintiff involving tax, contract, patent protection, environmental and other legal matters. Gain contingencies related to these matters, if any, are recorded when they are realized.

Accounting for Uncertainty in Income Taxes

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon effective settlement. See Note 13 for additional information.

Commitments

Rental commitments

Rental expense under property and equipment leases was $10.9 in 2012, $7.4 in 2011, and $7.0 in 2010. Estimated future minimum rental expenses under property and equipment leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012 are:

Year	Operating Leases	Capital Lease	Total Leases
2013	9.6	2.8	12.4
2014	7.6	2.9	10.5
2015	6.2	3.0	9.2
2016	5.4	3.1	8.5
2017	4.4	3.3	7.7
Thereafter	6.5	2.5	9.0

Total minimum lease payments	$39.7	$17.6	$57.3

Capital lease

In conjunction with the recognition of the loss on sale of the Stamford facility in the fourth quarter of 2012 discussed in Note 3, we recorded the lease as a capital lease asset and obligation as of December 31, 2012, in the amount of $7.6, excluding executory costs.

Customer-related and purchase commitments

We frequently enter into long-term contracts with customers with terms that vary depending on specific industry practices. The business of Cytec Industries and its consolidated subsidiaries as a whole is not substantially dependent on any single contract or any series of related contracts. Set forth below are more specific terms about our significant sales contracts.

The Aerospace Materials segment is party to a number of long-term supply and pricing agreements that cover various time periods. Included are several contracts with terms of 5 years or more which obligate us to sell and, subject to certain exceptions, obligate the respective customers to purchase their requirements of various specialty materials for products related to certain aircraft programs. Such agreements are common practice in the aerospace and aircraft manufacturing industries.

We frequently enter into long-term agreements in order to lock in prices and availability of raw materials, equipment, supplies, and services required to operate our businesses. At December 31, 2012, obligations under such agreements totaled $46.5, of which $42.0 are expected to be paid in 2013.

Other commitments

We had $35.9 of outstanding letters of credit, surety bonds and bank guarantees at December 31, 2012 that are issued on our behalf in the ordinary course of business to support certain of our performance obligations and commitments. The instruments are typically renewed on an annual basis.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

13. INCOME TAXES

The income tax provision is based on earnings from continuing operations before income taxes:

Years ended December 31,	2012	2011	2010
U.S.	$46.6	$52.4	$27.3
Non-U.S.	84.8	61.9	46.3

Total	$131.4	$114.3	$73.6

The components of the income tax provision are as follows:

Years ended December 31,	2012	2011	2010
Current:
U.S. Federal	$32.4	$(4.6)	$1.4
Non-U.S.	32.8	23.6	12.6
Other, principally state	1.9	1.2	1.3

Total	$67.1	$20.2	$15.3

Years ended December 31,	2012	2011	2010
Deferred:
U.S. Federal	$(16.9)	$22.3	$12.2
Non-U.S.	(12.3)	(16.1)	(20.4)
Other, principally state	(0.6)	1.9	(0.5)

Total	$(29.8)	$8.1	$(8.7)

Total income tax provision	$37.3	$28.3	$6.6

A reconciliation of our effective tax rate to the U.S. federal income tax rate is as follows:

Years ended December 31,	2012	2011	2010
Federal income tax rate	35.0%	35.0%	35.0%
Research and development credit	0.0%	(1.3%)	(2.0%)
Income subject to other than the federal income tax rate	(8.8%)	(8.3%)	(14.5%)
Tax expense on unrepatriated earnings of international subsidiaries	5.7%	0.0%	0.0%
Change in tax rates	0.4%	(1.8%)	0.5%
State taxes, net of federal benefits	1.5%	1.4%	(0.3%)
Valuation allowance	0.1%	(1.2%)	(21.7%)
Tax law change	0.0%	0.0%	11.3%
Favorable resolution of prior year audits	(6.7%)	0.0%	(1.4%)
Other charges, net	1.2%	0.9%	2.1%

Effective tax rate	28.4%	24.7%	9.0%

U.S. and non-U.S. earnings of consolidated companies, before income taxes, include all earnings derived from operations in the respective U.S. and non-U.S. geographic areas; whereas provisions (benefits) for income taxes include all income taxes payable to (receivable from) U.S. Federal, non-U.S. and other governments as applicable, regardless of the sites in which the taxable income (loss) is generated.

Income taxes paid in 2012, 2011, and 2010 were $71.0, $53.0, and $36.4, respectively, and include non-U.S. taxes of $37.9, $25.3, and $18.8 in 2012, 2011, and 2010, respectively.

The temporary differences that give rise to a significant portion of deferred tax assets and liabilities are as follows:

December 31,	2012	2011
Deferred tax assets:
Allowance for bad debts	$0.5	$2.2
Self insurance accruals	17.9	19.4
Operating accruals	10.2	5.6
Environmental accruals	26.0	27.3
Pension and postretirement benefit liabilities	102.7	107.8
Employee benefit accruals	36.0	32.2
Tax credit carry forwards	44.9	25.6
Net operating losses	19.7	19.4
Inventory	3.1	1.6
Other	0.0	3.3

Gross deferred tax assets	$261.0	$244.4
Valuation allowance	(21.0)	(21.2)

Total net deferred tax assets	$240.0	$223.2

Deferred tax liabilities:
Plants, equipment and facilities	(97.8)	(110.7)
Insurance receivables	(7.5)	(8.1)
Intangibles	(150.4)	(94.2)
Other	(9.1)	(0.8)

Gross deferred tax liabilities	$(264.8)	$(213.8)

Net deferred tax assets/(liabilities)	$(24.8)	$9.4

Accounting rules require establishing a tax liability on the unrepatriated earnings of foreign subsidiaries if it is management`s intention to no longer permanently reinvest such earnings. As a result of the intended sale of Coatings Resins, management`s intentions changed with regard to a portion of the unrepatriated earnings of certain foreign subsidiaries. Therefore, included in income tax expense is $3.1 of tax expense incurred due to the repatriation of certain earnings during 2012 and an estimated $7.5 to be incurred on the future repatriation of other earnings, subsequent to the sale of Coating Resins. The estimated $7.5 is included in Other Deferred Tax Liabilities, above. With the exception of the unremitted earnings of those international subsidiaries that are related to the Coating Resins divestiture, no provision has been made for U.S. or additional non-U.S. taxes on the undistributed earnings of international subsidiaries totaling $552.6 since we intend to reinvest these earnings. It is not practicable to calculate the unrecognized deferred tax liability on such earnings. U.S. foreign tax credits would be available to substantially reduce any amount of additional U.S. tax that might be payable on these earnings in the event of a distribution.

We have U.S. foreign tax credit carryforwards of $36.5 available as of December 31, 2012 to offset future U.S. tax liabilities. Such U.S. foreign tax credits will expire at various dates starting in 2015. We have $12.8 of state tax credits of which $10.0 will be carried forward indefinitely with the balance to expire at various dates starting in 2013.

At December 31, 2012, we have state net operating losses totaling $212.4 which are available to offset future taxable income in the respective states. The total state carryforwards expire at various dates starting in 2013 through 2029. In addition, we have foreign net operating losses for continuing operations totaling $28.3, primarily related to our operations in Europe and India. These net operating losses are available to offset future taxable income in the respective foreign countries. Of the total foreign carryforwards, approximately $6.3 expires at various dates starting in 2013, while $22.0 can be utilized over an indefinite period.

Our long-term earnings trend makes it more likely than not that we will generate sufficient taxable income on a consolidated basis to realize our net deferred tax assets with the exception of certain state net operating losses and state tax credits, and various foreign deferred tax assets. Accordingly, we have recorded a valuation allowance of $21.0 and $21.2 as of December 31, 2012 and 2011, respectively. For 2012, the $0.2 valuation allowance activity primarily consisted of an increase to the valuation allowance for foreign net operating losses and other foreign deferred tax assets ($2.9), which included $1.0 related to the Umeco acquisition, and a decrease to the valuation allowance for state tax credits and other state deferred tax assets ($3.1). As of December 31, 2012, $18.1 of the valuation allowance is attributable to U.S. state tax attributes and $2.9 primarily relates to foreign net operating losses and other foreign deferred tax assets. For 2011, the $0.4 valuation allowance activity primarily consisted of a decrease to the valuation allowance for state tax credits and other state deferred tax assets. As of December 31, 2011, $21.2 of the valuation allowance is attributable to U.S. state tax attributes.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 established a U.S. Medicare prescription drug benefit and a tax-free federal subsidy to companies that sponsored retiree health care plans. Pursuant to The Patient Protection and Affordable Care Act, as signed into law on March 23, 2010, as amended by the Health Care and Education Reconciliation Act of 2010 on March 30, 2010, the U.S. tax deductible prescription drug costs will now be reduced by the aforementioned federal subsidy. The impact of this legislation will reduce the future tax deductions with respect to the Company’s prescription drug costs. Accordingly, we recorded an $8.3 charge to tax expense from continuing operations in the first quarter 2010 to reflect the reduction in the related deferred tax asset.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (2010 Tax Relief Act), as signed into law on December 17, 2010 brought about significant tax changes including, but not limited to, the retroactive extension of tax incentives for businesses. These business tax incentives, retroactively reinstated and extended through 2011, include the research and development credit as well as the favorable look-through treatment of payments between related controlled foreign corporations.

The American Taxpayer Relief Act of 2012 (2012 Tax Relief Act), as signed into law on January 2, 2013 extended a host of expired and expiring tax incentives for businesses. These business tax incentives retroactively reinstated and extended through 2013, include, but are not limited to, the research and development credit as well as the favorable look-through treatment of payments between related controlled foreign corporations. Although this legislation reinstated these favorable tax laws retroactive to January 1st, 2012, accounting rules require that the tax impact of such changes be reflected in the period the law is enacted.

We are subject to income tax in many U.S. and international jurisdictions, and a certain degree of estimation is required in recording the assets and liabilities with respect to income taxes. All of our tax positions are subject to audit by the local taxing authorities in each tax jurisdiction. These tax audits can involve complex issues, interpretations and judgments and the resolution of matters may span multiple years, particularly if subject to negotiation or litigation.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities.

The amount of gross unrecognized tax benefits at December 31, 2012 is $19.7 (excluding interest), of which $16.5 would impact our effective tax rate, if recognized. As of December 31, 2011, the amount of gross unrecognized tax benefits for continuing operations is $26.3 (excluding interest), of which $13.3 would impact our effective tax rate, if recognized.

We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income. We had recorded a liability for the payment of interest and penalties (gross), of approximately $5.6 as of January 1, 2012, decreasing by current year net activity of $3.6, thus resulting in a liability for the payment of interest and penalties of $2.0 as of December 31, 2012.

Set forth below is the tabular roll-forward of our 2012 and 2011 unrecognized tax benefits from uncertain tax positions:

	2012	2011
Balance as of beginning of the year	$26.3	$25.7
Increase due to Umeco Acquisition	11.1	0.0
Increase due to tax positions related to current periods	1.2	1.0
Increase due to tax positions related to prior periods	0.2	0.0
Decrease due to tax positions related to prior periods	(15.6)	(0.3)
Decrease due to lapse of Statute of Limitations	(2.3)	0.0
Settlements	(1.6)	0.0
Foreign exchange	0.4	(0.1)

Balance as of the end of the year	$19.7	$26.3

Audit outcomes and the timing of audit settlements are subject to significant uncertainty. Any settlements or statute of limitations expirations could likely result in a decrease in our uncertain tax positions. We are not aware of any uncertain tax position which is reasonably possible to change within the next twelve months of December 31, 2012.

The Internal Revenue Service (the IRS) has completed and closed its audits of our tax returns through 2008. In the third quarter of 2012, the federal income tax audit for the 2004 through 2008 calendar years became effectively settled. Such approval resulted in a tax refund of $1.3 for the years 2004 and 2005 which was recorded in the third quarter of 2012, and a tax liability of $4.5 for the years 2006 through 2008 which was paid in the fourth quarter of 2012. We also recorded a reduction in tax expense of approximately $8.5 during the third quarter of 2012 to reflect the final resolution of this audit. The IRS audit for the years 2009, 2010 and 2011 will likely commence by June 30, 2013. In addition, the IRS is currently auditing the 3/31/2010 and 3/31/2011 years for Umeco, which is still ongoing as of December 31, 2012. We believe adequate provisions for all outstanding issues have been made for all open years.

State income tax returns are generally subject to examination for a period of 3-5 years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states. Years still open to examination by tax authorities in major jurisdictions include: Arizona (2008 onward), California (2004 onward), Connecticut (2009 onward), Georgia (2009 onward), Louisiana (2007 onward), Maryland (2009 onward), Michigan (2008 onward), New Jersey (2006 onward), North Carolina (2009 onward), Ohio (2009 onward), South Carolina (2009 onward), Texas (2008 onward), and West Virginia (2011 onward). We have various state income tax returns in the process of examination.

International jurisdictions have statutes of limitations generally ranging from 3-5 years after filing of the respective return. Years still open to examination by tax authorities in major jurisdictions include: Austria (2009 onward), Belgium (2010 onward), Germany (2008 onward), Netherlands (2007 onward), Canada (2003 onward), UK (2006 onward), Italy (2008 onward), China (2003 onward), and Norway (2003 onward). We are currently under examination in several of these jurisdictions.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS

14. EMPLOYEE BENEFIT PLANS

We have defined benefit and defined contribution pension plans that cover employees in a number of countries. Almost all of the plans provide defined benefits based on years of service and career average salary. We also sponsor postretirement and post-employment benefit plans in certain countries. The postretirement plans provide medical and life insurance benefits to retirees who meet minimum age and service requirements, and in the case of non-bargaining employees, who commenced employment prior to April 1, 2007. The medical plans are contributory and non-contributory with certain participants’ contributions adjusted annually; the life insurance plans are non-contributory. The accounting for the postretirement plans anticipates future cost-sharing and changes to the plans. The postretirement plans include a cap on our share of costs for recent and future retirees. The post-employment plans provide salary continuation, disability-related benefits, severance pay and continuation of health costs during the period after employment but before retirement.

We used a measurement date of December 31 in 2012, 2011, and 2010 for all our pension and postretirement benefit plans.

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Net periodic costs:
Service cost	$6.0	$5.1	$5.8	$1.1	$1.0	$1.2
Interest cost	41.5	42.3	41.7	8.4	11.9	11.5
Expected return on plan assets	(49.3)	(48.1)	(44.7)	(2.1)	(2.9)	(3.6)
Net amortization	27.2	20.8	17.8	0.2	(5.7)	(10.0)
Curtailment/Settlement	0.7	1.3	0.8	0.0	(1.1)	0.0

Net periodic expense (credit)	$26.1	$21.4	$21.4	$7.6	$3.2	$(0.9)

Weighted-average assumptions used to determine net periodic costs, during the year
Discount rate	4.7%	5.4%	5.8%	4.3%	5.0%	5.4%
Expected return on plan assets	6.6%	7.2%	7.3%	6.75%	7.0%	7.25%
Rate of compensation increase	2.5%-4.5%	2.5%-4.5%	2.5%-10%	—	—	—
Weighted-average assumptions used to determine benefit obligations, end of the year
Discount rate	4.0%	4.7%	5.4%	3.5%	4.3%	5.0%
Rate of compensation increase	2.5%-4.5%	2.5%-4.5%	2.5%-10%	—	—	—

The expected rate of return on U.S. plan assets was determined by examining the annualized rates of return over various five and ten year periods for the major U.S. stock and bond indexes and the estimated long-term asset mix of the plan assets of 30%-50% stocks and 50%-70% long-term bonds, including cash equivalents (“fixed income securities”). Since the long-term average annualized return is approximately 8%-10% for stocks and 5%-7% for fixed income securities, the expected long-term weighted average return was estimated to be 6.75% and 7.25% for the U.S. pension plans in 2012 and 2011, respectively. This return was based on an assumed allocation of U.S. pension assets of 40% stocks and 60% in fixed income securities for 2012 and 50% stocks and 50% fixed income securities for 2011. Expected long-term investment returns for U.S. investments were 9.0% for stocks and 5.25% for fixed income securities in 2012 and 8.5% for stocks and 6.0% for fixed income securities in 2011. For U.S. and non-U.S. postretirement plans, assets are only held in the U.S. The expected rate of return on postretirement assets was 7.0% in both 2012 and 2011, based on an assumed asset allocation of 50% stocks and 50% fixed income securities in 2012 and 50% stocks and 50% fixed income securities in 2011.

The investment strategy for our worldwide benefit plan assets is to maintain broadly-diversified portfolios of stocks, bonds and money market instruments that, along with periodic plan contributions, provide the necessary liquidity for ongoing benefit obligations.

The expected return on non-U.S. plan assets is also based on the historical rates of return of the various asset classes in each country and the corresponding asset mix. For our two largest non-U.S. pension plans, the assumed weighted average rate of return was 5.6% in 2012. The 2012 return was based on assumed weighted average rates of return of 8.3% for stocks and 4.5% for fixed income securities and an assumed weighted average asset allocation of 32% stocks and 68% fixed income securities.

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Change in benefit obligation:
Benefit obligation at January 1,	$864.6	$797.3	$731.3	$219.9	$233.8	$212.7
Service cost	6.0	5.1	5.8	1.1	1.0	1.2
Interest cost	41.5	42.3	41.7	8.4	11.9	11.5
Amendments(2)	0.0	2.2	—	1.5	(34.7)	—
Translation difference	5.2	(1.4)	(1.1)	0.2	(0.1)	0.2
Actuarial (gains) losses	104.4	62.3	56.2	(12.0)	28.5	29.6
Participant contributions	0.2	0.1	0.1	3.5	4.2	4.2
Benefits paid	(41.0)	(38.8)	(34.6)	(20.2)	(24.3)	(25.6)
Acquisitions/Divestitures	42.9	—	—	—	—	—
Curtailments/settlements(1)	(7.2)	(4.5)	(2.1)	(1.6)	(0.4)	—

Benefit obligation at December 31,	$1,016.6	$864.6	$797.3	$200.8	$219.9	$233.8

Accumulated benefit obligation at December 31,	$1,005.1	$853.1	$783.1	—	—	—
Change in plan assets:
Fair value of plan assets at January 1,	$765.7	$677.2	$562.0	$28.8	$37.7	$44.6
Actual return on plan assets	95.4	72.7	76.9	2.8	0.2	1.4
Company contributions	37.8	55.7	75.5	13.5	11.0	13.1
Participant contributions	0.2	0.1	0.1	3.5	4.2	4.2
Translation difference	5.1	(1.1)	(0.6)	—	—	—
Acquisitions/Divestitures	42.7	—	—	—	—	—
Curtailments/settlements(1)	(0.9)	(0.1)	(2.1)	—	—	—
Benefits paid	(41.0)	(38.8)	(34.6)	(20.2)	(24.3)	(25.6)

Fair value of plan assets at December 31,	$905.0	$765.7	$677.2	$28.4	$28.8	$37.7

(1)	Represents various curtailments and settlements. During 2012 we had a curtailment loss of $0.7 associated primarily with the pending sale of Coating Resins, which is included in earnings from operations of discontinued business, net of tax in the Consolidated Statements of Income. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated Statements of Income.
(2)	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan (“EGWP”) and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.

Certain prior year amounts included within the postretirement change in plan assets table above have been reclassified to conform to the current year presentation. The postretirement plan benefit obligation includes Medicare Part D subsidies received that reduce company contributions. The amounts received for 2012, 2011, and 2010 were $0.7, $1.2, and $2.1, respectively.

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Funded status, end of year:
Fair value of plan assets	$905.0	$765.7	$677.2	$28.4	$28.8	$37.7
Benefit obligations	(1,016.6)	(864.6)	(797.3)	(200.8)	(219.9)	(233.8)

Funded status	$(111.6)	$(98.9)	$(120.1)	$(172.4)	$(191.1)	$(196.1)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$3.6	$—	$0.2	$—	$—	$—
Current liabilities	(2.1)	(2.2)	(2.1)	(10.0)	(10.9)	(12.2)
Noncurrent liabilities	(113.1)	(96.7)	(118.2)	(162.4)	(180.2)	(183.9)

Total amounts recognized	$(111.6)	$(98.9)	$(120.1)	$(172.4)	$(191.1)	$(196.1)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial losses	$305.3	$279.8	$265.9	$65.4	$84.2	$58.2
Prior service (credits)/costs	1.6	2.6	0.5	(29.3)	(35.2)	(11.2)
Transition obligations	—	—	—	—	—	—

Total	$306.9	$282.4	$266.4	$36.1	$49.0	$47.0

Changes in accumulated other comprehensive income (AOCI) consist of:
AOCI, beginning of year	$282.4	$266.4	$260.9	$49.0	$47.0	$7.5
Current year actuarial (gains)/losses	58.6	37.7	24.1	(12.6)	30.3	29.6
Current year prior service costs/(credits)	0.1	2.2	—	1.5	(34.7)	(0.1)
Curtailments/settlements	(7.0)	(3.1)	(0.8)	(1.6)	0.7	—
Amortization:
Amortization of actuarial gains/(losses)	(26.8)	(20.8)	(17.7)	(4.5)	(3.9)	(0.6)
Amortization of prior service (costs)/credits	(0.4)	—	(0.1)	4.3	9.6	10.6

AOCI, end of year	$306.9	$282.4	$266.4	$36.1	$49.0	$47.0

Estimated amortization to be recognized in accumulated other comprehensive income in 2013 consist of:
Net actuarial losses	$33.9			$5.0
Prior service costs/(credits)	0.1			(3.8)

Total	$34.0			$1.2

The assumed rate of future increases in the per capita cost of healthcare benefits (healthcare cost trend rate) is initially 7.5% in 2013, decreasing to an ultimate trend rate of 5.0% in 2017. The healthcare cost trend rate has a significant effect on the reported amounts of accumulated postretirement benefit obligation (“APBO”) and related expense.

A 1.0% change in assumed healthcare cost trend rates would have the following effect:

	2012		2011
	1% Increase	1% Decrease	1% Increase	1% Decrease
Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$0.6	$(0.6)	$0.8	$(0.8)
Approximate effect on accumulated postretirement benefit obligation	$13.4	$(12.1)	$14.7	$(13.5)

The following information is presented for those plans with an accumulated benefit obligation in excess of plan assets:

	U.S. Plans		Non-U.S. Plans		Total
December 31,	2012	2011	2012	2011	2012	2011
Projected benefit obligation	$(860.8)	$(767.9)	$(75.6)	$(38.1)	$(936.4)	$(806.0)
Accumulated benefit obligation	$(854.9)	$(759.9)	$(70.2)	$(36.8)	$(925.1)	$(796.7)
Fair value of plan assets	$762.2	$677.4	$59.1	$29.0	$821.3	$706.4

The asset allocation for our U.S. and non-U.S. pension plans and postretirement plans at the end of 2012 and 2011, and the target allocation for 2013, by asset category, are as follows:

	U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	30%	24%	27%
Fixed Income	70%	76%	73%

Total	100%	100%	100%

	Non-U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	30%	45%	30%
Fixed Income	59%	44%	56%
Cash and other	11%	11%	14%

Total	100%	100%	100%

	Postretirement Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	40%	40%	52%
Fixed Income	60%	60%	48%

Total	100%	100%	100%

The total fair value of U.S. pension and postretirement plan assets was $790.6 and $706.2 at December 31, 2012 and 2011, respectively. We have invested certain U.S. pension assets directly in our common, and use a combination of active and passive stock and bond managers to invest all other assets of the pension and postretirement plans. The managers are selected based on an analysis of, among other things, their historical investment results, frequency of management turnover, cost structure, and assets under management. Assets are periodically reallocated among the investment managers to maintain the appropriate asset mix and occasionally transferred to new or existing managers in the event that a manager is terminated.

Our overall investment strategy is to achieve a mix of approximately 95% of investments for long-term growth and 5% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers. The target allocations for U.S. pension plan assets are 30% equity securities and 70% corporate bonds and U.S. Treasury securities. The target allocations for postretirement plan assets are 40% equity securities and 60% corporate bonds and U.S. Treasury securities. Equity securities primarily include investments in large-cap, mid-cap and small-cap companies primarily located in the United States. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, and U.S. Treasuries. In order to reduce the volatility of our pension plan assets relative to pension liabilities, over the past two and a half years we have gradually implemented a liability-driven investment strategy for our U.S., U.K. and Canadian defined benefit pension plans. As part of the strategy, we have transitioned some of our equity allocation to longer-term fixed income assets.

The target allocations for non-U.S. plan assets are 30-50% equity securities, 50-70% corporate bonds and U.S. Treasury securities, and 0-15% to all other types of investments. Equity securities primarily include a broadly diversified portfolio of common stocks of publicly traded companies that are primarily non-U.S. Fixed income securities include corporate bonds, mortgage-backed securities and government bonds. Other types of investments include insurance assets and investments in hedge funds that follow several different strategies.

The fair values of our Level 1 pension assets are determined based on quoted market prices in active markets for identical assets. The fair values of our Level 2 pension assets are based on the net asset values of the funds, which are based on quoted market prices of the underlying investments. Our Level 3 assets include an insurance contract and a real estate fund. The fair values of the insurance contract held by one of our non-U.S. plans are based on the contractual terms of the arrangement with the insurance company. The fair value of the real estate fund is based on the net asset value of shares held at year end.

The fair values of the pension assets at December 31, 2012 and 2011, by asset category, are as follows:

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$12.3	$12.3	$0.0	$0.0
Equity securities:
- Company stock	81.5	81.5	0.0	0.0
- U.S. equity funds(1)	114.5	103.7	10.8	0.0
- International equity funds(2)	53.4	0.0	53.4	0.0
Fixed income funds(3)	632.8	214.9	417.9	0.0
Real estate fund	1.6	0.0	0.0	1.6
Insurance assets	8.9	0.0	0.0	8.9

Total	$905.0	$412.4	$482.1	$10.5

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$42.9	$42.9	$0.0	$0.0
Equity securities:
- Company stock	52.9	52.9	0.0	0.0
- U.S. equity funds(1)	133.5	128.2	5.3	0.0
- International equity funds(2)	21.2	0.0	21.2	0.0
Fixed income funds(3)	505.3	200.2	305.1	0.0
Real estate fund	2.2	0.0	0.0	2.2
Insurance assets	7.7	0.0	0.0	7.7

Total	$765.7	$424.2	$331.6	$9.9

(1)	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
(2)	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
(3)	Funds which invest in a diversified portfolio of publicly traded government bonds and corporate bonds, approximately 38% and 62%, respectively, as of December 31, 2012, and approximately 38% and 62%, respectively, as of December 31, 2011. There are no restrictions on these investments.

Fair value measurements of plan assets at December 31, 2012, using significant unobservable inputs (Level 3), are as follows:

	Total	Insurance Assets	Real Estate Fund
Balance, beginning of year	$9.9	$7.7	$2.2
Actual return on assets:
Assets held at end of year	0.4	0.3	0.1
Assets sold during the year	0.0	0.0	0.0
Purchases, sales and settlements	(0.6)	0.1	(0.7)
Transfers in/(out)	0.8	0.8	0.0

Balance, end of year	$10.5	$8.9	$1.6

The fair values of the postretirement plan assets at December 31, 2012 and 2011, by asset category, are as follows:

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$3.7	$3.7	$—	$—
Equity funds(1)	11.5	11.5	—	—
Fixed income funds(2)	13.2	13.2	—	—

Total	$28.4	$28.4	$—	$—

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$0.8	$0.8	$—	$—
Equity funds(1)	14.9	14.9	—	—
Fixed income funds(2)	13.1	13.1	—	—

Total	$28.8	$28.8	$—	$—

(1)	Investments in publicly traded funds: 100% invested in an S&P 500 index fund as of December 31, 2012, and 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011.
(2)	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

The following table reflects expected 2013 cash flows for the pension and postretirement benefit plans:

Expected Employer Contributions	Pension Plans	Postretirement Plans
U.S. Plans	$51.8	$10.0
Non-U.S. Plans	$5.6	$0.2

The following table reflects total benefits expected to be paid from the U.S. plans and the non-U.S. plans and/or our assets:

	U.S. Plans		Non-U.S. Plans
Expected Benefit Payments	Pension Plans	Postretirement Plans	Pension Plans	Postretirement Plans
2013	38.7	14.9	5.4	0.2
2014	40.4	15.1	5.2	0.2
2015	42.1	15.1	6.0	0.2
2016	43.7	15.1	5.7	0.3
2017	44.3	14.9	6.0	0.3
2018-2022	248.9	67.6	36.9	1.7

We also sponsor various defined contribution retirement plans in a number of countries, consisting primarily of savings, profit growth and profit sharing plans. Contributions to the savings plans are based on matching a percentage of employees’ contributions. Contributions to the profit growth and profit sharing plans are generally based on our financial performance.

Amounts expensed related to these plans are as follows:

Years ended December 31,	2012	2011	2010
U.S.
Savings Plan	$19.6	$20.5	$21.3
Non-U.S.
Others	$2.9	$2.4	$2.2

In addition to defined benefit pension and defined contribution retirement plans, we sponsor immaterial post-employment plans in a number of countries. Those plans, in certain circumstances, provide salary continuation, disability related benefits, severance pay and continuation of health care coverage during the period after employment but before retirement.

Certain of our benefit plans provide for enhanced benefits in the event of a “change of control” as defined in the plans.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES

15. ACCRUED EXPENSES

Accrued expenses include the following:

December 31,	2012	2011
Employee benefits	$50.9	$34.0
Pension and other postretirement employee benefits	12.1	13.0
Salaries and wages	16.8	10.4
Taxes other than income taxes	8.7	8.5
Environmental	9.7	6.9
Interest, excluding interest on uncertain tax positions	18.0	18.0
Restructuring costs	12.2	0.5
Customer rebates	3.9	5.0
Insurance related accruals	4.0	4.0
All other	37.7	25.8

Total	$174.0	$126.1

COMMON STOCK AND PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
COMMON STOCK AND PREFERRED STOCK

16. COMMON STOCK AND PREFERRED STOCK

We are authorized to issue 150 million shares of common stock with a par value of $.01 per share, of which 44,946,161 shares were outstanding at December 31, 2012. A summary of changes in common stock issued and treasury stock is presented below.

	Common Stock	Treasury Stock
Balance at December 31, 2009	49,316,913	594,134
Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360

Purchase of treasury stock	—	1,455,111
Issuance pursuant to stock option and stock-SARS plan	32,663	(842,746)
Awards of restricted stock	—	(10,683)
Issuance of deferred shares	—	(6,342)

Balance at December 31, 2012	49,618,861	4,672,700

Treasury stock, when reissued, is relieved at the moving average cost of the shares in treasury.

Dividends

During both 2012 and 2011, four quarterly cash dividends of $0.125 per share were declared and paid totaling $22.9 and $24.3, respectively. During 2010, four quarterly cash dividends of $0.0125 per share were declared and paid totaling $2.5.

On January 31, 2013, our Board of Directors declared a quarterly cash dividend of $0.125 per common share, payable on February 25, 2013 to stockholders of record as of February 11, 2013.

Share Repurchases

During 2012, we repurchased 1,455,111 shares of common stock for $99.9 under our stock buyback program. In 2011, we repurchased 4,280,000 shares of our common stock at a total cost of $196.1. As of December 31, 2012, approximately $550.1 remained available from the $650.0 authorization announced on October 9, 2012. Pursuant to our stock buyback program, shares can be repurchased in open market transactions or privately negotiated transactions at our discretion.

OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS	12 Months Ended
Dec. 31, 2012
OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS

17. OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS

We have four reportable business segments: Aerospace Materials, Industrial Materials, In Process Separation, and Additive Technologies. The Aerospace Materials segment principally includes advanced composites, carbon fiber, and structural film adhesives. The Industrial Materials segment includes composite and process materials, primarily for the defense, wind energy, automotive, recreation and other industrial segments. The In Process Separation segment includes mining chemicals and phosphines. The Additive Technologies segment includes polymer additives, specialty additives and formulated resins.

The accounting policies of the reportable segments are the same as those described in Note 1. All intersegment sales prices are cost based. We evaluate the performance of our operating segments primarily based on earnings from operations of the respective segment. As described in Note 4, restructuring costs and impairment charges related to unprofitable sites are not charged to our operating segments consistent with management’s view of its businesses.

Following is selected information in relation to our continuing operations for the periods indicated as revised for all periods presented in accordance with our business segment structure:

	Aerospace Materials	Industrial Materials	In Process Separation	Additive Technologies	Total Segments
2012
Net sales to external customers	$877.1	$176.4	$384.2	$270.4	$1,708.1
Intersegment net sales	0.0	0.0	0.0	0.8	0.8

Total net sales	$877.1	$176.4	$384.2	$271.2	$1,708.9
Earnings from operations	$155.6	$10.7	$91.8	$37.9	$296.0
Percentage of sales	17.7%	6.0%	23.9%	14.0%	17.3%
Total assets	$1,016.6	$520.5	$369.5	$207.4	$2,114.0
Capital expenditures	$68.5	$5.1	$60.4	$11.1	$145.1
Depreciation and amortization	$26.3	$8.4	$16.9	$13.6	$65.2

2011
Net sales to external customers	$722.6	$66.6	$339.5	$287.2	$1,415.9
Intersegment net sales	0.0	0.0	0.0	0.9	0.9

Total net sales	$722.6	$66.6	$339.5	$288.1	$1,416.8
Earnings from operations	$113.8	$11.1	$69.7	$39.4	$234.0
Percentage of sales	15.7%	16.7%	20.5%	13.7%	16.5%
Total assets	$872.5	$46.0	$311.1	$202.6	$1,432.2
Capital expenditures	$34.5	$1.5	$17.6	$16.1	$69.7
Depreciation and amortization	$20.0	$0.9	$14.4	$11.2	$46.5

2010
Net sales to external customers	$606.4	$53.8	$292.2	$271.0	$1,223.4
Intersegment net sales	0.0	0.0	0.0	1.1	1.1

Total net sales	$606.4	$53.8	$292.2	$272.1	$1,224.5
Earnings from operations	$97.0	$10.1	$55.2	$40.3	$202.6
Percentage of sales	16.0%	18.8%	18.9%	14.8%	16.5%
Total assets	$750.9	$39.7	$308.0	$209.7	$1,308.3
Capital expenditures	$52.1	$2.3	$9.7	$9.3	$73.4
Depreciation and amortization	$15.2	$0.6	$13.2	$9.3	$38.3

The following table provides a reconciliation of selected segment information to corresponding amounts contained in our consolidated financial statements:

	2012	2011	2010
Net sales:
Net sales from segments	$1,708.9	$1,416.8	$1,224.5
Elimination of intersegment revenue	(0.8)	(0.9)	(1.1)

Total consolidated net sales	$1,708.1	$1,415.9	$1,223.4

Earnings from operations:
Earnings from segments	$296.0	$234.0	$202.6
Corporate unallocated(1)	(132.4)	(78.5)	(89.1)

Total consolidated earnings from operations	$163.6	$155.5	$113.5

Total assets:
Assets from segments	$2,114.0	$1,432.2	$1,308.3
Other assets(2)	1,808.1	2,104.5	2,365.6

Total consolidated assets	$3,922.1	$3,536.7	$3,673.9

(1)	2012 includes the following net pre-tax charges: restructuring charges of $21.2 for personnel reductions in the Aerospace Materials and Industrial Materials segments and across corporate functions to mitigate continuing costs following the anticipated sale of Coating Resins; charges of $16.7 for recognition in 2012 for the loss on the sale of the Stamford facility sale that occurred in 2011; charges of $8.4 related to costs incurred for the acquisition of Umeco; and accelerated depreciation of $2.5 for the sale-leaseback of our Stamford facility treated as a financing transaction. For 2011, it includes net pre-tax charges of $0.8 for restructuring charges, accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction, charges of $0.6 related to an adjustment to environmental accruals at a certain European site, and a gain on the sale of assets of a certain Latin American subsidiary for $3.3. For 2010, it includes pre-tax charges of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility and pre-tax credits of $0.9 for adjustments of prior year restructuring charges. Corporate and unallocated also included costs previously allocated to the operations of our discontinued Coating Resins segment of $66.5 for 2012, $66.0 for 2011, and $61.4 for 2010. It also included costs previously allocated to the operations of our discontinued Building Block Chemicals segment of $1.0 and $6.3 for 2011 and 2010, respectively.
(2)	At December 31, 2012, 2011, and 2010, this includes cash and cash equivalents of $179.3, $415.8, and $383.3, respectively. At December 31, 2012, includes assets held for sale of $1,472.6; December 31, 2011 and 2010 balances include assets previously allocated to the Coatings business of $1,508.8 and $1,671.9, respectively. 2010 also includes assets held for sale of $164.4 for our former Building Block Chemicals segment.

Operations by Geographic Areas: Net sales to unaffiliated customers presented below are based upon the sales destination, which is consistent with how we manage our businesses. U.S. exports included in net sales are based upon the sales destination and represent direct sales of U.S.-based entities to unaffiliated customers outside of the United States. Identifiable assets are those assets used in our operations in each geographic area. Unallocated assets are primarily cash and cash equivalents, miscellaneous receivables, construction in progress, deferred taxes and the fair values of derivatives.

	2012	2011	2010
Net Sales
United States	$795.0	$686.2	$557.9
Other Americas	188.5	180.6	152.8
Asia / Pacific	212.3	188.8	193.4
Europe, Middle East and Africa	512.3	360.3	319.3

Total	$1,708.1	$1,415.9	$1,223.4

U.S. exports included in net sales above
Other Americas	$83.0	$82.8	$68.0
Asia / Pacific	33.7	40.7	68.4
Europe, Middle East and Africa	103.9	84.0	74.9

Total	$220.6	$207.5	$211.3

Identifiable assets
United States	$1,052.1	$841.7	$926.4
Other Americas	121.9	135.6	134.1
Asia / Pacific	119.2	87.3	33.7
Europe, Middle East and Africa	418.1	69.2	55.8

Total identifiable assets	1,711.3	1,133.8	1,150.0

Equity in net assets of and advances to associated companies	1.7	—	—
Unallocated assets(1)	2,209.1	2,402.9	2,523.9

Total assets	$3,922.1	$3,536.7	$3,673.9

(1)	At December 31, 2012, 2011, and 2010 this includes cash and cash equivalents of $179.3, $415.8, and $383.3, respectively. At December 31, 2012, includes assets held for sale of $1,472.6; December 31, 2011 and 2010 balances include assets previously allocated to the Coatings business of $1,508.8 and $1,671.9, respectively. 2010 also includes assets held for sale of $164.4 for our former Building Block Chemicals segment.

RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2012
RISKS AND UNCERTAINTIES

18. RISKS AND UNCERTAINTIES

Our revenues are largely dependent on the continued operation of our various manufacturing facilities. There are many risks involved in operating chemical manufacturing plants, including the breakdown, failure or substandard performance of equipment, operating errors, natural disasters, the need to comply with directives of, and maintain all necessary permits from, government agencies and potential terrorist attacks. Our operations can be adversely affected by raw material shortages, labor force shortages or work stoppages and events impeding or increasing the cost of transporting our raw materials and finished products. The occurrence of material operational problems, including but not limited to the above events, may have a material adverse effect on the productivity and profitability of a particular manufacturing facility. With respect to certain facilities, such events could have a material effect on our company as a whole.

Our operations are also subject to various hazards incident to the production of industrial chemicals. These include the use, handling, processing, storage and transportation of certain hazardous materials. Under certain circumstances, these hazards could cause personal injury and loss of life, severe damage to and destruction of property and equipment, environmental damage and suspension of operations. Claims arising from any future catastrophic occurrence at one of our locations may result in Cytec being named as a defendant in lawsuits asserting potentially large claims.

Approximately 19%, 18% and 18% of our 2012, 2011 and 2010 net sales, respectively, were to Boeing and its subcontractors, of which 18%, 17%, and 17% related to our Aerospace Materials segment, and 1%, 1%, and 1% related to our Industrial Materials segment. If we were to lose Boeing as a customer it may have an adverse effect on our consolidated results.

We perform ongoing credit evaluations of our customers’ financial condition including an assessment of the impact, if any, of prevailing economic conditions. We generally do not require collateral from our customers. We are exposed to credit losses in the event of nonperformance by counterparties on derivative instruments. The counterparties to these transactions are major financial institutions, which may be adversely affected by events in the global credit markets. However, we consider the risk of default to be minimal. We typically do not require collateral or other security to support potential credit risk.

International operations are subject to various risks which may or may not be present in U.S. operations. These risks include political instability, the possibility of expropriation, restrictions on royalties, dividends and remittances, instabilities of currencies, requirements for governmental approvals for new ventures and local participation in operations such as local equity ownership and workers’ councils. Currency fluctuations between the USD and the currencies in which we do business have caused and will continue to cause foreign currency transaction gains and losses, which may be material. While we do not currently believe that we are likely to suffer a material adverse effect on our results of operations in connection with our existing international operations, any of these events could have an adverse effect on our international operations in the future by reducing the demand for our products, affecting the prices at which we can sell our products or otherwise having an adverse effect on our operating performance.

QUARTERLY DATA	12 Months Ended
Dec. 31, 2012
QUARTERLY DATA

QUARTERLY DATA (UNAUDITED)

(Dollars in millions, except per share amounts)	1Q	2Q	3Q	4Q	Year
2012
Net sales	$378.1	$404.0	$455.4	$470.7	$1,708.1
Gross profit(1)	125.2	130.2	134.6	136.6	526.6
Net earnings attributable to Cytec Industries Inc.	53.1	35.7	53.3	45.8	188.0
Earnings per common share attributable to Cytec Industries Inc.:
Basic net earnings per share(2)	$1.16	$0.77	$1.15	$1.01	$4.08
Diluted net earnings per share(2)	$1.14	$0.76	$1.13	$0.99	$4.02

2011
Net sales	$335.7	$347.3	$363.4	$369.5	$1,415.9
Gross profit(1)	96.3	103.2	107.4	116.9	423.7
Net earnings attributable to Cytec Industries Inc.	83.2	35.1	47.9	41.6	207.8
Earnings per common share attributable to Cytec Industries Inc.:
Basic net earnings per share(2)	$1.68	$0.71	$0.99	$0.89	$4.29
Diluted net earnings per share(2)	$1.66	$0.70	$0.98	$0.88	$4.24

(1)	Gross profit is derived by subtracting manufacturing cost of sales from net sales.
(2)	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2012, 2011 and 2010 (in millions)

Description	Balance 12/31/2011	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)		Balance 12/31/2012
Reserves deducted from related assets:
Doubtful accounts receivable—continuing operations	$1.3	$4.6	$(1.2	)(1)	$4.7
Deferred tax asset valuation allowance	$21.2	$(1.2)	$1.0	(2)	$21.0
Environmental accruals	$69.4	$1.6	$(2.9	)(3)	$68.1

(1)	Principally bad debt write-offs and recoveries.
(2)	Valuation allowances inherited as part of Umeco acquisition.
(3)	Environmental remediation spending of $3.9, favorable exchange impact of $0.4, and acquired Umeco accruals of $0.7.

Description	Balance 12/31/2010	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)		Balance 12/31/2011
Reserves deducted from related assets:
Doubtful accounts receivable—continuing operations	$0.5	$0.8	$0.0		$1.3
Deferred tax asset valuation allowance	$21.6	$(0.4)	$0.0		$21.2
Environmental accruals	$64.7	$8.7	$(4.0	)(1)	$69.4

(1)	Environmental remediation spending of $3.9 and unfavorable exchange impact of $0.1.

Description	Balance 12/31/2009	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)		Balance 12/31/2010
Reserves deducted from related assets:
Doubtful accounts receivable—continuing operations	$1.2	$0.0	$(0.7	)(1)	$0.5
Deferred tax asset valuation allowance	$25.1	$(3.5)	$0.0		$21.6
Environmental accruals	$60.8	$8.2	$(4.3	)(2)	$64.7

(1)	Principally bad debt write-offs and recoveries.
(2)	Environmental remediation spending of $4.6 and favorable exchange impact of $0.3.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Business and Consolidation Policy

A. Nature of Business and Consolidation Policy: We are a global specialty materials and chemicals company focused on developing, manufacturing and selling value-added products. Our products serve a diverse range of end markets including aerospace and industrial materials, mining and plastics. We use our technology and application development expertise to create chemical and material solutions that are formulated to perform specific and important functions for our customers. We operate on a global basis with 49% of our 2012 revenues in North America, 30% in Europe, Middle East, and Africa, 13% in Asia-Pacific and 8% in Latin America. We have manufacturing and research facilities located in 15 countries excluding Coating Resins. When including our Coating Resins facilities the total increases to 19 countries. The consolidated financial statements include the accounts of Cytec Industries Inc. and our subsidiaries on a consolidated basis. The footnotes relate to continuing operations except where noted otherwise. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associated companies that we do not control, but for which we have the ability to exercise significant influence on operating and financial policy.

Inventories	B. Inventories: Inventories are stated at the lower of cost or market. We determine cost using the first-in, first-out method.
Currency Translation

C. Currency Translation: Operations in our international subsidiaries are recorded in local currencies which are also the functional currencies for financial reporting purposes. The results of operations for our international subsidiaries are translated from local currencies into U.S. dollars (“USD”) using the average currency rate during each period which approximates the results that would be obtained using actual currency rates on the dates of individual transactions. Assets and liabilities are translated using currency rates at the end of the period with translation adjustments recorded in accumulated translation adjustments and recognized as a component of accumulated other comprehensive income (“OCI”). Gains and losses on foreign currency transactions, which represent the translation of transactions denominated in currencies other than the functional currency of the impacted legal entity, are recorded as incurred in other expense, net.

Depreciation

D. Depreciation: Depreciation is provided on a straight line basis over the estimated useful lives of the assets. When these assets are retired or disposed of, the net book value of assets are removed from the consolidated balance sheet and the net gain or loss is included in the determination of earnings from operations. Effective January 1, 2012, we changed our method of depreciation for the majority of our North American fixed assets from straight line composite depreciation to straight line by individual asset. We believe that the straight line depreciation method for individual assets is preferable to the composite method because it is a more precise method of allocating historical cost and results in a consistent depreciation policy for all of our locations. We also revised our estimates of useful lives. See Note 9 for further discussion regarding our changes in depreciation and the effective date of our changes. When depreciable assets under the straight line composite method were sold or otherwise retired from service, unless a major change in the composition of an asset class had occurred, their costs plus demolition costs less amounts realized on sale or salvage were charged or credited to the accumulated depreciation account.

Expenditures for maintenance and repairs are charged to current operating expenses. Acquisitions, additions and betterments, either to provide necessary capacity, improve the efficiency of production units, modernize or replace older facilities or to install equipment for protection of the environment, are capitalized. We capitalize interest costs incurred during the period of construction of plants and equipment.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

E. Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of: Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income. Assets to be disposed of are reported at the lower of the carrying amount or fair value less the costs to sell.

Goodwill and Intangible Assets

F. Goodwill and Intangible Assets: We have defined our reportable segments as our reporting units for our goodwill accounting. We test goodwill for impairment on an annual basis as of October 1st and more often if events occur or circumstances change that would likely reduce the fair value of a reporting unit to an amount below its carrying value. When necessary, we record charges for goodwill impairments for the amount by which the implied fair value of goodwill is less than its carrying value.

For our 2012 goodwill impairment test, we applied the provision of Accounting Standards Update (“ASU”) No. 2011-08, Intangibles – Goodwill and Other, issued by the Financial Accounting Standards Board (“FASB”), that allows us to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (i.e. – greater than 50% probability) that the fair value of the reporting unit is less than its carrying amount. If, after assessing the totality of the facts and circumstances, we determine it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test, described below, is unnecessary. If we determined otherwise, we would be required to perform the two-step goodwill impairment test. For our qualitative assessment of the reporting unit, we consider all relevant facts and circumstances, including the excess fair value from the most recent fair value calculation; circumstances that could cause significant changes to the most recent carrying value calculation; the overall financial performance of the reporting unit compared to previous projections; the estimated financial performance projected in the near and long term, such as EBITDA and cash flows; industry and market conditions, including overall market-multiple metrics, competitive environment and demand for our products; overall macroeconomic conditions including our ability to access capital; and changes in management, key personnel or strategy for the reporting unit. More weight is placed on events or circumstances that most affect a reporting unit’s fair value or carrying amount of its net assets.

If we determined that we were required to perform the two-step goodwill impairment test, it begins by comparing the reporting unit’s fair value to its carrying value. We initially use a market multiple approach (1A) to estimate a range of fair values by reporting unit, and then use a discounted cash flow approach (1B) if the market multiple approach indicates that a potential impairment might exist to refine and reaffirm the results of the first test. Due to the cyclical nature of our reporting units, market multiple values are determined utilizing a three-year average of EBITDA. The three-year period is comprised of the prior year, current year and one year of projected amounts. If the reporting unit’s estimated fair value at the low end of the range is close to, in our judgment, or below the reporting unit’s carrying value, we refine the calculation using discounted cash flows to calculate a point estimate of the reporting unit’s fair value, as opposed to a range. If the discounted cash flow approach yields a fair value estimate less than the reporting unit’s carrying value, we would proceed to step two of the impairment test which is used to measure the amount of the impairment loss. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of this second step would then be compared to the carrying amount of the goodwill and an impairment charge would be recorded for the difference.

Intangible assets are amortized on a straight line basis over their respective estimated useful lives. Intangible assets with determinable useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income.

Cash and Cash Equivalents	G. Cash and Cash Equivalents: Securities with maturities of three months or less when purchased are considered to be cash equivalents.
Financial Instruments

H. Financial Instruments: Certain financial instruments are recorded at cost which approximates fair value such as cash and cash equivalents, receivables, certain other assets, accounts payable, and certain other liabilities. Fair values are determined through a combination of management estimates and information obtained from third parties using the latest available market data. Long-term debt is carried at amortized cost.

Derivative Instruments and Hedging Activities

I. Derivative Instruments and Hedging Activities: We use derivative instruments in accordance with our established policies to manage exposure to fluctuations in currency rates, interest rates, and, at times, certain commodity costs. We do not hold or issue derivative financial instruments for trading or speculative purposes. We enter into financial instrument transactions with either major financial institutions or highly-rated counterparties and make reasonable attempts to diversify transactions among counterparties, thereby limiting exposure to credit-related and performance-related risks.

Foreign Currency Risk: We use currency forward contracts and have used cross currency swaps to manage our exposure to fluctuations in currency rates on third party and intercompany transactions denominated in currencies other than the functional currency of the legal entity. We hedge such exposures with currency forward contracts and, until recently, cross currency swaps denominated in the same currency and with similar terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value or cash flows of the hedged item or transaction. All derivative contracts used to manage foreign currency risk are measured at fair value and reported as assets or liabilities on the balance sheet. Changes in fair value are reported in earnings or deferred, depending on the nature and effectiveness of the hedging relationship. Ineffectiveness, if any, in a hedging relationship is recognized immediately into earnings. If the hedging relationship is not highly effective in generating offsetting cash flows or changes in fair value, we recognize the change in the fair value of the currency forward contract in other expense, net.

Commodity Price Risk: From time to time and through June 2011, we have used natural gas forward purchase contracts to hedge a portion of our utility requirements at certain of our North American manufacturing facilities. When used, these forward contracts, which were highly effective at achieving offsetting cash flows of the underlying natural gas purchases, were designated as cash flow hedges and were reported on the consolidated balance sheets at fair value, with the effective portion of the hedged item included in accumulated other comprehensive income/(loss) on an after-tax basis. Gains and losses were reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affected earnings. If the derivative was no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other expense, net. Any ineffectiveness was recognized in other expense, net in the current period. If the hedging relationship was terminated, we continued to defer the related gain or loss in accumulated other comprehensive income and included it as a component of the cost of the underlying hedged item. If the forecasted transaction was no longer likely to occur, we recognized the related gain or loss in other expense, net in that period. We did not terminate any hedges during 2011 and 2010. All hedged transactions that were forecasted to occur in 2011 and 2010 occurred as forecasted, and we did not hedge any new items in 2012. Ineffectiveness during these years was insignificant. The fair values of all of these instruments were based on a readily available published index for commodity prices.

Environmental and Other Contingent Liabilities

J. Environmental and Other Contingent Liabilities: Accruals for environmental remediation, maintenance and operating costs directly related to remediation, and other contingent liabilities are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Accruals for environmental liabilities and other contingent liabilities are recorded as other liabilities with amounts expected to be paid out in the next twelve months classified as accrued expenses at undiscounted amounts.

Insurance/Self-Insurance

Insurance/Self-Insurance

It is our practice to conduct an analysis of our self-insured and insured contingent liabilities annually and whenever circumstances change significantly. Included in these liabilities are workers’ compensation, product liability and toxic tort claims.

Probable insurance recoveries for past and future indemnity costs are recorded in other receivables, to the extent collection is reasonably assured within the next twelve months, and longer term receivables are included in other assets at our best estimate of the ultimate expected receipts at undiscounted amounts. Defense and processing costs are expensed as incurred. Probable insurance recoveries for defense and processing costs are recognized only as actual costs are incurred.

Asset Retirement Obligations

Asset Retirement Obligations

We recognize the fair value of the liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability we recognize a gain or loss on settlement.

Income Taxes

K. Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. If repatriation of the undistributed income of our international subsidiaries and associated companies is anticipated then income taxes are provided for such earnings.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities. We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income.

Postretirement Benefits

L. Postretirement Benefits: Costs of postretirement benefits are recognized as employees render the services necessary to earn the related benefits. We recognize an asset or liability for the overfunded or underfunded status of postretirement plans that we sponsor. Additionally, we record all unrecognized prior service costs and credits, unrecognized actuarial gains and losses and any unrecognized transition obligations or assets in accumulated other comprehensive income. Such amounts are reclassified into earnings as components of net periodic benefit cost/income pursuant to the recognition and amortization provisions of the current applicable accounting literature. Finally, we measure plan assets and benefit obligations as of the date of the employer’s statement of financial position.

Revenue Recognition

M. Revenue Recognition: We recognize revenue when persuasive evidence of an arrangement exists, the selling price is fixed or determinable, collection is reasonably assured and title and risk of loss has passed to our customers. Customer rebates are estimated and recognized as a reduction of sales as such rebates are being earned.

Stock-Based Compensation

N. Stock-Based Compensation: We recognize our share-based compensation cost in an amount equal to the fair value of share-based payments and estimate a forfeiture rate for all share-based awards. We monitor share option exercise and employee termination patterns to estimate forfeiture rates within the valuation model.

Use of Estimates

O. Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions. These estimates or assumptions affect the reported amounts and disclosures. For example, estimates are used when accounting for allowance for doubtful accounts, inventory valuations, useful lives of tangible and intangible assets, recoverability of goodwill, accrued expenses, environmental and other contingent liabilities, pension and other postretirement benefits, income tax valuation allowances and assumptions utilized in determining share-based compensation. Actual results could differ from these estimates. Accounting estimates require the use of judgment regarding uncertain future events and their related effects and, accordingly, may change as additional information is obtained.

Recently Adopted Accounting Pronouncements

P. Recently Adopted Accounting Pronouncements: In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of fair value measurement, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements. On January 1, 2012, we adopted these amendments on a prospective basis and there was no impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, which requires entities to present items of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive, statements of net income and other comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 was subsequently amended by ASU No. 2011-12, which deferred the requirement for companies to present reclassification adjustments for each component of accumulated other comprehensive income in both other comprehensive income and net income on the face of the financial statements. On January 1, 2012, we adopted the effective portions of ASU No. 2011-05, which are reflected in these financial statements.

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Preliminary Estimated Fair Values of Assets Acquired and Liabilities

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date. We are in the process of finalizing the valuation of certain assets acquired and liabilities assumed; thus, the amounts below are subject to change until finalized.

Cash	$3.0
Trade receivables	65.2
Inventories	58.2
Other current assets	26.1
Plants, equipment and facilities	67.9
Amortizable intangible assets	175.2
Goodwill	184.4
Deferred tax assets	0.4
Other non-current assets	5.3
Deferred tax liabilities	(52.5)
Other current and non-current liabilities	(109.4)

Total acquisition consideration allocation	$423.8

Schedule of Estimated Fair Value of Intangible Assets

Intangible assets include the following:

	Estimated Fair Value	Remaining Useful Lives (Years)
Customer relationships	$141.9	16
Technology—Structural Materials: Aerospace & Defense	$14.3	21
Technology—Structural Materials: Other industries	$9.2	6
Trademarks and trade names	$9.8	8

Unaudited Pro Forma Consolidated Results of Operations

The following table reflects the unaudited pro forma consolidated results of operations as if the acquisition had taken place on January 1, 2011:

Years Ended December 31	2012	2011
Net revenue	$1,896.2	$1,784.2
Net income attributable to Cytec	$112.1	$98.5
Diluted earnings per share from continuing operations	$2.40	$2.01

Schedule of Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the final assigned fair values of the assets acquired and liabilities assumed as of March 30, 2012:

Inventories	$1.1
Other current assets	0.4
Plants, equipment and facility	6.5
Identifiable intangibles	1.2
Goodwill	20.8
Other, net	0.2

Total purchase price	$30.2

DISCONTINUED OPERATIONS AND OTHER DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activities in Consolidated Statements of Income for Discontinued Operations

The following table displays summarized activity in our condensed consolidated statements of operations for discontinued operations during the years ended December 31, 2012, 2011, and 2010.

Years ended December 31,	2012		2011			2010
	Coatings	Total	Coatings	BBC	Total	Coatings	BBC	Total
Net sales	$1,487.4	$1,487.4	$1,657.1	$96.2	$1,753.3	$1,524.9	$599.7	$2,124.6

Earnings from operations of discontinued businesses before income taxes(1)(3)	$183.3	$183.3	$118.9	$10.0	$128.9	$121.8	$44.3	$166.1
Income tax expense on operations(2)(3)	(70.7)	(70.7)	(36.5)	(2.1)	(38.6)	(44.0)	(14.0)	(58.0)
Gain on sale of discontinued operations	21.3	21.3	0.0	55.3	55.3	0.0	0.0	0.0
Income tax expense on gain on sale	(12.7)	(12.7)	0.0	(20.7)	(20.7)	0.0	0.0	0.0
Adjust to fair value, less cost to sell	(28.7)	(28.7)	0.0	0.0	0.0	0.0	0.0	0.0
Income tax benefit on adjustment	3.5	3.5	0.0	0.0	0.0	0.0	0.0	0.0

Earnings from discontinued operations, net of tax	$96.0	$96.0	$82.4	$42.5	$124.9	$77.8	$30.3	$108.1

(1)	Included in earnings of discontinued operations before income tax expenses for the year ended December 31, 2012 were expenses of $23.4 related to the Coating Resins sale process. For the years ending December 31, 2012, 2011, and 2010, includes net restructuring charges of $1.6, $20.8, and $3.2, respectively, and environmental charges (credits) of $1.7, ($4.5), ad $4.7, respectively.
(2)	Income tax expense on discontinued operations for the year ended December 31, 2012 includes a $7.6 of tax expense on estimated unrepatriated earnings of international subsidiaries from the anticipated sale of Coating Resins.
(3)	The assets and liabilities of the Coating Resins Segment were reclassified to held-for-sale effective June 30, 2012. Accordingly, depreciation and amortization were no longer recorded on these assets beginning July 1, 2012.

Summary of Assets and Liabilities Held for Sale

The following table displays a summary of the assets and liabilities held for sale as of December 31, 2012 and 2011.

December 31,	2012	2011
Assets
Trade accounts receivable, net	$192.5	$212.4
Inventories, net	196.1	187.8
Other current assets	22.2	24.5
Plants, equipment and facilities, net	432.7	389.8
Acquisition intangibles, net	252.9	291.2
Goodwill, net	323.1	361.2
Other assets	53.1	51.9

	$1,472.6	$1,518.8

December 31,	2012	2011
Liabilities
Accounts payable	$164.5	$162.7
Accrued liabilities	100.8	88.1
Pension and other postretirement benefits	88.0	60.4
Deferred income taxes	51.8	37.1
Other liabilities	59.1	62.8

	$464.2	$411.1

Net assets held for sale	$1,008.4	$1,107.7

RESTRUCTURING OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Pre-Tax Restructuring Charges (Credits) in Consolidated Statements of Income

Aggregate pre-tax restructuring charges (credits) included in the consolidated statements of income were recorded by line item as follows:

	2012	2011	2010
Manufacturing cost of sales	$3.5	$0.9	$5.3
Selling and technical services	3.1	—	(0.1)
Research and process development	0.5	—	(0.1)
Administrative and general	14.1	(0.1)	(0.6)

Total	$21.2	$0.8	$4.5

Components of Restructuring Initiatives

The remaining reserve at December 31, 2012 of $0.1 relating to 2009 restructuring initiatives is expected to be paid through 2014.

Restructuring Initiatives:	2009	2010		2011	2012	Total
Balance December 31, 2009	$4.6	$0.0		$0.0	$0.0	$4.6

2010 charges (credits)	(1.0)	5.5		0.0	0.0	4.5
Non-cash items	(0.1)	(1.7	)(1)	0.0	0.0	(1.8)
Cash payments	(2.0)	(2.3)		0.0	0.0	(4.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2010	$1.5	$1.5		$0.0	$0.0	$3.0

2011 charges (credits)	(0.3)	1.1		0.0	0.0	0.8
Non-cash items	0.0	0.0		0.0	0.0	0.0
Cash payments	(1.0)	(2.3)		0.0	0.0	(3.3)
Currency translation adjustments	0.0	0.0		0.0	0.0	0.0

Balance December 31, 2011	$0.2	$0.3		$0.0	$0.0	$0.5

2012 charges (credits)	0.1	(0.2)		0.0	21.3	21.2
Non-cash items	0.0	0.0		0.0	(0.1)	(0.1)
Cash payments	(0.2)	(0.1)		0.0	(8.3)	(8.6)
Currency translation adjustments	0.0	0.0		0.0	0.3	0.3

Balance December 31, 2012	$0.1	$0.0		$0.0	$13.2	$13.3

(1)	Represents write-offs of related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility.

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Weighted Average Assumptions Used

The weighted average assumptions for the years ended December 31, 2012, 2011, and 2010 are noted in the following table:

	2012	2011	2010
Expected life (years)	6.2	6.2	6.1
Expected volatility	41.9%	40.0%	43.3%
Expected dividend yield	1.01%	1.04%	0.19%
Risk-free interest rate	2.11%	3.36%	3.75%
Weighted-average fair value per option	$19.91	$20.83	$16.73

Summary of Stock Options and Stock-Settled SARS Activity

A summary of stock options and stock-settled SARS activity for the year ended December 31, 2012 is presented below:

Options and Stock-Settled SARS Activity:(1)	Number of Units	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	3,305,399	$42.71
Granted	470,809	50.33
Exercised	(1,033,941)	36.81
Forfeited	(69,537)	47.47

Outstanding at December 31, 2012	2,672,730	$46.22	5.7	$60.4

Exercisable at December 31, 2012	1,849,254	$45.22	4.5	$43.7

(1)	Options and stock-settled SARS in the table above include awards to all recipients, including those who are part of discontinued businesses.

Summary of Non-Vested Stock and Non-Vested Stock Units

A summary of non-vested stock and non-vested stock units for the year ended December 31, 2012 is presented below:

Non-vested Stock and Stock Units:(1)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Nonvested at January 1, 2012	180,930	$40.40
Granted	77,822	50.79
Vested	(45,463)	18.67
Forfeited	(9,432)	46.84

Nonvested at December 31, 2012	203,857	$47.75

(1)	Non-vested stock and stock units in the table above include awards to all recipients, including those who are part of discontinued businesses.

EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2012, 2011, and 2010 (in thousands, except net earnings in millions and per share amounts):

Years Ended December 31,	2012	2011	2010
Numerator:
Earnings from continuing operations	$94.1	$86.0	$67.0
Earnings from discontinued operations, net of tax	93.9	121.8	105.3

Net earnings attributable to Cytec Industries Inc.	$188.0	$207.8	$172.3

Denominator:
Weighted average shares outstanding	46,034	48,449	49,339
Effect of dilutive shares:
Options and stock-settled SARS	623	466	472
Non-vested shares and units	129	88	54

Diluted average shares outstanding	46,786	49,003	49,865

Basic earnings per common share:
Earnings from continuing operations	$2.04	$1.78	$1.36
Earnings from discontinued operations	2.04	2.51	2.13

Net earnings per common share attributable to Cytec Industries Inc.	$4.08	$4.29	$3.49

Diluted earnings per common share:
Earnings from continuing operations	$2.01	$1.75	$1.35
Earnings from discontinued operations	2.01	2.49	2.11

Net earnings per common share attributable to Cytec Industries Inc.	$4.02	$4.24	$3.46

Anti-Dilutive Shares/Units

The following table sets forth the anti-dilutive shares/units excluded from the above calculations because their inclusion would have had an anti-dilutive effect on earnings per share (in thousands):

Years ended December 31,	2012	2011	2010
Options	250	852	285
Stock-settled SARS	0	1,138	862
Non-vested shares and units	0	0	0

Total	250	1,990	1,147

DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Notional Amounts of Forward Contracts Outstanding

At December 31, 2012 and 2011, the currency and net notional amounts of forward contracts outstanding translated into USD equivalent amounts were as follows:

December 31, 2012	Buy
Sell	U.S. Dollar	Euro	Canadian Dollar	Australian Dollar	Thai Baht	Chilean Peso	Mexican Peso	Malaysian Ringgit	Colombian Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$73.3	$66.9	0.0	$8.7	$20.2	$17.3	$3.0	$1.0	$0.1	0.0
Euro	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	$1.6
Pound Sterling	0.0	$152.9	0.0	$46.6	$15.5	0.0	0.0	0.0	0.0	0.0	0.0
Chinese Yuan	$20.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Brazilian Real	$3.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Japanese Yen	$0.3	$7.7	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

December 31, 2011	Buy
Sell	U.S. Dollar	Euro	Chilean Peso	Canadian Dollar	Australian Dollar	Thai Baht	Mexican Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$48.3	$21.8	$21.7	$18.0	$15.0	$11.5	$5.5	$0.9
Brazilian Real	$8.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$51.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Others	0.0	$0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Impact of Derivative Instruments on Consolidated Balance Sheets

The following tables summarize the impact of derivative instruments on our consolidated balance sheets and consolidated statements of income:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Cross currency swaps	Other current assets	$—	Other current assets	$0.3	Other noncurrent liabilities	$—	Other noncurrent liabilities	$13.5
Foreign currency forwards					Accrued expenses	—	Accrued expenses	0.1

Total derivatives designated as hedging instruments:		$—		$0.3		$—		$13.6

Derivatives not designated as hedging instruments:
Foreign currency forwards	Other current assets	3.2	Other current assets	0.3	Accrued expenses	1.5	Accrued expenses	2.7

Total derivatives not designated as hedging instruments:		$3.2		$0.3		$1.5		$2.7

Total derivatives		$3.2		$0.6		$1.5		$16.3

Summary of Derivative Hedges Gains (Losses) Recognized in Statement of Income

The following tables summarize the amounts and locations of our hedging derivatives’ gains or (losses) recognized for the years ended December 31, 2012 and 2011:

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Natural gas forwards	$0.0	$0.0	Manufacturing cost of sales	$0.0	$(2.1)		$0.0	$0.0
Foreign currency forwards	—	(0.1)	Other expense, net	(0.1)	0.0		—	0.0

Total	$—	$(0.1)		$(0.1)	$(2.1)		$—	$—

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Net Investment Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Cross currency swaps	$7.8	$3.3		$—	$—		$—	$—

Amount and Location of Gains (Losses) for Derivatives not Designated as Hedges

The following table summarizes the amount and location of gains or (losses) recognized in income for our derivatives not designated as hedges for the years ended December 31, 2012, and 2011:

Derivatives not Designated as Hedging Instruments:	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2012	2011
Foreign currency forwards	Other expense, net	$0.2	$(4.1)

Total		$0.2	$(4.1)

Derivative Instruments Measured at Fair Value

A summary of the fair value measurements for each major category of derivatives at December 31, 2012 is outlined in the table below:

Description	Significant Other Observable Inputs (Level 2)
Currency forwards	$1.7

Total	$1.7

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Inventories	Inventories consisted of the following:

December 31,	2012	2011
Finished goods	$175.4	$121.9
Work in progress	12.0	6.8
Raw materials and supplies	79.8	57.8

Total inventories	$267.2	$186.5

PLANTS, EQUIPMENT AND FACILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Plants, Equipment and Facilities, at Cost

December 31,	2012	2011
Land and land improvements	$25.2	$21.0
Buildings	188.9	196.3
Machinery and equipment	795.0	671.0
Construction in progress	301.3	221.5

Plants, equipment and facilities, at cost	$1,310.4	$1,109.8

Summary of Depreciable Lives of Assets

Following are the depreciable lives for our assets under the composite and straight line methods:

	2012	Prior To 2012
Category	Straight Line Depreciation	Composite Depreciation	Straight Line Depreciation
Buildings	10-38 years	31 years	20-33 years
Machinery and equipment	5-30 years	5-18 years	3-15 years

GOODWILL AND OTHER ACQUISITION INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Activity in Goodwill Balances for Each Segment

Following are the changes in goodwill by segment.

	Aerospace Materials	Industrial Materials	In Process Separation	Additive Technologies	Total
Balance, December 31, 2010:
Goodwill	$219.7	$14.5	$54.7	$27.8	$316.7
Currency exchange:	(0.2)	—	(2.0)	—	(2.2)

Balance, December 31, 2011:
Goodwill	219.5	14.5	52.7	27.8	314.5
2012 Acquisitions	17.0	167.4	20.8	—	205.2
Currency exchange:	0.6	4.9	0.1	—	5.6

Balance, December 31, 2012:
Goodwill	$237.1	$186.8	$73.6	$27.8	$525.3

Other Acquisition Intangibles

Other acquisition intangibles consisted of the following major classes:

	Weighted Average Useful Life (years)	Gross Carrying Value		Accumulated Amortization		Net Carrying Value
December 31,	2012	2012	2011	2012	2011	2012	2011
Technology-based	14.5	$48.6	$23.0	$(20.6)	$(17.7)	$28.0	$5.3
Marketing-related	10.0	15.1	5.0	(5.2)	(4.3)	9.9	0.7
Customer-related	15.8	163.9	18.9	(18.1)	(12.7)	145.8	6.2

Total		$227.6	$46.9	$(43.9)	$(34.7)	$183.7	$12.2

Estimated Future Amortization Expense for Next Five Years

Assuming no change in the gross carrying amount of acquisition intangibles and that the 2012 average exchange rates remain constant, the estimated future amortization expense for the next five years is as follows:

	2013	2014	2015	2016	2017
Intangibles Amortization Expense	$15.2	$14.8	$14.7	$14.5	$13.5

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Long-Term Debt

Long-term debt, including the current portion, consisted of the following:

	December 31,
	2012		2011
	Face	Carrying Value	Face	Carrying Value
Five-Year Revolving Credit Line Due June 2016	$62.0	$62.0	$0.0	$0.0
4.6% Notes Due July 1, 2013	135.2	135.3	135.2	135.4
6.0% Notes Due October 1, 2015	249.6	249.4	250.0	249.8
8.95% Notes Due July 1, 2017	249.4	249.0	250.0	249.5
Other	8.9	7.8	1.2	1.2

Total Debt	$705.1	$703.5	$636.4	$635.9
Less: current portion	(136.0)	(136.1)	—	—

Long-term Debt, Total	$569.1	$567.4	$636.4	$635.9

Maturities Of Long-Term Debt	Maturities of long-term debt for the next five years and thereafter are as follows:

	2013	2014	2015	2016	2017	Thereafter	Total
Long-term debt	$136.1	$0.4	$249.4	$62.6	$249.0	$6.0	$703.5

ENVIRONMENTAL, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Asset Retirement Obligation

A summary of the changes in the asset retirement obligation for the years ended December 31, 2012 and 2011 is presented below:

Asset retirement obligation as of December 31, 2010	$20.0

Liabilities incurred	—
Liabilities settled	(0.5)
Accretion expense	1.2
Revision in estimated cash flows	0.1
Currency exchange	(0.1)

Asset retirement obligation as of December 31, 2011	$20.7

Liabilities incurred	—
Liabilities settled	(1.5)
Accretion expense	1.0
Revision in estimated cash flows	(4.4)
Currency exchange	0.1

Asset retirement obligation as of December 31, 2012	$15.9

Number of Claimants Involved in Asbestos Claims

The following table presents information about asbestos claims activity:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100

Number of claimants at end of period	8,000	8,000

Estimated Future Minimum Rental Expenses

Estimated future minimum rental expenses under property and equipment leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012 are:

Year	Operating Leases	Capital Lease	Total Leases
2013	9.6	2.8	12.4
2014	7.6	2.9	10.5
2015	6.2	3.0	9.2
2016	5.4	3.1	8.5
2017	4.4	3.3	7.7
Thereafter	6.5	2.5	9.0

Total minimum lease payments	$39.7	$17.6	$57.3

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Provision Based On Earnings From Continuing Operations Before Income Taxes

Years ended December 31,	2012	2011	2010
U.S.	$46.6	$52.4	$27.3
Non-U.S.	84.8	61.9	46.3

Total	$131.4	$114.3	$73.6

Components Of Income Tax Provision

Years ended December 31,	2012	2011	2010
Current:
U.S. Federal	$32.4	$(4.6)	$1.4
Non-U.S.	32.8	23.6	12.6
Other, principally state	1.9	1.2	1.3

Total	$67.1	$20.2	$15.3

Years ended December 31,	2012	2011	2010
Deferred:
U.S. Federal	$(16.9)	$22.3	$12.2
Non-U.S.	(12.3)	(16.1)	(20.4)
Other, principally state	(0.6)	1.9	(0.5)

Total	$(29.8)	$8.1	$(8.7)

Total income tax provision	$37.3	$28.3	$6.6

Reconciliation Of Effective Tax Rate To The U.S. Federal Income Tax Rate

Years ended December 31,	2012	2011	2010
Federal income tax rate	35.0%	35.0%	35.0%
Research and development credit	0.0%	(1.3%)	(2.0%)
Income subject to other than the federal income tax rate	(8.8%)	(8.3%)	(14.5%)
Tax expense on unrepatriated earnings of international subsidiaries	5.7%	0.0%	0.0%
Change in tax rates	0.4%	(1.8%)	0.5%
State taxes, net of federal benefits	1.5%	1.4%	(0.3%)
Valuation allowance	0.1%	(1.2%)	(21.7%)
Tax law change	0.0%	0.0%	11.3%
Favorable resolution of prior year audits	(6.7%)	0.0%	(1.4%)
Other charges, net	1.2%	0.9%	2.1%

Effective tax rate	28.4%	24.7%	9.0%

Deferred Tax Asset And Liabilities

December 31,	2012	2011
Deferred tax assets:
Allowance for bad debts	$0.5	$2.2
Self insurance accruals	17.9	19.4
Operating accruals	10.2	5.6
Environmental accruals	26.0	27.3
Pension and postretirement benefit liabilities	102.7	107.8
Employee benefit accruals	36.0	32.2
Tax credit carry forwards	44.9	25.6
Net operating losses	19.7	19.4
Inventory	3.1	1.6
Other	0.0	3.3

Gross deferred tax assets	$261.0	$244.4
Valuation allowance	(21.0)	(21.2)

Total net deferred tax assets	$240.0	$223.2

Deferred tax liabilities:
Plants, equipment and facilities	(97.8)	(110.7)
Insurance receivables	(7.5)	(8.1)
Intangibles	(150.4)	(94.2)
Other	(9.1)	(0.8)

Gross deferred tax liabilities	$(264.8)	$(213.8)

Net deferred tax assets/(liabilities)	$(24.8)	$9.4

Roll-Forward Of Unrecognized Tax Benefits

	2012	2011
Balance as of beginning of the year	$26.3	$25.7
Increase due to Umeco Acquisition	11.1	0.0
Increase due to tax positions related to current periods	1.2	1.0
Increase due to tax positions related to prior periods	0.2	0.0
Decrease due to tax positions related to prior periods	(15.6)	(0.3)
Decrease due to lapse of Statute of Limitations	(2.3)	0.0
Settlements	(1.6)	0.0
Foreign exchange	0.4	(0.1)

Balance as of the end of the year	$19.7	$26.3

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Components of Net Periodic Benefit Cost

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Net periodic costs:
Service cost	$6.0	$5.1	$5.8	$1.1	$1.0	$1.2
Interest cost	41.5	42.3	41.7	8.4	11.9	11.5
Expected return on plan assets	(49.3)	(48.1)	(44.7)	(2.1)	(2.9)	(3.6)
Net amortization	27.2	20.8	17.8	0.2	(5.7)	(10.0)
Curtailment/Settlement	0.7	1.3	0.8	0.0	(1.1)	0.0

Net periodic expense (credit)	$26.1	$21.4	$21.4	$7.6	$3.2	$(0.9)

Weighted-average assumptions used to determine net periodic costs, during the year
Discount rate	4.7%	5.4%	5.8%	4.3%	5.0%	5.4%
Expected return on plan assets	6.6%	7.2%	7.3%	6.75%	7.0%	7.25%
Rate of compensation increase	2.5%-4.5%	2.5%-4.5%	2.5%-10%	—	—	—
Weighted-average assumptions used to determine benefit obligations, end of the year
Discount rate	4.0%	4.7%	5.4%	3.5%	4.3%	5.0%
Rate of compensation increase	2.5%-4.5%	2.5%-4.5%	2.5%-10%	—	—	—

Changes in Benefit Obligations and Change in Plan Assets

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Change in benefit obligation:
Benefit obligation at January 1,	$864.6	$797.3	$731.3	$219.9	$233.8	$212.7
Service cost	6.0	5.1	5.8	1.1	1.0	1.2
Interest cost	41.5	42.3	41.7	8.4	11.9	11.5
Amendments(2)	0.0	2.2	—	1.5	(34.7)	—
Translation difference	5.2	(1.4)	(1.1)	0.2	(0.1)	0.2
Actuarial (gains) losses	104.4	62.3	56.2	(12.0)	28.5	29.6
Participant contributions	0.2	0.1	0.1	3.5	4.2	4.2
Benefits paid	(41.0)	(38.8)	(34.6)	(20.2)	(24.3)	(25.6)
Acquisitions/Divestitures	42.9	—	—	—	—	—
Curtailments/settlements(1)	(7.2)	(4.5)	(2.1)	(1.6)	(0.4)	—

Benefit obligation at December 31,	$1,016.6	$864.6	$797.3	$200.8	$219.9	$233.8

Accumulated benefit obligation at December 31,	$1,005.1	$853.1	$783.1	—	—	—
Change in plan assets:
Fair value of plan assets at January 1,	$765.7	$677.2	$562.0	$28.8	$37.7	$44.6
Actual return on plan assets	95.4	72.7	76.9	2.8	0.2	1.4
Company contributions	37.8	55.7	75.5	13.5	11.0	13.1
Participant contributions	0.2	0.1	0.1	3.5	4.2	4.2
Translation difference	5.1	(1.1)	(0.6)	—	—	—
Acquisitions/Divestitures	42.7	—	—	—	—	—
Curtailments/settlements(1)	(0.9)	(0.1)	(2.1)	—	—	—
Benefits paid	(41.0)	(38.8)	(34.6)	(20.2)	(24.3)	(25.6)

Fair value of plan assets at December 31,	$905.0	$765.7	$677.2	$28.4	$28.8	$37.7

(1)	Represents various curtailments and settlements. During 2012 we had a curtailment loss of $0.7 associated primarily with the pending sale of Coating Resins, which is included in earnings from operations of discontinued business, net of tax in the Consolidated Statements of Income. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated Statements of Income.
(2)	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan (“EGWP”) and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.

Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Funded status, end of year:
Fair value of plan assets	$905.0	$765.7	$677.2	$28.4	$28.8	$37.7
Benefit obligations	(1,016.6)	(864.6)	(797.3)	(200.8)	(219.9)	(233.8)

Funded status	$(111.6)	$(98.9)	$(120.1)	$(172.4)	$(191.1)	$(196.1)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$3.6	$—	$0.2	$—	$—	$—
Current liabilities	(2.1)	(2.2)	(2.1)	(10.0)	(10.9)	(12.2)
Noncurrent liabilities	(113.1)	(96.7)	(118.2)	(162.4)	(180.2)	(183.9)

Total amounts recognized	$(111.6)	$(98.9)	$(120.1)	$(172.4)	$(191.1)	$(196.1)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial losses	$305.3	$279.8	$265.9	$65.4	$84.2	$58.2
Prior service (credits)/costs	1.6	2.6	0.5	(29.3)	(35.2)	(11.2)
Transition obligations	—	—	—	—	—	—

Total	$306.9	$282.4	$266.4	$36.1	$49.0	$47.0

Changes in accumulated other comprehensive income (AOCI) consist of:
AOCI, beginning of year	$282.4	$266.4	$260.9	$49.0	$47.0	$7.5
Current year actuarial (gains)/losses	58.6	37.7	24.1	(12.6)	30.3	29.6
Current year prior service costs/(credits)	0.1	2.2	—	1.5	(34.7)	(0.1)
Curtailments/settlements	(7.0)	(3.1)	(0.8)	(1.6)	0.7	—
Amortization:
Amortization of actuarial gains/(losses)	(26.8)	(20.8)	(17.7)	(4.5)	(3.9)	(0.6)
Amortization of prior service (costs)/credits	(0.4)	—	(0.1)	4.3	9.6	10.6

AOCI, end of year	$306.9	$282.4	$266.4	$36.1	$49.0	$47.0

Estimated amortization to be recognized in accumulated other comprehensive income in 2013 consist of:
Net actuarial losses	$33.9			$5.0
Prior service costs/(credits)	0.1			(3.8)

Total	$34.0			$1.2

Change in Assumed Healthcare Cost Trend Rates

	2012		2011
	1% Increase	1% Decrease	1% Increase	1% Decrease
Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$0.6	$(0.6)	$0.8	$(0.8)
Approximate effect on accumulated postretirement benefit obligation	$13.4	$(12.1)	$14.7	$(13.5)

Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	U.S. Plans		Non-U.S. Plans		Total
December 31,	2012	2011	2012	2011	2012	2011
Projected benefit obligation	$(860.8)	$(767.9)	$(75.6)	$(38.1)	$(936.4)	$(806.0)
Accumulated benefit obligation	$(854.9)	$(759.9)	$(70.2)	$(36.8)	$(925.1)	$(796.7)
Fair value of plan assets	$762.2	$677.4	$59.1	$29.0	$821.3	$706.4

Fair Value of Pension Plan Assets by Assets Category

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$12.3	$12.3	$0.0	$0.0
Equity securities:
- Company stock	81.5	81.5	0.0	0.0
- U.S. equity funds(1)	114.5	103.7	10.8	0.0
- International equity funds(2)	53.4	0.0	53.4	0.0
Fixed income funds(3)	632.8	214.9	417.9	0.0
Real estate fund	1.6	0.0	0.0	1.6
Insurance assets	8.9	0.0	0.0	8.9

Total	$905.0	$412.4	$482.1	$10.5

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$42.9	$42.9	$0.0	$0.0
Equity securities:
- Company stock	52.9	52.9	0.0	0.0
- U.S. equity funds(1)	133.5	128.2	5.3	0.0
- International equity funds(2)	21.2	0.0	21.2	0.0
Fixed income funds(3)	505.3	200.2	305.1	0.0
Real estate fund	2.2	0.0	0.0	2.2
Insurance assets	7.7	0.0	0.0	7.7

Total	$765.7	$424.2	$331.6	$9.9

(1)	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
(2)	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
(3)	Funds which invest in a diversified portfolio of publicly traded government bonds and corporate bonds, approximately 38% and 62%, respectively, as of December 31, 2012, and approximately 38% and 62%, respectively, as of December 31, 2011. There are no restrictions on these investments.

Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs

	Total	Insurance Assets	Real Estate Fund
Balance, beginning of year	$9.9	$7.7	$2.2
Actual return on assets:
Assets held at end of year	0.4	0.3	0.1
Assets sold during the year	0.0	0.0	0.0
Purchases, sales and settlements	(0.6)	0.1	(0.7)
Transfers in/(out)	0.8	0.8	0.0

Balance, end of year	$10.5	$8.9	$1.6

Fair Values of Postretirement Plan Assets by Asset Category

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$3.7	$3.7	$—	$—
Equity funds(1)	11.5	11.5	—	—
Fixed income funds(2)	13.2	13.2	—	—

Total	$28.4	$28.4	$—	$—

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$0.8	$0.8	$—	$—
Equity funds(1)	14.9	14.9	—	—
Fixed income funds(2)	13.1	13.1	—	—

Total	$28.8	$28.8	$—	$—

(1)	Investments in publicly traded funds: 100% invested in an S&P 500 index fund as of December 31, 2012, and 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011.
(2)	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

Expected Employer Contributions

Expected Employer Contributions	Pension Plans	Postretirement Plans
U.S. Plans	$51.8	$10.0
Non-U.S. Plans	$5.6	$0.2

Expected Benefit Payments

The following table reflects total benefits expected to be paid from the U.S. plans and the non-U.S. plans and/or our assets:

	U.S. Plans		Non-U.S. Plans
Expected Benefit Payments	Pension Plans	Postretirement Plans	Pension Plans	Postretirement Plans
2013	38.7	14.9	5.4	0.2
2014	40.4	15.1	5.2	0.2
2015	42.1	15.1	6.0	0.2
2016	43.7	15.1	5.7	0.3
2017	44.3	14.9	6.0	0.3
2018-2022	248.9	67.6	36.9	1.7

Amounts Expensed Related to Plans	Amounts expensed related to these plans are as follows:

Years ended December 31,	2012	2011	2010
U.S.
Savings Plan	$19.6	$20.5	$21.3
Non-U.S.
Others	$2.9	$2.4	$2.2

Non U.S. Plans [Member]
Actual and Target Allocation by Asset Category

The asset allocation for our U.S. and non-U.S. pension plans and postretirement plans at the end of 2012 and 2011, and the target allocation for 2013, by asset category, are as follows:

	Non-U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	30%	45%	30%
Fixed Income	59%	44%	56%
Cash and other	11%	11%	14%

Total	100%	100%	100%

U.S. Plans [Member]
Actual and Target Allocation by Asset Category

The asset allocation for our U.S. and non-U.S. pension plans and postretirement plans at the end of 2012 and 2011, and the target allocation for 2013, by asset category, are as follows:

	U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	30%	24%	27%
Fixed Income	70%	76%	73%

Total	100%	100%	100%

	Postretirement Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	40%	40%	52%
Fixed Income	60%	60%	48%

Total	100%	100%	100%

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Expenses

Accrued expenses include the following:

December 31,	2012	2011
Employee benefits	$50.9	$34.0
Pension and other postretirement employee benefits	12.1	13.0
Salaries and wages	16.8	10.4
Taxes other than income taxes	8.7	8.5
Environmental	9.7	6.9
Interest, excluding interest on uncertain tax positions	18.0	18.0
Restructuring costs	12.2	0.5
Customer rebates	3.9	5.0
Insurance related accruals	4.0	4.0
All other	37.7	25.8

Total	$174.0	$126.1

COMMON STOCK AND PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Common Stock Issued and Treasury Stock

A summary of changes in common stock issued and treasury stock is presented below.

	Common Stock	Treasury Stock
Balance at December 31, 2009	49,316,913	594,134
Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360

Purchase of treasury stock	—	1,455,111
Issuance pursuant to stock option and stock-SARS plan	32,663	(842,746)
Awards of restricted stock	—	(10,683)
Issuance of deferred shares	—	(6,342)

Balance at December 31, 2012	49,618,861	4,672,700

OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Selected Information in Relation to Continuing Operations

Following is selected information in relation to our continuing operations for the periods indicated as revised for all periods presented in accordance with our business segment structure:

	Aerospace Materials	Industrial Materials	In Process Separation	Additive Technologies	Total Segments
2012
Net sales to external customers	$877.1	$176.4	$384.2	$270.4	$1,708.1
Intersegment net sales	0.0	0.0	0.0	0.8	0.8

Total net sales	$877.1	$176.4	$384.2	$271.2	$1,708.9
Earnings from operations	$155.6	$10.7	$91.8	$37.9	$296.0
Percentage of sales	17.7%	6.0%	23.9%	14.0%	17.3%
Total assets	$1,016.6	$520.5	$369.5	$207.4	$2,114.0
Capital expenditures	$68.5	$5.1	$60.4	$11.1	$145.1
Depreciation and amortization	$26.3	$8.4	$16.9	$13.6	$65.2

2011
Net sales to external customers	$722.6	$66.6	$339.5	$287.2	$1,415.9
Intersegment net sales	0.0	0.0	0.0	0.9	0.9

Total net sales	$722.6	$66.6	$339.5	$288.1	$1,416.8
Earnings from operations	$113.8	$11.1	$69.7	$39.4	$234.0
Percentage of sales	15.7%	16.7%	20.5%	13.7%	16.5%
Total assets	$872.5	$46.0	$311.1	$202.6	$1,432.2
Capital expenditures	$34.5	$1.5	$17.6	$16.1	$69.7
Depreciation and amortization	$20.0	$0.9	$14.4	$11.2	$46.5

2010
Net sales to external customers	$606.4	$53.8	$292.2	$271.0	$1,223.4
Intersegment net sales	0.0	0.0	0.0	1.1	1.1

Total net sales	$606.4	$53.8	$292.2	$272.1	$1,224.5
Earnings from operations	$97.0	$10.1	$55.2	$40.3	$202.6
Percentage of sales	16.0%	18.8%	18.9%	14.8%	16.5%
Total assets	$750.9	$39.7	$308.0	$209.7	$1,308.3
Capital expenditures	$52.1	$2.3	$9.7	$9.3	$73.4
Depreciation and amortization	$15.2	$0.6	$13.2	$9.3	$38.3

Reconciliation of Selected Segment Information to Corresponding Amounts Contained in Consolidated Financial Statements

The following table provides a reconciliation of selected segment information to corresponding amounts contained in our consolidated financial statements:

	2012	2011	2010
Net sales:
Net sales from segments	$1,708.9	$1,416.8	$1,224.5
Elimination of intersegment revenue	(0.8)	(0.9)	(1.1)

Total consolidated net sales	$1,708.1	$1,415.9	$1,223.4

Earnings from operations:
Earnings from segments	$296.0	$234.0	$202.6
Corporate unallocated(1)	(132.4)	(78.5)	(89.1)

Total consolidated earnings from operations	$163.6	$155.5	$113.5

Total assets:
Assets from segments	$2,114.0	$1,432.2	$1,308.3
Other assets(2)	1,808.1	2,104.5	2,365.6

Total consolidated assets	$3,922.1	$3,536.7	$3,673.9

(1)	2012 includes the following net pre-tax charges: restructuring charges of $21.2 for personnel reductions in the Aerospace Materials and Industrial Materials segments and across corporate functions to mitigate continuing costs following the anticipated sale of Coating Resins; charges of $16.7 for recognition in 2012 for the loss on the sale of the Stamford facility sale that occurred in 2011; charges of $8.4 related to costs incurred for the acquisition of Umeco; and accelerated depreciation of $2.5 for the sale-leaseback of our Stamford facility treated as a financing transaction. For 2011, it includes net pre-tax charges of $0.8 for restructuring charges, accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction, charges of $0.6 related to an adjustment to environmental accruals at a certain European site, and a gain on the sale of assets of a certain Latin American subsidiary for $3.3. For 2010, it includes pre-tax charges of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility and pre-tax credits of $0.9 for adjustments of prior year restructuring charges. Corporate and unallocated also included costs previously allocated to the operations of our discontinued Coating Resins segment of $66.5 for 2012, $66.0 for 2011, and $61.4 for 2010. It also included costs previously allocated to the operations of our discontinued Building Block Chemicals segment of $1.0 and $6.3 for 2011 and 2010, respectively.
(2)	At December 31, 2012, 2011, and 2010, this includes cash and cash equivalents of $179.3, $415.8, and $383.3, respectively. At December 31, 2012, includes assets held for sale of $1,472.6; December 31, 2011 and 2010 balances include assets previously allocated to the Coatings business of $1,508.8 and $1,671.9, respectively. 2010 also includes assets held for sale of $164.4 for our former Building Block Chemicals segment.

Operations by Geographic Areas

Unallocated assets are primarily cash and cash equivalents, miscellaneous receivables, construction in progress, deferred taxes and the fair values of derivatives.

	2012	2011	2010
Net Sales
United States	$795.0	$686.2	$557.9
Other Americas	188.5	180.6	152.8
Asia / Pacific	212.3	188.8	193.4
Europe, Middle East and Africa	512.3	360.3	319.3

Total	$1,708.1	$1,415.9	$1,223.4

U.S. exports included in net sales above
Other Americas	$83.0	$82.8	$68.0
Asia / Pacific	33.7	40.7	68.4
Europe, Middle East and Africa	103.9	84.0	74.9

Total	$220.6	$207.5	$211.3

Identifiable assets
United States	$1,052.1	$841.7	$926.4
Other Americas	121.9	135.6	134.1
Asia / Pacific	119.2	87.3	33.7
Europe, Middle East and Africa	418.1	69.2	55.8

Total identifiable assets	1,711.3	1,133.8	1,150.0

Equity in net assets of and advances to associated companies	1.7	—	—
Unallocated assets(1)	2,209.1	2,402.9	2,523.9

Total assets	$3,922.1	$3,536.7	$3,673.9

(1)	At December 31, 2012, 2011, and 2010 this includes cash and cash equivalents of $179.3, $415.8, and $383.3, respectively. At December 31, 2012, includes assets held for sale of $1,472.6; December 31, 2011 and 2010 balances include assets previously allocated to the Coatings business of $1,508.8 and $1,671.9, respectively. 2010 also includes assets held for sale of $164.4 for our former Building Block Chemicals segment.

QUARTERLY DATA (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Data

QUARTERLY DATA (UNAUDITED)

(Dollars in millions, except per share amounts)	1Q	2Q	3Q	4Q	Year
2012
Net sales	$378.1	$404.0	$455.4	$470.7	$1,708.1
Gross profit(1)	125.2	130.2	134.6	136.6	526.6
Net earnings attributable to Cytec Industries Inc.	53.1	35.7	53.3	45.8	188.0
Earnings per common share attributable to Cytec Industries Inc.:
Basic net earnings per share(2)	$1.16	$0.77	$1.15	$1.01	$4.08
Diluted net earnings per share(2)	$1.14	$0.76	$1.13	$0.99	$4.02

2011
Net sales	$335.7	$347.3	$363.4	$369.5	$1,415.9
Gross profit(1)	96.3	103.2	107.4	116.9	423.7
Net earnings attributable to Cytec Industries Inc.	83.2	35.1	47.9	41.6	207.8
Earnings per common share attributable to Cytec Industries Inc.:
Basic net earnings per share(2)	$1.68	$0.71	$0.99	$0.89	$4.29
Diluted net earnings per share(2)	$1.66	$0.70	$0.98	$0.88	$4.24

(1)	Gross profit is derived by subtracting manufacturing cost of sales from net sales.
(2)	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.

Summary Of Significant Accounting Policies (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012 Country
Significant Accounting Policies [Line Items]
Number of countries manufacturing and research facilities located	15
Goodwill impairment qualitative factors	Greater than 50% probability
Tax benefit recognized	Greater than fifty percent
North America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	49.00%
Europe, Middle East And Africa [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	30.00%
Asia-Pacific [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	13.00%
Latin America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	8.00%
Coating Resins Segment [Member]
Significant Accounting Policies [Line Items]
Number of countries manufacturing and research facilities located	19

Acquisitions (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended											1 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Industrial Materials [Member]	Dec. 31, 2011 Industrial Materials [Member]	Dec. 31, 2010 Industrial Materials [Member]	Dec. 31, 2012 Aerospace Materials [Member]	Dec. 31, 2011 Aerospace Materials [Member]	Dec. 31, 2010 Aerospace Materials [Member]	Dec. 31, 2012 Umeco [Member]	Jul. 20, 2012 Umeco [Member]	Jul. 20, 2012 Umeco Plc [Member]	Dec. 31, 2012 Legacy Umeco [Member]	Dec. 31, 2012 Legacy Umeco [Member] Industrial Materials [Member]	Dec. 31, 2012 Legacy Umeco [Member] Aerospace Materials [Member]	Mar. 31, 2012 SOIL [Member]	Mar. 30, 2012 SOIL [Member]	Mar. 30, 2012 SOIL [Member] Maximum [Member]	Mar. 30, 2012 SOIL [Member] Minimum [Member]
Business Acquisition [Line Items]
Total purchase price																				$ 423.8					$ 30.2
Amount from existing revolving credit facility drawn																				170
Revolving credit facility	400								400
Net sales	470.7	455.4	404	378.1	369.5	363.4	347.3	335.7	1,708.1	1,415.9	1,223.4							150				124.7	25.3
Goodwill																		184.4	184.4
The estimated amount of goodwill deductible for tax purposes																		7.1
Period of goodwill deductible for tax purposes																		5 years
The estimated amount of goodwill non-deductible for tax purposes																		177.3
Estimated net step-up in fair value for finished goods																		5.6
Estimated step-up in fair value for property and equipment																			4.9
Fair value of acquired trade receivables																		65.2
Acquisition related costs																		8.4
Net earnings									163.6	155.5	113.5	10.7	11.1	10.1	155.6	113.8	97	1
Amortization of purchased finished goods																		5.6
Removal of costs related to the acquisition																		20.2			11.8
Date of acquisitions																								Mar 30, 2012
Net amount payable to SOIL																										$ 7.5	$ 1

Acquisitions (Preliminary Estimated Fair Values of Assets Acquired and Liabilities) (Detail) (Umeco [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 20, 2012
Umeco [Member]
Business Acquisition [Line Items]
Cash		$ 3
Trade receivables		65.2
Inventories		58.2
Other current assets		26.1
Plants, equipment and facilities		67.9
Amortizable intangible assets		175.2
Goodwill	184.4	184.4
Deferred tax assets		0.4
Other non-current assets		5.3
Deferred tax liabilities		(52.5)
Other current and non-current liabilities		(109.4)
Total acquisition consideration allocation		$ 423.8

Acquisitions (Schedule of Estimated Fair Value of Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Customer Relationships [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	$ 141.9
Remaining Useful Lives (Years)	16 years
Technology - Structural Materials: Aerospace And Defense [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	14.3
Remaining Useful Lives (Years)	21 years
Technology - Structural Materials: Other Industries [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	9.2
Remaining Useful Lives (Years)	6 years
Trademarks And Trade Names [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	$ 9.8
Remaining Useful Lives (Years)	8 years

Acquisitions (Unaudited Pro Forma Consolidated Results of Operations) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net income attributable to Cytec	$ 45.8	$ 53.3	$ 35.7	$ 53.1	$ 41.6	$ 47.9	$ 35.1	$ 83.2	$ 188	$ 207.8	$ 172.3
Diluted earnings per share from continuing operations									$ 2.01	$ 1.75	$ 1.35
Umeco [Member]
Business Acquisition [Line Items]
Net revenue									1,896.2	1,784.2
Net income attributable to Cytec									$ 112.1	$ 98.5
Diluted earnings per share from continuing operations									$ 2.4	$ 2.01

Acquisitions (Schedule of Identifiable Assets Acquired and Liabilities Assumed) (Detail) (Star Orechem [Member], USD $) In Millions, unless otherwise specified	Mar. 30, 2012
Star Orechem [Member]
Business Acquisition [Line Items]
Inventories	$ 1.1
Other current assets	0.4
Plants, equipment and facility	6.5
Identifiable intangibles	1.2
Goodwill	20.8
Other, net	0.2
Total acquisition consideration allocation	$ 30.2

Discontinued Operations and Other Divestitures (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended		6 Months Ended					1 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Feb. 28, 2011	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2011 Y	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 PSA Product Line [Member]	Jun. 30, 2012 PSA Product Line [Member] Working Capital [Member]	Dec. 31, 2012 Coating Resins Segment [Member]	Dec. 31, 2011 Coating Resins Segment [Member]	Dec. 31, 2010 Coating Resins Segment [Member]	Oct. 09, 2012 Coating Resins Segment [Member] Subsequent Event [Member]	Feb. 28, 2011 Cash [Member]	Dec. 31, 2011 Promissory Note [Member]	Feb. 28, 2011 Promissory Note [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Expected proceed from divestiture of business						$ 11			$ 105	$ 15				$ 1,032
Total assets held for sale											1,472.6	1,508.8	1,671.9
Total liabilities held for sale											464.2
Proceeds from sale of closed facilities							112.8								160.7
Gain (loss)on sale of discontinued operations, after-tax	8.6						(16.6)	34.6
Assumed liabilities by purchaser														118
Expected total value from business divestiture														1,150
After-tax charge							25.2
Proceeds from sale of other assets			175.7		2.5
Discontinued operations, consideration of sale of assets and liabilities																	15
Debt instrument, maturity period																6 years
Interest rate of debt instrument, percentage																7.00%
Cash payment made as final settlement of working capital		6.6
Net realized consideration								169.1
Facility leaseback period, years						7
Extension of lease term, years						3
Unrealized loss on sale of facility						21.5
Pre-tax loss							16.7
Net (loss) gain on sale of assets				3.3	2.3		(16.7)	3.3
Cash received for sale of real estate					0.5
Promissory note received against sale proceed of real estate					$ 2

Discontinued Operations and Other Divestitures (Summary of Activities in Consolidated Statements of Income for Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 1,487.4		$ 1,753.3		$ 2,124.6
Earnings from operations of discontinued businesses before income taxes	183.3	[1],[2]	128.9	[1],[2]	166.1	[1],[2]
Income tax expense on operations	(70.7)	[2],[3]	(38.6)	[2],[3]	(58)	[2],[3]
Gain on sale of discontinued operations	21.3		55.3		0
Income tax expense on gain on sale	(12.7)		(20.7)		0
Adjust to fair value, less cost to sell	(28.7)		0		0
Income tax benefit on adjustment	3.5		0		0
Earnings from discontinued operations, net of tax	96		124.9		108.1
Coating Resins Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	1,487.4		1,657.1		1,524.9
Earnings from operations of discontinued businesses before income taxes	183.3	[1],[2]	118.9	[1],[2]	121.8	[1],[2]
Income tax expense on operations	(70.7)	[2],[3]	(36.5)	[2],[3]	(44)	[2],[3]
Gain on sale of discontinued operations	21.3		0		0
Income tax expense on gain on sale	(12.7)		0		0
Adjust to fair value, less cost to sell	(28.7)		0		0
Income tax benefit on adjustment	3.5		0		0
Earnings from discontinued operations, net of tax	96		82.4		77.8
Building Block Chemicals Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			96.2		599.7
Earnings from operations of discontinued businesses before income taxes			10	[1],[2]	44.3	[1],[2]
Income tax expense on operations			(2.1)	[2],[3]	(14)	[2],[3]
Gain on sale of discontinued operations			55.3		0
Income tax expense on gain on sale			(20.7)		0
Adjust to fair value, less cost to sell			0		0
Income tax benefit on adjustment			0		0
Earnings from discontinued operations, net of tax			$ 42.5		$ 30.3

[1]	Included in earnings of discontinued operations before income tax expenses for the year ended December 31, 2012 were expenses of $23.4 related to the Coating Resins sale process. For the years ending December 31, 2012, 2011, and 2010, includes net restructuring charges of $1.6, $20.8, and $3.2, respectively, and environmental charges (credits) of $1.7, ($4.5), ad $4.7, respectively.
[2]	The assets and liabilities of the Coating Resins Segment were reclassified to held-for-sale effective June 30, 2012. Accordingly, depreciation and amortization were no longer recorded on these assets beginning July 1, 2012.
[3]	Income tax expense on discontinued operations for the year ended December 31, 2012 includes a $7.6 of tax expense on estimated unrepatriated earnings of international subsidiaries from the anticipated sale of Coating Resins.

Discontinued Operations and Other Divestitures (Summary of Activities in Consolidated Statements of Income for Discontinued Operations) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Costs related to Coating Resins sale process	$ 23.4
Net restructuring charges	1.6	20.8	3.2
Environmental liability increase	1.7	(4.5)	4.7
Tax expense on estimated un-repatriated earnings from anticipated sale of Coating Resins	$ 7.6

Discontinued Operations and Other Divestitures (Summary of Assets and Liabilities Held for Sale) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Trade accounts receivable, net	$ 192.5	$ 212.4
Inventories, net	196.1	187.8
Other current assets	22.2	24.5
Plants, equipment and facilities, net	432.7	389.8
Acquisition intangibles, net	252.9	291.2
Goodwill, net	323.1	361.2
Other assets	53.1	51.9
Assets	1,472.6	1,518.8
Accounts payable	164.5	162.7
Accrued liabilities	100.8	88.1
Pension and other postretirement benefits	88	60.4
Deferred income taxes	51.8	37.1
Other liabilities	59.1	62.8
Liabilities	464.2	411.1
Net assets held for sale	$ 1,008.4	$ 1,107.7

Restructuring of Operations (Aggregate Pre-Tax Restructuring Charges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	$ 21.2	$ 0.8	$ 4.5
Manufacturing Cost Of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	3.5	0.9	5.3
Selling And Technical Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	3.1		(0.1)
Research And Process Development [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	0.5		(0.1)
Administrative And General [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	$ 14.1	$ (0.1)	$ (0.6)

Restructuring of Operations (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended				6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2012 Restructuring Initiatives [Member]	Dec. 31, 2011 2012 Restructuring Initiatives [Member]	Dec. 31, 2010 2012 Restructuring Initiatives [Member]	Dec. 31, 2009 2012 Restructuring Initiatives [Member]	Jun. 30, 2012 2012 Restructuring Initiatives [Member] Coating Resins Segment [Member] Person	Dec. 31, 2012 2012 Restructuring Initiatives [Member] Coating Resins Segment [Member] Person	Dec. 31, 2012 2010 Restructuring Initiatives [Member]	Dec. 31, 2011 2010 Restructuring Initiatives [Member]	Dec. 31, 2010 2010 Restructuring Initiatives [Member]	Dec. 31, 2009 2010 Restructuring Initiatives [Member]	May 31, 2010 2010 Restructuring Initiatives [Member] Mt. Pleasant, Tennessee Facility [Member] In-Process Separation Segment [Member] Person	Dec. 31, 2011 2010 Restructuring Initiatives [Member] Mt. Pleasant, Tennessee Facility [Member] In-Process Separation Segment [Member]	Dec. 31, 2012 2009 Restructuring Initiatives [Member]	Dec. 31, 2011 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member] In-Process Separation And Additive Technologies [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member] In-Process Separation And Additive Technologies [Member] Person	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Aerospace Materials And Industrial Materials [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Aerospace Materials And Industrial Materials [Member] Person	Dec. 31, 2011 2009 Restructuring Initiatives [Member] Corporate Functions [Member] In-Process Separation And Additive Technologies [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Corporate Functions [Member] In-Process Separation And Additive Technologies [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Corporate Functions [Member] In-Process Separation And Additive Technologies [Member] Person
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 13.3	$ 0.5	$ 3	$ 4.6	$ 13.2	$ 0	$ 0	$ 0	$ 14.7	$ 6.6	$ 0	$ 0.3	$ 1.5	$ 0			$ 0.1	$ 0.2	$ 1.5	$ 4.6
Number of positions eliminated									177	28					10							43		230			208
Restructuring charge	21.2	0.8	4.5		21.3	0	0				(0.2)	1.1	5.5		5.5		0.1	(0.3)	(1)	13.6		4
Severance cost															0.4									3.6			6
Write-down of manufacturing assets															1.7
Additional costs															3.4
Restructuring charge, adjustment related to restructuring initiatives			0.9								0.2					1.1					0.2		0.4		0.3	0.8
Additional restructuring charge																	$ 0.1

Restructuring of Operations (Components of Restructuring Initiatives) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 0.5	$ 3	$ 4.6
Restructuring charges (credits)	21.2	0.8	4.5
Non-cash items	(0.1)	0	(1.8)
Cash payments	(8.6)	(3.3)	(4.3)
Currency translation adjustments	0.3	0	0
Restructuring reserve, ending balance	13.3	0.5	3
2009 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.2	1.5	4.6
Restructuring charges (credits)	0.1	(0.3)	(1)		13.6
Non-cash items	0	0	(0.1)
Cash payments	(0.2)	(1)	(2)
Currency translation adjustments	0	0	0
Restructuring reserve, ending balance	0.1	0.2	1.5		4.6
2010 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.3	1.5	0
Restructuring charges (credits)	(0.2)	1.1	5.5
Non-cash items	0	0	(1.7)	[1]
Cash payments	(0.1)	(2.3)	(2.3)
Currency translation adjustments	0	0	0
Restructuring reserve, ending balance	0	0.3	1.5
2011 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0	0	0
Restructuring charges (credits)	0	0	0
Non-cash items	0	0	0
Cash payments	0	0	0
Currency translation adjustments	0	0	0
Restructuring reserve, ending balance	0	0	0
2012 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0	0	0
Restructuring charges (credits)	21.3	0	0
Non-cash items	(0.1)	0	0
Cash payments	(8.3)	0	0
Currency translation adjustments	0.3	0	0
Restructuring reserve, ending balance	$ 13.2	$ 0	$ 0

[1]	Represents write-offs of related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility.

Share-Based Compensation (Weighted Average Assumptions Used) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 2 months 12 days	6 years 2 months 12 days	6 years 1 month 6 days
Expected volatility	41.90%	40.00%	43.30%
Expected dividend yield	1.01%	1.04%	0.19%
Risk-free interest rate	2.11%	3.36%	3.75%
Weighted-average fair value per option	$ 19.91	$ 20.83	$ 16.73

Share-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended																			3 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Directors	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2010 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2012 1993 Plan [Member]	Dec. 31, 2011 1993 Plan [Member]	Dec. 31, 2012 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2011 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2010 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2012 Cash-Settled SARS [Member]	Dec. 31, 2011 Cash-Settled SARS [Member]	Dec. 31, 2010 Cash-Settled SARS [Member]	Dec. 31, 2010 Performance Stock [Member] Employees	Dec. 31, 2012 Non-Vested Stock Units [Member] Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2012 Non-Vested Stock Units [Member] Director [Member] Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Jun. 30, 2012 Accounted for as Liability Awards [Member]	Dec. 31, 2012 Accounted for as Liability Awards [Member]	Dec. 31, 2012 Accounted for as Liability Awards [Member] Restricted Stock Units [Member]	Dec. 31, 2012 Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance											5,900,000
Shares reserved for issuance for all outstanding share-based compensation grants											3,100,000
Stock option grant component, percentage of market price													100.00%
Contractual life (years)													10 years
Stock awards granted			470,809	[1]									470,809						47,927
Weighted-average grant-date fair value			$ 19.91		$ 20.83		$ 16.73						$ 19.91	$ 20.83	$ 16.73
Compensation cost recognized								$ 3.4	$ 2.4	$ 2.1			$ 7.6	$ 6.9	$ 7.2
Total intrinsic value of stock options and stock-settled SARS exercised													26.3	7.9	12.3
Total fair value of stock options and stock-settled SARS vested													6.6	6.8	7.6
Total unrecognized compensation cost								3					6.6
Weighted-average period to recognize total unrecognized compensation cost (years)								1 year 8 months 12 days					1 year 2 months 12 days
Vesting period for majority of awards (years)													3 years
Tax benefits realized													8	2.7	4.4
Cash received from stock options exercised			28		8.1		20.5						28	8.1	20.5
Intrinsic value and cash used to settle exercises of cash-settled SARS																0.8	0.1	0.1
Pre-tax expense (income) recognized for cash-settled SARS																1.2	(1.2)	1.1
Liability related to cash-settled SARS																1.7	1.3
Non-vested stock and stock unit grants																			8,092
Performance stock awards recorded as expense																			0.4
Number of employees who were granted performance stock awards																			9
Non-vested stock and stock units grants			77,822	[2]																67,139	10,683
Weighted average fair value of the non-vested stock and non-vested stock per share	$ 47.75	[2]	$ 47.75	[2]	$ 40.4	[2]														$ 50.79
Number of directors who were granted non-vested stock								9
Compensation cost related to all share-based compensation arrangements											0.4	0.3
Employment relationship termination period			2 years
Additional paid-in capital representing excess tax benefits available to absorb potential future tax deficiencies											77.2	71.7
Recorded liability reclassification between equity award and liability awards																						2.9			2.3
Reclassification of previously recognized expense out of additional paid in capital	3.7																					1.7
Additional reclassification expenses recognized																						1.2
Share based compensation options and restricted stock units included in liability award	2,672,730	[1]	2,672,730	[1]	3,305,399	[1]																	88,611	25,015
Liability awards																							$ 4.1

[1]	Options and stock-settled SARS in the table above include awards to all recipients, including those who are part of discontinued businesses.
[2]	Non-vested stock and stock units in the table above include awards to all recipients, including those who are part of discontinued businesses.

Share-Based Compensation (Summary Of Stock Options And Stock-Settled SARS Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Units, Outstanding at January 1, 2012	3,305,399	[1]
Number of Units, Granted	470,809	[1]
Number of Units, Exercised	(1,033,941)	[1]
Number of Units, Forfeited	(69,537)	[1]
Number of Units, Outstanding at December 31, 2012	2,672,730	[1]
Number of Units, Exercisable at December 31, 2012	1,849,254	[1]
Weighted Average Exercise Price Per Unit, Outstanding at January 1, 2012	$ 42.71	[1]
Weighted Average Exercise Price Per Unit, Granted	$ 50.33	[1]
Weighted Average Exercise Price Per Unit, Exercised	$ 36.81	[1]
Weighted Average Exercise Price Per Unit, Forfeited	$ 47.47	[1]
Weighted Average Exercise Price Per Unit, Outstanding at December 31, 2012	$ 46.22	[1]
Weighted Average Exercise Price Per Unit, Exercisable at December 31, 2012	$ 45.22	[1]
Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2012	5 years 8 months 12 days	[1]
Weighted Average Remaining Contractual Life (Years), Exercisable	4 years 6 months	[1]
Aggregate Intrinsic Value, Outstanding at December 31, 2012	$ 60.4
Aggregate Intrinsic Value, Exercisable at December 31, 2012	$ 43.7

[1]	Options and stock-settled SARS in the table above include awards to all recipients, including those who are part of discontinued businesses.

Share-Based Compensation (Summary of Non-Vested Stock and Non-Vested Stock Units) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, 2012, Number of Units	180,930	[1]
Granted, Number of Units	77,822	[1]
Vested, Number of Units	(45,463)	[1]
Forfeited, Number of Units	(9,432)	[1]
Nonvested at December 31, 2012, Number of Units	203,857	[1]
Nonvested at January 1, 2012, Weighted Average Grant Date Fair Value Per Unit	$ 40.4	[1]
Granted, Weighted Average Grant Date Fair Value Per Unit	$ 50.79	[1]
Vested, Weighted Average Grant Date Fair Value Per Unit	$ 18.67	[1]
Forfeited, Weighted Average Grant Date Fair Value Per Unit	$ 46.84	[1]
Nonvested at December 31, 2012, Weighted Average Grant Date Fair Value Per Unit	$ 47.75	[1]

[1]	Non-vested stock and stock units in the table above include awards to all recipients, including those who are part of discontinued businesses.

Earnings Per Share (EPS) (Computation of Basic and Diluted Earnings Per Common Share) (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Earnings from continuing operations																	$ 94.1		$ 86		$ 67
Earnings from discontinued operations, net of tax																	93.9		121.8		105.3
Net earnings attributable to Cytec Industries Inc.	$ 45.8		$ 53.3		$ 35.7		$ 53.1		$ 41.6		$ 47.9		$ 35.1		$ 83.2		$ 188		$ 207.8		$ 172.3
Weighted average shares outstanding																	46,034		48,449		49,339
Diluted average shares outstanding																	46,786		49,003		49,865
Earnings from continuing operations																	$ 2.04		$ 1.78		$ 1.36
Earnings from discontinued operations																	$ 2.04		$ 2.51		$ 2.13
Net earnings per common share attributable to Cytec Industries Inc.	$ 1.01	[1]	$ 1.15	[1]	$ 0.77	[1]	$ 1.16	[1]	$ 0.89	[1]	$ 0.99	[1]	$ 0.71	[1]	$ 1.68	[1]	$ 4.08	[1]	$ 4.29	[1]	$ 3.49
Earnings from continuing operations																	$ 2.01		$ 1.75		$ 1.35
Earnings from discontinued operations																	$ 2.01		$ 2.49		$ 2.11
Net earnings per common share attributable to Cytec Industries Inc.	$ 0.99	[1]	$ 1.13	[1]	$ 0.76	[1]	$ 1.14	[1]	$ 0.88	[1]	$ 0.98	[1]	$ 0.7	[1]	$ 1.66	[1]	$ 4.02	[1]	$ 4.24	[1]	$ 3.46
Options And Stock-Settled SARS [Member]
Earnings Per Share Basic And Diluted [Line Items]
Non-vested shares and units																	623		466		472
Non-Vested Shares And Units [Member]
Earnings Per Share Basic And Diluted [Line Items]
Non-vested shares and units																	129		88		54

[1]	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.

Earnings Per Share (EPS) (Anti-Dilutive Shares/Units) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	250	1,990	1,147
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	250	852	285
Stock-Settled SARS [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	0	1,138	862
Non-Vested Shares/Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	0	0	0

Derivative Financial Instruments and Certain Hedging Activities (Narrative) (Detail) In Millions, unless otherwise specified	6 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Euro Notional Amount [Member] EUR (€)	Dec. 31, 2012 USD Notional Amount [Member] USD ($)	Dec. 31, 2011 Cash Flow Hedging [Member] CHF	Dec. 30, 2012 Currency Swaps [Member]	Dec. 31, 2012 Currency Swaps [Member]	Dec. 31, 2012 Currency Swaps [Member] EUR (€)	Dec. 31, 2011 Currency Swaps [Member] USD ($)	Dec. 31, 2012 Currency Swaps [Member] Euro Notional Amount [Member] EUR (€)	Sep. 30, 2010 Currency Swaps [Member] Euro Notional Amount [Member] EUR (€)	Dec. 31, 2012 Currency Swaps [Member] USD Notional Amount [Member] USD ($)	Sep. 30, 2010 Currency Swaps [Member] USD Notional Amount [Member]	Dec. 31, 2012 Attributed To Exposure In Forward Selling/Purchase Of USD [Member] USD ($)	Dec. 31, 2012 Attributed To Exposure In Forward Selling/Purchase Of Euros [Member] USD ($)	Dec. 31, 2012 Attributed To Exposure In Forward Selling/Purchase Of Pound Sterling [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)
Derivative [Line Items]
Net contractual amounts of forward contracts		$ 438.9												$ 214.6	$ 162.2	$ 62.1
Net unfavorable fair values of currency contracts																	1.7	(2.4)
Payment for construction of certain manufacturing equipment					7.3
Accumulated other comprehensive income at settlement		0.1
Notional amounts of cross currency swaps								207.9		207.9		250
Derivative, maturity date										Oct 1, 2015		Oct 1, 2015
Length of swaps, years										10 years		10 years
Principal exchange amount received			207.9
Principal exchange amount paid				250
Interest rate receivable/payable on derivative notional amount, per annum			4.52%	6.00%							4.52%		5.80%
Early settlement of swap											41.6
Date of early settlement of a swap						Oct 1, 2010	Oct 1, 2010	Oct 1, 2010
Final Cash payment for settlement of swaps	1.8
Unfavorable fair values of the ten year swaps									$ 13.2

Derivative Financial Instruments and Certain Hedging Activities (Schedule of Net Notional Amounts of Forward Contracts Outstanding) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
United States Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0	$ 0
United States Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	3.5	8.4
United States Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
United States Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
United States Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
United States Dollar Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
United States Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	20.3
United States Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.3
Euro Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	73.3	48.3
Euro Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Euro Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		51.5
Euro Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	152.9	0.4
Euro Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0.2
Euro Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Euro Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Euro Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	7.7
Chilean Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	20.2	21.8
Chilean Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Chilean Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Chilean Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Canadian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	66.9	21.7
Canadian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Canadian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Canadian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	18
Australian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	46.6	0
Australian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	8.7	15
Thai Baht Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	15.5	0
Thai Baht Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	17.3	11.5
Mexican Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.1	5.5
Pound Sterling Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Norwegian Krone Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0.9
Norwegian Krone Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	1.6
Norwegian Krone Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Norwegian Krone Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	3
Malaysian Ringgit Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	1
Columbian Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0

Derivative Financial Instruments and Certain Hedging Activities (Impact of Derivative Instruments on Consolidated Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 3.2	$ 0.6
Total Liability Derivatives	1.5	16.3
Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		0.3
Total Liability Derivatives		13.6
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		13.5
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		0.3
Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives		0.1
Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	3.2	0.3
Total Liability Derivatives	1.5	2.7
Not Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	1.5	2.7
Not Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 3.2	$ 0.3

Derivative Financial Instruments and Certain Hedging Activities (Summary of Derivative Hedges Gains (Losses) Recognized in Statement of Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)		$ (0.1)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(0.1)	(2.1)
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)
Cash Flow Hedging [Member] | Natural Gas Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0	(2.1)
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	0	0
Cash Flow Hedging [Member] | Foreign Currency Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)		(0.1)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(0.1)	0
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		0
Derivatives in Net Investment Hedging Relationships [Member] | Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	7.8	3.3
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)

Derivative Financial Instruments and Certain Hedging Activities (Amount and Location of Gains (Losses) for Derivatives not Designated as Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 0.2	$ (4.1)
Not Designated As Hedging Instrument [Member] | Other (Expense) Income Net [Member] | Foreign Currency Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 0.2	$ (4.1)

Derivative Financial Instruments And Certain Hedging Activities (Summary Of Fair Value Measurements For Major Category Of Derivatives) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ 1.7
Currency Forwards [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ 1.7

Inventories (Summary of Inventories) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Finished goods	$ 175.4	$ 121.9
Work in progress	12	6.8
Raw materials and supplies	79.8	57.8
Total inventories	$ 267.2	$ 186.5

Plants, Equipment And Facilities (Schedule Of Plants, Equipment And Facilities, At Cost) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 1,310.4	$ 1,109.8
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	25.2	21
Buildings [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	188.9	196.3
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	795	671
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 301.3	$ 221.5

Plants, Equipment And Facilities (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Depreciable Assets [Member] Minimum [Member] Equipment [Member]	Dec. 31, 2012 Depreciable Assets [Member] Minimum [Member] Buildings [Member]	Dec. 31, 2012 Depreciable Assets [Member] Maximum [Member] Equipment [Member]	Dec. 31, 2012 Depreciable Assets [Member] Maximum [Member] Buildings [Member]	Dec. 31, 2011 U.S. and Canada [Member]	Dec. 31, 2010 U.S. and Canada [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			5 years	10 years	30 years	38 years
Increase in depreciation expense, before taxes	$ 4.4
Increase in depreciation expense, after taxes	2.9
Decrease in earnings per share, basic	$ 0.06
Decrease in earnings per share, diluted	$ 0.06
Composite depreciation rates							4.70%	4.50%
Gross cost of the assets depreciated	1,310.4	1,109.8					854.1
Non-current assets held for sale							$ 189

Plants, Equipment And Facilities (Summary Of Depreciable Lives Of Assets) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Buildings [Member] | Composite Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets		31 years
Buildings [Member] | Minimum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	10 years	20 years
Buildings [Member] | Maximum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	38 years	33 years
Machinery and equipment [Member] | Minimum [Member] | Composite Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets		5 years
Machinery and equipment [Member] | Minimum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	5 years	3 years
Machinery and equipment [Member] | Maximum [Member] | Composite Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets		18 years
Machinery and equipment [Member] | Maximum [Member] | Straight Line Depreciation [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets	30 years	15 years

Goodwill and Other Acquisition Intangibles (Activity in Goodwill Balances for Each Segment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
2012 Acquisitions	$ 205.2
Goodwill		316.7
Currency exchange:	5.6	(2.2)
Goodwill, net	525.3	314.5
Aerospace Materials [Member]
Goodwill [Line Items]
2012 Acquisitions	17
Goodwill		219.7
Currency exchange:	0.6	(0.2)
Goodwill, net	237.1	219.5
Industrial Materials [Member]
Goodwill [Line Items]
2012 Acquisitions	167.4
Goodwill		14.5
Currency exchange:	4.9
Goodwill, net	186.8	14.5
In-Process Separation [Member]
Goodwill [Line Items]
2012 Acquisitions	20.8
Goodwill		54.7
Currency exchange:	0.1	(2)
Goodwill, net	73.6	52.7
Additive Technologies [Member]
Goodwill [Line Items]
Goodwill		27.8
Goodwill, net	$ 27.8	$ 27.8

Goodwill and Other Acquisition Intangibles (Other Acquisition Intangibles) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 227.6	$ 46.9
Accumulated Amortization	(43.9)	(34.7)
Net Carrying Value	183.7	12.2
Technology-Based [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	14 years 6 months
Gross Carrying Value	48.6	23
Accumulated Amortization	(20.6)	(17.7)
Net Carrying Value	28	5.3
Marketing-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	10 years
Gross Carrying Value	15.1	5
Accumulated Amortization	(5.2)	(4.3)
Net Carrying Value	9.9	0.7
Customer-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15 years 9 months 18 days
Gross Carrying Value	163.9	18.9
Accumulated Amortization	(18.1)	(12.7)
Net Carrying Value	$ 145.8	$ 6.2

Goodwill and Other Acquisition Intangibles (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Amortization of acquisition intangibles	$ 9	$ 3.2	$ 3.2

Goodwill and Other Acquisition Intangibles (Estimated Future Amortization Expense for Next Five Years) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets [Line Items]
2013, Intangibles Amortization Expense	$ 15.2
2014, Intangibles Amortization Expense	14.8
2015, Intangibles Amortization Expense	14.7
2016, Intangibles Amortization Expense	14.5
2017, Intangibles Amortization Expense	$ 13.5

Debt (Components of Long-Term Debt) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt, Face Value	$ 569,100,000	$ 636,400,000
Long-term Debt, Carrying Value	567,400,000	635,900,000
Five-Year Revolving Credit Line Due June 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	62	0
Long-term Debt, Carrying Value	62	0
Maturity date of debt instrument	Jun 1, 2016
4.6% Notes Due July 1, 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	135.2	135.2
Long-term Debt, Carrying Value	135.3	135.4
Interest rate of debt instrument, percentage	4.60%	4.60%	4.60%
Maturity date of debt instrument	Jul 1, 2013	Jul 1, 2013	Jul 1, 2013
6.0% Notes Due October 1, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	249.6	250
Long-term Debt, Carrying Value	249.4	249.8
Interest rate of debt instrument, percentage	6.00%
Maturity date of debt instrument	Oct 1, 2015
8.95% Notes Due July 1, 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	249.4	250
Long-term Debt, Carrying Value	249	249.5
Interest rate of debt instrument, percentage	8.95%
Maturity date of debt instrument	Jul 1, 2017
Other [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	8.9	1.2
Long-term Debt, Carrying Value	7.8	1.2
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	705.1	636.4
Long-term Debt, Carrying Value	703.5	635.9
Less: Current Portion [Member]
Debt Instrument [Line Items]
Long-term Debt, Face	(136)
Long-term Debt, Carrying Value	$ (136.1)

Debt (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2012 6.0% Notes Due October 1, 2015 [Member]	Dec. 31, 2012 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2012 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2011 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2010 4.6% Notes Due July 1, 2013 [Member]	Jun. 30, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate of debt instrument, percentage					6.00%	8.95%	4.60%	4.60%	4.60%
Maturity date of debt instrument				Jun 1, 2016	Oct 1, 2015	Jul 1, 2017	Jul 1, 2013	Jul 1, 2013	Jul 1, 2013
Carrying value of notes repurchased					$ 0.4	$ 0.6		$ 5.5	$ 16.5
Price of notes repurchased					0.5	0.8		5.9	17.3
Loss on early extinguishment of debt	(0.2)	(0.3)	(0.8)		0.1	0.2		0.3	0.8
Revolving credit facility, maximum borrowing capacity				400
Revolving credit facility, swing line				25
Potential extended maturity date				Jun 21, 2019
Potential extended revolving credit facility, maximum borrowing capacity				500
Current borrowing of unsecured five-year revolving credit facility										170	62
Remaining borrowing of unsecured five-year revolving credit facility											338
Fair value of long-term debt	787.9	715.4
Weighted average interest rate of debt	6.20%	6.90%
Weighted-average interest rate on short-term borrowings	0.80%	0.80%
Line of credit facility, amount available	36.6	55.2
Line of credit facility, amount outstanding	4.4	3.5
Interest expense, long term debt	43.5	42.4	35.2
Investment income, interest	3.8	4.6	5.8
Capitalized interest	$ 11.8	$ 4.6

Debt (Maturities of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturity [Line Items]
2013	$ 136.1
2014	0.4
2015	249.4
2016	62.6
2017	249
Thereafter	6
Total	$ 703.5

Environmental, Contingencies and Commitments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2012 site	Dec. 31, 2011	Dec. 31, 2012 Other Contingencies [Member]	Dec. 31, 2011 Other Contingencies [Member]	Dec. 31, 2012 Other Contingencies [Member] Asbestos Issue [Member]	Dec. 31, 2011 Other Contingencies [Member] Asbestos Issue [Member]	Dec. 31, 2012 Other Commitments [Member]	Dec. 31, 2011 Other Commitments [Member]	Dec. 31, 2010 Other Commitments [Member]	Feb. 28, 2013 Subsequent Event [Member]	Dec. 31, 2012 Accrued Liabilities [Member]	Dec. 31, 2011 Accrued Liabilities [Member]	Dec. 31, 2012 Noncurrent Liabilities [Member]	Dec. 31, 2011 Noncurrent Liabilities [Member]	Dec. 31, 2012 Environmental Matters [Member]	Dec. 31, 2011 Environmental Matters [Member]	Dec. 31, 2010 Environmental Matters [Member]
Environment Matters And Other Contingencies [Line Items]
Environmental damages										$ 200
Aggregate environmental related accruals															68.1	69.4
Aggregate environmental related accruals, current	9.7	6.9									9.7	6.9
Aggregate environmental related accruals, non current													58.4	62.5
Environmental remediation spending															3.9	3.9	4.6
Increase in environmental related accruals															1.6
Asset retirement obligations, number of sites	19
Asbestos related portion of self-insured and insured contingent liability			49.8	53	39.3	42.4
Asbestos related portion of insurance recovery receivable			20.7	22.1	20.4	21.8
Decrease of self-insured and insured contingent liabilities					2.1
Decrease of receivables for probable insurance recoveries for pending and future claims					1
Recovery of future asbestos indemnity costs					48.00%
Percent of defense costs to be paid by insurers	(50.00%)
Rental expense under property and equipment leases							10.9	7.4	7
Capital lease asset and obligation	7.6
Obligations under long-term agreements							46.5
Obligations under long-term agreements expected to be paid in 2013							42
Outstanding letters of credit							$ 35.9

Environmental, Contingencies and Commitments (Summary of Changes in Asset Retirement Obligation) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Environment Matters And Other Contingencies [Line Items]
Beginning balance	$ 20.7	$ 20
Liabilities incurred
Liabilities settled	(1.5)	(0.5)
Accretion expense	1	1.2
Revision in estimated cash flows	(4.4)	0.1
Currency exchange	0.1	(0.1)
Ending balance	$ 15.9	$ 20.7

Environmental, Contingencies and Commitments (Number of Claimants Involved in Asbestos Claims) (Detail) (Asbestos Issue [Member])	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011 Person
Asbestos Issue [Member]
Asbestos Claims [Line Items]
Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100
Number of claimants at end of period	8,000	8,000

Environmental, Contingencies and Commitments (Estimated Future Minimum Rental Expenses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Environment Matters And Other Contingencies [Line Items]
2013, Operating Leases	$ 9.6
2014, Operating Leases	7.6
2015, Operating Leases	6.2
2016, Operating Leases	5.4
2017, Operating Leases	4.4
Thereafter, Operating Leases	6.5
Total minimum lease payments, Operating Leases	39.7
2013, Capital Lease	2.8
2014, Capital Lease	2.9
2015, Capital Lease	3
2016, Capital Lease	3.1
2017, Capital Lease	3.3
Thereafter, Capital Lease	2.5
Total minimum lease payments	17.6
2013, Total Leases	12.4
2014, Total Leases	10.5
2015, Total Leases	9.2
2016, Total Leases	8.5
2017, Total Leases	7.7
Thereafter, Total Leases	9
Total Leases	$ 57.3

Income Taxes (Income Tax Provision Based on Earnings from Continuing Operations before Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
U.S.	$ 46.6	$ 52.4	$ 27.3
Non-U.S.	84.8	61.9	46.3
Earnings from continuing operations before income taxes	$ 131.4	$ 114.3	$ 73.6

Income Taxes (Components of Income Tax Provision) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Tax [Line Items]
Current, U.S. Federal	$ 32.4	$ (4.6)	$ 1.4
Current, Non-U.S.	32.8	23.6	12.6
Current, Other, principally state	1.9	1.2	1.3
Current, Total	67.1	20.2	15.3
Deferred, U.S. Federal	(16.9)	22.3	12.2
Deferred, Non-U.S.	(12.3)	(16.1)	(20.4)
Deferred, Other, principally state	(0.6)	1.9	(0.5)
Deferred, Total	(29.8)	8.1	(8.7)
Total income tax provision	$ 37.3	$ 28.3	$ 6.6

Income Taxes (Reconciliation of Effective Tax Rate to U.S. Federal Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal income tax rate	35.00%	35.00%	35.00%
Research and development credit	0.00%	(1.30%)	(2.00%)
Income subject to other than the federal income tax rate	(8.80%)	(8.30%)	(14.50%)
Tax expense on unrepatriated earnings of international subsidiaries	5.70%	0.00%	0.00%
Change in tax rates	0.40%	(1.80%)	0.50%
State taxes, net of federal benefits	1.50%	1.40%	(0.30%)
Valuation allowance	0.10%	(1.20%)	(21.70%)
Tax law change	0.00%	0.00%	11.30%
Favorable resolution of prior year audits	(6.70%)	0.00%	(1.40%)
Other charges, net	1.20%	0.90%	2.10%
Effective tax rate	28.40%	24.70%	9.00%

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income taxes paid			$ 71	$ 53	$ 36.4
Income tax expense due to repatriation			3.1
Estimated income tax expense due to repatriation			7.5
Undistributed earnings of international subsidiaries			552.6
Valuation allowance			21	21.2
Increase (Decrease) in valuation allowance			0.2	0.4
Charge to tax expenses from continuing operations		8.3
Unrecognized tax benefit			19.7	26.3	25.7
Unrecognized tax benefit that would impact effective tax rate if recognized			16.5	13.3
Liability for payment of interest			3.6	5.6
Decrease in liability from current year activity and foreign exchanges			2
Tax refund	1.3
Recorded tax liability			4.5
Reduction in tax expense	8.5
Non-U.S. [Member]
Income Taxes [Line Items]
Income taxes paid			37.9	25.3	18.8
Operating loss carryforward, expiration dates			2013
Operating loss carryforward subject to expiration			6.3
Operating loss carryforward not subject to expiration			22
U.S. [Member]
Income Taxes [Line Items]
Tax credit carryforwards			36.5
Tax credit carryforwards, expiration dates			2015
Net operating loss carryforwards			28.3
State [Member]
Income Taxes [Line Items]
Tax credit carryforwards			12.8
Tax credit carryforwards, expiration dates			2013
Tax credit carryforwards not subject to expiration			10
Net operating loss carryforwards			212.4
Operating loss carryforward, expiration dates			2013 through 2029
State Tax Credits And Other State Deferred Tax Assets [Member]
Income Taxes [Line Items]
Increase (Decrease) in valuation allowance			(3.1)	0.4
Foreign Net Operating Losses And Other Foreign Deferred Tax Assets [Member]
Income Taxes [Line Items]
Increase (Decrease) in valuation allowance			(2.9)
Foreign Net Operating Losses And Other Foreign Deferred Tax Assets [Member] | Umeco [Member]
Income Taxes [Line Items]
Increase (Decrease) in valuation allowance			1
U.S. State Tax Attributes [Member]
Income Taxes [Line Items]
Valuation allowance			18.1	21.2
Foreign Net Operating Losses [Member]
Income Taxes [Line Items]
Valuation allowance			$ 2.9

Income Taxes (Deferred Tax Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for bad debts	$ 0.5	$ 2.2
Self insurance accruals	17.9	19.4
Operating accruals	10.2	5.6
Environmental accruals	26	27.3
Pension and postretirement benefit liabilities	102.7	107.8
Employee benefit accruals	36	32.2
Tax credit carry forwards	44.9	25.6
Net operating losses	19.7	19.4
Inventory	3.1	1.6
Other	0	3.3
Gross deferred tax assets	261	244.4
Valuation allowance	(21)	(21.2)
Total net deferred tax assets	240	223.2
Plants, equipment and facilities	(97.8)	(110.7)
Insurance receivables	(7.5)	(8.1)
Intangibles	(150.4)	(94.2)
Other	(9.1)	(0.8)
Gross deferred tax liabilities	(264.8)	(213.8)
Net deferred tax assets/(liabilities)	$ (24.8)	$ 9.4

Income Taxes (Roll-Forward of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits [Line Items]
Balance as of beginning of the year	$ 26.3	$ 25.7
Increase due to tax positions related to current periods	1.2	1
Increase due to tax positions related to prior periods	0.2	0
Decrease due to tax positions related to prior periods	(15.6)	(0.3)
Decrease due to lapse of Statute of Limitations	(2.3)	0
Settlements	(1.6)	0
Foreign exchange	0.4	(0.1)
Balance as of the end of the year	19.7	26.3
Umeco [Member]
Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits [Line Items]
Increase due to tax positions	$ 11.1	$ 0

Employee Benefit Plans (Summary Of Components Of Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2012 Pension Plans [Member] Minimum [Member]	Dec. 31, 2011 Pension Plans [Member] Minimum [Member]	Dec. 31, 2010 Pension Plans [Member] Minimum [Member]	Dec. 31, 2012 Pension Plans [Member] Maximum [Member]	Dec. 31, 2011 Pension Plans [Member] Maximum [Member]	Dec. 31, 2010 Pension Plans [Member] Maximum [Member]	Dec. 31, 2012 Postretirement Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2012 Postretirement Plans [Member] Minimum [Member]	Dec. 31, 2011 Postretirement Plans [Member] Minimum [Member]	Dec. 31, 2010 Postretirement Plans [Member] Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost		$ 6	$ 5.1	$ 5.8							$ 1.1	$ 1	$ 1.2
Interest cost		41.5	42.3	41.7							8.4	11.9	11.5
Expected return on plan assets		(49.3)	(48.1)	(44.7)							(2.1)	(2.9)	(3.6)
Net amortization		27.2	20.8	17.8							0.2	(5.7)	(10)
Curtailment/Settlement	(1)	0.7	1.3	0.8							0	(1.1)	0
Net periodic expense (credit)		$ 26.1	$ 21.4	$ 21.4							$ 7.6	$ 3.2	$ (0.9)
Weighted-average assumptions used to determine net periodic costs, during the year, Discount rate		4.70%	5.40%	5.80%							4.30%	5.00%	5.40%
Weighted-average assumptions used to determine net periodic costs, during the year, Expected return on plan assets		6.60%	7.20%	7.30%							6.75%	7.00%	7.25%
Weighted-average assumptions used to determine net periodic costs, during the year, Rate of compensation increase					2.50%	2.50%	2.50%	4.50%	4.50%	10.00%
Weighted-average assumptions used to determine net periodic costs, end of the year, Discount rate		4.00%	4.70%	5.40%							3.50%	4.30%	5.00%
Weighted-average assumptions used to determine net periodic costs, end of the year, Rate of compensation increase					2.50%	2.50%	2.50%	4.50%	4.50%	10.00%

Employee Benefit Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Healthcare cost trend rate assumed for next year	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2017
Fair value of plan assets	$ 28.4	$ 28.8
Target allocation percentage of long term investment	95.00%
Target allocation percentage of short term investment	5.00%
U.S. Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Historical long-term asset mix examined, minimum	30.00%
Historical long-term asset mix examined maximum	50.00%
Target allocations of securities, minimum	50.00%
Target allocations of securities, maximum	70.00%
Expected percentage of long term weighted average return		6.75%	7.25%
U.S. Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Historical long-term average return, minimum		8.00%
Historical long-term average return, maximum		10.00%
Target allocation percentage of securities	40.00%	50.00%
Expected percentage of long term investment return	9.00%	8.50%
U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Historical long-term average return, minimum		5.00%
Historical long-term average return, maximum		7.00%
Target allocation percentage of securities	60.00%	50.00%
Expected percentage of long term investment return	5.25%	6.00%
U.S. Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected percentage of long term average annual return		7.00%	7.00%
U.S. Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed allocation percentage of asset		50.00%	50.00%
U.S. Postretirement Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed allocation percentage of asset		50.00%	50.00%
U.S. Pension And Postretirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	790.6	706.2
Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Medicare Part D subsidies	0.7	1.2	2.1
Fair value of plan assets	$ 28.4	$ 28.8	$ 37.7	$ 44.6
Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocation percentage of securities	40.00%
Postretirement Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocation percentage of securities	60.00%
Non-U.S. Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected percentage of long term weighted average return	5.60%
Non-U.S. Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of securities, minimum	30.00%
Target allocations of securities, maximum	50.00%
Expected percentage of long term weighted average return	8.30%
Target allocation percentage of securities	30.00%
Assumed allocation percentage of asset	32.00%
Non-U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Expected percentage of long term weighted average return	4.50%
Target allocation percentage of securities	59.00%
Assumed allocation percentage of asset	68.00%
Non-U.S. Pension Plans [Member] | Corporate Bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of securities, minimum	50.00%
Target allocations of securities, maximum	70.00%
Non-U.S. Pension Plans [Member] | Other Investment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Target allocations of securities, minimum	0.00%
Target allocations of securities, maximum	15.00%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan asset investment period	5
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan asset investment period	10

Employee Benefit Plans (Changes In Benefit Obligations And Change In Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pension Plans [Member]		Dec. 31, 2011 Pension Plans [Member]		Dec. 31, 2010 Pension Plans [Member]		Dec. 31, 2012 Postretirement Plans [Member]		Dec. 31, 2011 Postretirement Plans [Member]		Dec. 31, 2010 Postretirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation at January 1,				$ 864.6		$ 797.3		$ 731.3		$ 219.9		$ 233.8		$ 212.7
Service cost				6		5.1		5.8		1.1		1		1.2
Interest cost				41.5		42.3		41.7		8.4		11.9		11.5
Amendments				0	[1]	2.2	[1]			1.5	[1]	(34.7)	[1]
Translation difference				5.2		(1.4)		(1.1)		0.2		(0.1)		0.2
Actuarial (gains) losses				104.4		62.3		56.2		(12)		28.5		29.6
Participant contributions				0.2		0.1		0.1		3.5		4.2		4.2
Benefits paid				(41)		(38.8)		(34.6)		(20.2)		(24.3)		(25.6)
Acquisitions/ Divestitures				42.9
Curtailments/settlements				(7.2)	[2]	(4.5)	[2]	(2.1)	[2]	(1.6)	[2]	(0.4)	[2]
Benefit obligation at December 31,				1,016.6		864.6		797.3		200.8		219.9		233.8
Accumulated benefit obligation at December 31,				1,005.1		853.1		783.1
Balance, beginning of year		28.4	28.8	765.7		677.2		562		28.8		37.7		44.6
Actual return on plan assets				95.4		72.7		76.9		2.8		0.2		1.4
Company contributions				37.8		55.7		75.5		13.5		11		13.1
Participant contributions				0.2		0.1		0.1		3.5		4.2		4.2
Translation difference				5.1		(1.1)		(0.6)
Acquisitions/ Divestitures				42.7
Curtailments/settlements				(0.9)	[2]	(0.1)	[2]	(2.1)	[2]
Benefits paid				(41)		(38.8)		(34.6)		(20.2)		(24.3)		(25.6)
Balance, end of year		28.4	28.8	905		765.7		677.2		28.4		28.8		37.7
Curtailment gain	$ 1			$ (0.7)		$ (1.3)		$ (0.8)		$ 0		$ 1.1		$ 0

[1]	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.
[2]	Represents various curtailments and settlements. During 2012 we had a curtailment loss of $0.7 associated primarily with the pending sale of Coating Resins, which is included in earnings from operations of discontinued business, net of tax in the Consolidated Statements of Income. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated Statements of Income.

Employee Benefit Plans (Changes In Benefit Obligations And Change In Plan Assets) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment loss	$ 0.7

Employee Benefit Plans (Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	$ 28.4	$ 28.8
Current liabilities	(12.1)	(13)
Noncurrent liabilities	(275.5)	(277)
Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	905	765.7	677.2	562
Benefit obligations	(1,016.6)	(864.6)	(797.3)	(731.3)
Funded status	(111.6)	(98.9)	(120.1)
Noncurrent assets	3.6		0.2
Current liabilities	(2.1)	(2.2)	(2.1)
Noncurrent liabilities	(113.1)	(96.7)	(118.2)
Total amounts recognized	(111.6)	(98.9)	(120.1)
Net actuarial losses	305.3	279.8	265.9
Prior service (credits)/costs	1.6	2.6	0.5
Transition obligations
Total	306.9	282.4	266.4
AOCI, beginning of year	282.4	266.4	260.9
Current year actuarial (gains)/losses	58.6	37.7	24.1
Current year prior service costs/(credits)	0.1	2.2
Curtailments/settlements	(7)	(3.1)	(0.8)
Amortization of actuarial gains/(losses)	(26.8)	(20.8)	(17.7)
Amortization of prior service (costs)/credits	(0.4)		(0.1)
AOCI, end of year	306.9	282.4	266.4
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	33.9
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	0.1
Estimated amortization to be recognized in accumulated other comprehensive income, Total	34
Postretirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	28.4	28.8	37.7	44.6
Benefit obligations	(200.8)	(219.9)	(233.8)	(212.7)
Funded status	(172.4)	(191.1)	(196.1)
Noncurrent assets
Current liabilities	(10)	(10.9)	(12.2)
Noncurrent liabilities	(162.4)	(180.2)	(183.9)
Total amounts recognized	(172.4)	(191.1)	(196.1)
Net actuarial losses	65.4	84.2	58.2
Prior service (credits)/costs	(29.3)	(35.2)	(11.2)
Transition obligations
Total	36.1	49	47
AOCI, beginning of year	49	47	7.5
Current year actuarial (gains)/losses	(12.6)	30.3	29.6
Current year prior service costs/(credits)	1.5	(34.7)	(0.1)
Curtailments/settlements	(1.6)	0.7
Amortization of actuarial gains/(losses)	(4.5)	(3.9)	(0.6)
Amortization of prior service (costs)/credits	4.3	9.6	10.6
AOCI, end of year	36.1	49	47
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	5
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	(3.8)
Estimated amortization to be recognized in accumulated other comprehensive income, Total	$ 1.2

Employee Benefit Plans (Change In Assumed Healthcare Cost Trend Rates) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
1% Decrease, Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$ (0.6)	$ (0.8)
1% Decrease, Approximate effect on accumulated postretirement benefit obligation	(12.1)	(13.5)
1% Increase, Approximate effect on the total of service and interest cost components of other postretirement benefit costs	0.6	0.8
1% Increase, Approximate effect on accumulated postretirement benefit obligation	$ 13.4	$ 14.7

Employee Benefit Plans (Plans With Accumulated Benefit Obligation In Excess Of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ (936.4)	$ (806)
Accumulated benefit obligation	(925.1)	(796.7)
Fair value of plan assets	821.3	706.4
U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	(860.8)	(767.9)
Accumulated benefit obligation	(854.9)	(759.9)
Fair value of plan assets	762.2	677.4
Non-U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	(75.6)	(38.1)
Accumulated benefit obligation	(70.2)	(36.8)
Fair value of plan assets	$ 59.1	$ 29

Employee Benefit Plans (Actual And Target Allocation By Asset Category) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation 2013, Total	100.00%
Percentage of Plan Assets, Cash and other	100.00%	100.00%
U.S. Pension Plans [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, Equity Securities	30.00%
Target allocation 2013 percentage of securities	40.00%	50.00%
Percentage of Plan Assets, Cash and other	24.00%	27.00%
U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	60.00%	50.00%
Target Allocation, Fixed Income	70.00%
Percentage of Plan Assets, Cash and other	76.00%	73.00%
Non-U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation 2013, Total	100.00%
Percentage of Plan Assets, Cash and other	100.00%	100.00%
Non-U.S. Pension Plans [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	30.00%
Percentage of Plan Assets, Cash and other	45.00%	30.00%
Non-U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	59.00%
Percentage of Plan Assets, Cash and other	44.00%	56.00%
Non-U.S. Pension Plans [Member] | Cash And Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	11.00%
Percentage of Plan Assets, Cash and other	11.00%	14.00%
Postretirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation 2013, Total	100.00%
Percentage of Plan Assets, Cash and other	100.00%	100.00%
Postretirement Plans [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, Equity Securities	40.00%
Target allocation 2013 percentage of securities	40.00%
Percentage of Plan Assets, Cash and other	40.00%	52.00%
Postretirement Plans [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	60.00%
Target Allocation, Fixed Income	60.00%
Percentage of Plan Assets, Cash and other	60.00%	48.00%

Employee Benefit Plans (Fair Value Of Pension Assets By Asset Category) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Fixed Income Funds [Member]		Dec. 31, 2011 Fixed Income Funds [Member]		Dec. 31, 2012 Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2012 Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Traded Government Bonds [Member]	Dec. 31, 2011 Traded Government Bonds [Member]	Dec. 31, 2012 Corporate Bonds [Member]	Dec. 31, 2011 Corporate Bonds [Member]	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2012 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 28.4	$ 28.8	$ 28.4	$ 28.8			$ 10.5	$ 9.9	$ 3.7	$ 0.8	$ 3.7	$ 0.8					$ 13.2	[1]	$ 13.1	[1]	$ 13.2	[1]	$ 13.1	[1]	[1]	[1]	[1]	[1]	$ 8.9	$ 7.7					$ 905	$ 765.7	$ 677.2	$ 562	$ 412.4	$ 424.2	$ 482.1	$ 331.6	$ 10.5	$ 9.9	$ 12.3	$ 42.9	$ 12.3	$ 42.9	$ 0	$ 0	$ 0	$ 0	$ 81.5	$ 52.9	$ 114.5	[2]	$ 133.5	[2]	$ 53.4	[3]	$ 21.2	[3]	$ 81.5	$ 52.9	$ 103.7	[2]	$ 128.2	[2]	$ 0	[3]	$ 0	[3]	$ 0	$ 0	$ 10.8	[2]	$ 5.3	[2]	$ 53.4	[3]	$ 21.2	[3]	$ 0	$ 0	$ 0	[2]	$ 0	[2]	$ 0	[3]	$ 0	[3]	$ 632.8	[4]	$ 505.3	[4]	$ 214.9	[4]	$ 200.2	[4]	$ 417.9	[4]	$ 305.1	[4]	$ 0	[4]	$ 0	[4]	$ 1.6	$ 2.2	$ 0	$ 0	$ 0	$ 0	$ 1.6	$ 2.2	$ 8.9	$ 7.7	$ 0	$ 0	$ 0	$ 0	$ 8.9	$ 7.7
Percentage of investment in diversified portfolio																															38.00%	62.00%	38.00%	62.00%

[1]	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.
[2]	(1) Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
[3]	(2) Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
[4]	Funds which invest in a diversified portfolio of publicly traded government bonds and corporate bonds, approximately 38% and 62%, respectively, as of December 31, 2012, and approximately 38% and 62%, respectively, as of December 31, 2011. There are no restrictions on these investments.

Employee Benefit Plans (Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year	$ 28.4	$ 28.8	$ 9.9	$ 7.7	$ 2.2
Assets held at end of year			0.4	0.3	0.1
Assets sold during the year			0	0	0
Purchases, sales and settlements			(0.6)	0.1	(0.7)
Transfers in/(out)			0.8	0.8	0
Balance, end of year	$ 28.4	$ 28.8	$ 10.5	$ 8.9	$ 1.6

Employee Benefit Plans (Fair Value Of Postretirement Plan Assets By Asset Category) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	28.4		28.8
S&P 500 Index Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage Of Investment In Public Traded Funds	100.00%		79.00%
International Index Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage Of Investment In Public Traded Funds			21.00%
Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	3.7		0.8
U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	11.5	[1]	14.9	[1]
Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	13.2	[2]	13.1	[2]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	28.4		28.8
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	3.7		0.8
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	11.5	[1]	14.9	[1]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	13.2	[2]	13.1	[2]
Significant Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total
Significant Observable Inputs (Level 2) [Member] | Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total
Significant Observable Inputs (Level 2) [Member] | U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[1]		[1]
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[2]		[2]
Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total	10.5		9.9
Significant Unobservable Inputs (Level 3) [Member] | Cash And Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total
Significant Unobservable Inputs (Level 3) [Member] | U.S. Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[1]		[1]
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total		[2]		[2]
Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Investment Weighted Maturity Period	3 years
Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Investment Weighted Maturity Period	10 years

[1]	Investments in publicly traded funds: 100% invested in an S&P 500 index fund as of December 31, 2012, and 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011.
[2]	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

Employee Benefit Plans (Expected Employer Contributions) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member] | U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	$ 51.8
Pension Plans [Member] | Non-U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	5.6
Postretirement Benefit Plan [Member] | U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	10
Postretirement Benefit Plan [Member] | Non-U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	$ 0.2

Employee Benefit Plans (Expected Benefit Payments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Pension Plans [Member]
2013	$ 38.7
2014	40.4
2015	42.1
2016	43.7
2017	44.3
2018-2022	248.9
U.S. Postretirement Plans [Member]
2013	14.9
2014	15.1
2015	15.1
2016	15.1
2017	14.9
2018-2022	67.6
Non-U.S. Pension Plans [Member]
2013	5.4
2014	5.2
2015	6
2016	5.7
2017	6
2018-2022	36.9
Non-U.S. Postretirement Plans [Member]
2013	0.2
2014	0.2
2015	0.2
2016	0.3
2017	0.3
2018-2022	$ 1.7

Employee Benefit Plans (Amounts Expensed Related To Plans) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Savings Plan [Member]
Postretirement Health Care Plans [Line Items]
Amount expensed related to plans	$ 19.6	$ 20.5	$ 21.3
Non-U.S. Others [Member]
Postretirement Health Care Plans [Line Items]
Amount expensed related to plans	$ 2.9	$ 2.4	$ 2.2

Accrued Expenses (Schedule Of Accrued Expenses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Line Items]
Employee benefits	$ 50.9	$ 34
Pension and other postretirement employee benefits	12.1	13
Salaries and wages	16.8	10.4
Taxes other than income taxes	8.7	8.5
Environmental	9.7	6.9
Interest, excluding interest on uncertain tax positions	18	18
Restructuring costs	12.2	0.5
Customer rebates	3.9	5
Insurance related accruals	4	4
All other	37.7	25.8
Total	$ 174	$ 126.1

Common Stock And Preferred Stock (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended												12 Months Ended
	Oct. 09, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock And Preferred Stock [Line Items]
Common stock, shares authorized		150,000,000				150,000,000								150,000,000	150,000,000
Common stock, par value		$ 0.01				$ 0.01								$ 0.01	$ 0.01
Common stock, shares outstanding		44,946,161												44,946,161
Cash dividends paid														$ 22.9	$ 24.3	$ 2.5
Dividends per common share declared and paid		$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.5	$ 0.5	$ 0.05
Dividends declared, date														Jan 31, 2013
Dividends declared, amount per share		$ 0.125												$ 0.125
Dividends payable, date														Feb 25, 2013
Dividends payable, date of record														Feb 11, 2013
Stock repurchased during period, shares														1,455,111	4,280,000
Stock repurchased during period, value														99,900,000	196,100,000	0
Remaining stock authorized under stock buyback program														550,100,000
Buyback authorization amount	$ 650,000,000

Common Stock And Preferred Stock (Summary Of Changes In Common Stock Issued And Treasury Stock) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock And Preferred Stock [Line Items]
Purchase of treasury stock	1,455,111	4,280,000
Common Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	49,586,198	49,445,350	49,316,913
Issuance pursuant to stock option and stock-SARS plan	32,663	122,983	121,969
Issuance of deferred shares		17,865	6,468
Balance at end of year	49,618,861	49,586,198	49,445,350
Treasury Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	4,077,360	767	594,134
Purchase of treasury stock	1,455,111	4,280,000
Issuance pursuant to stock option and stock-SARS plan	(842,746)	(178,352)	(547,253)
Awards of restricted stock	(10,683)	(12,384)	(14,390)
Issuance of deferred shares	(6,342)	(12,671)	(31,724)
Balance at end of year	4,672,700	4,077,360	767

Operations By Segment And Geographic Areas And Identifiable Assets (Selected Information In Relation To Continuing Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Intersegment net sales	$ (0.8)	$ (0.9)	$ (1.1)
Total net sales	1,708.9	1,416.8	1,224.5
Earnings from operations	163.6	155.5	113.5
Total Assets	3,922.1	3,536.7	3,673.9
Aerospace Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	877.1	722.6	606.4
Intersegment net sales	0	0	0
Total net sales	877.1	722.6	606.4
Earnings from operations	155.6	113.8	97
Percentage of sales	17.70%	15.70%	16.00%
Total Assets	1,016.6	872.5	750.9
Capital expenditures	68.5	34.5	52.1
Depreciation and amortization	26.3	20	15.2
Industrial Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	176.4	66.6	53.8
Intersegment net sales	0	0	0
Total net sales	176.4	66.6	53.8
Earnings from operations	10.7	11.1	10.1
Percentage of sales	6.00%	16.70%	18.80%
Total Assets	520.5	46	39.7
Capital expenditures	5.1	1.5	2.3
Depreciation and amortization	8.4	0.9	0.6
In-Process Separation [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	384.2	339.5	292.2
Intersegment net sales	0	0	0
Total net sales	384.2	339.5	292.2
Earnings from operations	91.8	69.7	55.2
Percentage of sales	23.90%	20.50%	18.90%
Total Assets	369.5	311.1	308
Capital expenditures	60.4	17.6	9.7
Depreciation and amortization	16.9	14.4	13.2
Additive Technologies [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	270.4	287.2	271
Intersegment net sales	0.8	0.9	1.1
Total net sales	271.2	288.1	272.1
Earnings from operations	37.9	39.4	40.3
Percentage of sales	14.00%	13.70%	14.80%
Total Assets	207.4	202.6	209.7
Capital expenditures	11.1	16.1	9.3
Depreciation and amortization	13.6	11.2	9.3
Total Segments [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	1,708.1	1,415.9	1,223.4
Intersegment net sales	0.8	0.9	1.1
Total net sales	1,708.9	1,416.8	1,224.5
Earnings from operations	296	234	202.6
Percentage of sales	17.30%	16.50%	16.50%
Total Assets	2,114	1,432.2	1,308.3
Capital expenditures	145.1	69.7	73.4
Depreciation and amortization	$ 65.2	$ 46.5	$ 38.3

Operations By Segment And Geographic Areas And Identifiable Assets (Reconciliation Of Selected Segment Information To Corresponding Amounts Contained In Consolidated Financial Statements) (Detail) (USD $)
In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales from segments										$ 1,708.9	$ 1,416.8	$ 1,224.5
Elimination of intersegment revenue										(0.8)	(0.9)	(1.1)
Total consolidated net sales	470.7	455.4	404	378.1	369.5	363.4	347.3	335.7		1,708.1	1,415.9	1,223.4
Total consolidated earnings from operations										163.6	155.5	113.5
Total consolidated assets	3,922.1				3,536.7					3,922.1	3,536.7	3,673.9
Other assets	1,808.1				2,104.5					1,808.1	2,104.5	2,365.6
Restructuring charges										21.2	0.8	4.5
Gains (losses) on sale of assets pre-tax								3.3	2.3	(16.7)	3.3
Accelerated depreciation										2.5	0.7
Decrease in environmental related accruals					0.6						0.6
Adjustments of prior year restructuring charges												0.9
Cash and cash equivalents	179.3				415.8					179.3	415.8	383.3	261.7
Mt. Pleasant, Tennessee Facility [Member]
Segment Reporting Information [Line Items]
Restructuring charges												5.5
Coating Resins Segment [Member]
Segment Reporting Information [Line Items]
Costs allocated to operations										66.5	66	61.4
Assets held for sale	1,472.6				1,508.8					1,472.6	1,508.8	1,671.9
Previously Owned Building Block Chemicals [Member]
Segment Reporting Information [Line Items]
Costs allocated to operations											1	6.3
Building Block Chemicals Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Assets held for sale												164.4
Stamford Facility [Member]
Segment Reporting Information [Line Items]
Gains (losses) on sale of assets pre-tax										16.7
Umeco [Member]
Segment Reporting Information [Line Items]
Costs incurred for acquisition	8.4									8.4
Earnings From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations										296	234	202.6
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations										(132.4)	(78.5)	(89.1)
Assets From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 2,114				$ 1,432.2					$ 2,114	$ 1,432.2	$ 1,308.3

Operations By Segment And Geographic Areas And Identifiable Assets (Operations By Geographic Areas) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 470.7	$ 455.4	$ 404	$ 378.1	$ 369.5	$ 363.4	$ 347.3	$ 335.7	$ 1,708.1	$ 1,415.9	$ 1,223.4
U.S. exports included in net sales above									220.6	207.5	211.3
Total Identifiable Assets	1,711.3				1,133.8				1,711.3	1,133.8	1,150
Equity in net assets of and advances to associated companies	1.7								1.7
Total Assets	3,922.1				3,536.7				3,922.1	3,536.7	3,673.9
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									795	686.2	557.9
Total Identifiable Assets	1,052.1				841.7				1,052.1	841.7	926.4
Other Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									188.5	180.6	152.8
U.S. exports included in net sales above									83	82.8	68
Total Identifiable Assets	121.9				135.6				121.9	135.6	134.1
Asia / Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									212.3	188.8	193.4
U.S. exports included in net sales above									33.7	40.7	68.4
Total Identifiable Assets	119.2				87.3				119.2	87.3	33.7
Europe, Middle East And Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									512.3	360.3	319.3
U.S. exports included in net sales above									103.9	84	74.9
Total Identifiable Assets	418.1				69.2				418.1	69.2	55.8
Corporate Unallocated [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 2,209.1				$ 2,402.9				$ 2,209.1	$ 2,402.9	$ 2,523.9

Operations By Segment And Geographic Areas And Identifiable Assets (Operations By Geographic Areas) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	$ 179.3	$ 415.8	$ 383.3	$ 261.7
Coating Resins Segment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets held for sale	1,472.6	1,508.8	1,671.9
Building Block Chemicals Discontinued Operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets held for sale			$ 164.4

Risk And Uncertainties (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unusual Risk or Uncertainty [Line Items]
Total Assets	$ 3,922.1				$ 3,536.7				$ 3,922.1	$ 3,536.7	$ 3,673.9
Total Net Sales	470.7	455.4	404	378.1	369.5	363.4	347.3	335.7	1,708.1	1,415.9	1,223.4
Umeco [Member]
Unusual Risk or Uncertainty [Line Items]
Total Assets	560.6								560.6
Goodwill and Intangible assets	363.7								363.7
Total Net Sales									150
Aerospace Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Total Assets	1,016.6				872.5				1,016.6	872.5	750.9
Industrial Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Total Assets	$ 520.5				$ 46				$ 520.5	$ 46	$ 39.7
Net Sales [Member] | Boeing [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of net sales									19.00%	18.00%	18.00%
Net Sales [Member] | Aerospace Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of net sales									18.00%	17.00%	17.00%
Net Sales [Member] | Industrial Materials [Member]
Unusual Risk or Uncertainty [Line Items]
Percentage of net sales									1.00%	1.00%	1.00%

Quarterly Data (Schedule Of Quarterly Data) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 470.7		$ 455.4		$ 404		$ 378.1		$ 369.5		$ 363.4		$ 347.3		$ 335.7		$ 1,708.1		$ 1,415.9		$ 1,223.4
Gross profit	136.6	[1]	134.6	[1]	130.2	[1]	125.2	[1]	116.9	[1]	107.4	[1]	103.2	[1]	96.3	[1]	526.6	[1]	423.7	[1]
Net earnings attributable to Cytec Industries Inc.	$ 45.8		$ 53.3		$ 35.7		$ 53.1		$ 41.6		$ 47.9		$ 35.1		$ 83.2		$ 188		$ 207.8		$ 172.3
Earnings per common share attributable to Cytec Industries Inc.:
Basic earnings per common share	$ 1.01	[2]	$ 1.15	[2]	$ 0.77	[2]	$ 1.16	[2]	$ 0.89	[2]	$ 0.99	[2]	$ 0.71	[2]	$ 1.68	[2]	$ 4.08	[2]	$ 4.29	[2]	$ 3.49
Diluted earnings per common share	$ 0.99	[2]	$ 1.13	[2]	$ 0.76	[2]	$ 1.14	[2]	$ 0.88	[2]	$ 0.98	[2]	$ 0.7	[2]	$ 1.66	[2]	$ 4.02	[2]	$ 4.24	[2]	$ 3.46

[1]	Gross profit is derived by subtracting manufacturing cost of sales from net sales.
[2]	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.

Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Environmental accruals, remediation spending	$ 3.9	$ 3.9	$ 4.6
Environmental accruals, currency exchange	0.4	0.1	0.3
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	21.2	21.6	25.1
Additions or (deductions) charged or (credited) to expenses	(1.2)	(0.4)	(3.5)
Other additions or (deductions)	1	0	0
Balance	21	21.2	21.6
Environmental Accruals [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	69.4	64.7	60.8
Additions or (deductions) charged or (credited) to expenses	1.6	8.7	8.2
Other additions or (deductions)	(2.9)	(4)	(4.3)
Balance	68.1	69.4	64.7
Umeco [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Environmental accruals, currency exchange	0.7
Continuing Operations [Member] | Doubtful Accounts Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	1.3	0.5	1.2
Additions or (deductions) charged or (credited) to expenses	4.6	0.8	0
Other additions or (deductions)	(1.2)	0	(0.7)
Balance	$ 4.7	$ 1.3	$ 0.5